UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2025

This report on Form N-CSR relates solely to the Registrant’s Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund, Fidelity Flex Freedom Blend 2065 Fund, Fidelity Flex Freedom Blend 2070 Fund, Fidelity Flex Freedom Blend Retirement Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom Index 2065 Fund, Fidelity Freedom Index 2070 Fund, and Fidelity Freedom Index Retirement Fund (the “Funds”).

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index Retirement Fund Fidelity Freedom® Index Retirement Fund Premier Class : FAPIX

This semi-annual shareholder report contains information about Fidelity Freedom® Index Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,820,304,733
Number of Holdings	9
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 70.4
Domestic Equity Funds - 12.0
Short-Term Funds - 9.8
International Equity Funds - 7.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	42.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Total Market Index Fund	11.8
Fidelity Series Treasury Bill Index Fund	9.8
Fidelity Series Global ex U.S. Index Fund	7.8
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
Fidelity Series Commodity Strategy Fund	0.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914706.101    6191-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index Retirement Fund Fidelity Freedom® Index Retirement Fund Investor Class : FIKFX

This semi-annual shareholder report contains information about Fidelity Freedom® Index Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,820,304,733
Number of Holdings	9
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 70.4
Domestic Equity Funds - 12.0
Short-Term Funds - 9.8
International Equity Funds - 7.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	42.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Total Market Index Fund	11.8
Fidelity Series Treasury Bill Index Fund	9.8
Fidelity Series Global ex U.S. Index Fund	7.8
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
Fidelity Series Commodity Strategy Fund	0.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914704.101    2216-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index Retirement Fund Fidelity Freedom® Index Retirement Fund Institutional Premium Class : FFGZX

This semi-annual shareholder report contains information about Fidelity Freedom® Index Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,820,304,733
Number of Holdings	9
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 70.4
Domestic Equity Funds - 12.0
Short-Term Funds - 9.8
International Equity Funds - 7.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	42.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Total Market Index Fund	11.8
Fidelity Series Treasury Bill Index Fund	9.8
Fidelity Series Global ex U.S. Index Fund	7.8
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
Fidelity Series Commodity Strategy Fund	0.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914705.101    2764-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2065 Fund Fidelity Freedom® Index 2065 Fund Premier Class : FVIPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,884,116,992
Number of Holdings	5
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 36.1
Bond Funds - 9.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.7
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914928.101    6204-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2065 Fund Fidelity Freedom® Index 2065 Fund Investor Class : FFIJX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,884,116,992
Number of Holdings	5
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 36.1
Bond Funds - 9.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.7
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914927.101    3463-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2065 Fund Fidelity Freedom® Index 2065 Fund Institutional Premium Class : FFIKX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,884,116,992
Number of Holdings	5
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 36.1
Bond Funds - 9.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.7
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914926.101    3427-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2060 Fund Fidelity Freedom® Index 2060 Fund Premier Class : FUIPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$11,167,625,419
Number of Holdings	5
Portfolio Turnover	10%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 36.1
Bond Funds - 9.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.7
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914760.101    6203-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2060 Fund Fidelity Freedom® Index 2060 Fund Investor Class : FDKLX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$11,167,625,419
Number of Holdings	5
Portfolio Turnover	10%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 36.1
Bond Funds - 9.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.7
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914758.101    2714-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2060 Fund Fidelity Freedom® Index 2060 Fund Institutional Premium Class : FFLEX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$11,167,625,419
Number of Holdings	5
Portfolio Turnover	10%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 36.1
Bond Funds - 9.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.7
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914759.101    2776-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2055 Fund Fidelity Freedom® Index 2055 Fund Premier Class : FTYPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$18,957,757,897
Number of Holdings	5
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 36.1
Bond Funds - 9.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.7
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914748.101    6202-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2055 Fund Fidelity Freedom® Index 2055 Fund Investor Class : FDEWX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$18,957,757,897
Number of Holdings	5
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 36.1
Bond Funds - 9.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.7
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914746.101    2338-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2055 Fund Fidelity Freedom® Index 2055 Fund Institutional Premium Class : FFLDX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$18,957,757,897
Number of Holdings	5
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 36.1
Bond Funds - 9.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.7
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914747.101    2775-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2050 Fund Fidelity Freedom® Index 2050 Fund Premier Class : FRLPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$24,958,979,502
Number of Holdings	5
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 36.0
Bond Funds - 9.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.8
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914733.101    6201-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2050 Fund Fidelity Freedom® Index 2050 Fund Investor Class : FIPFX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$24,958,979,502
Number of Holdings	5
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 36.0
Bond Funds - 9.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.8
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914731.101    2241-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2050 Fund Fidelity Freedom® Index 2050 Fund Institutional Premium Class : FFOPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$24,958,979,502
Number of Holdings	5
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 36.0
Bond Funds - 9.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.8
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914732.101    2774-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2045 Fund Fidelity Freedom® Index 2045 Fund Premier Class : FQIPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$26,016,339,124
Number of Holdings	5
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.0
International Equity Funds - 36.1
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.0
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914730.101    6200-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2045 Fund Fidelity Freedom® Index 2045 Fund Investor Class : FIOFX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$26,016,339,124
Number of Holdings	5
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.0
International Equity Funds - 36.1
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.0
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914728.101    2240-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2045 Fund Fidelity Freedom® Index 2045 Fund Institutional Premium Class : FFOLX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$26,016,339,124
Number of Holdings	5
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.0
International Equity Funds - 36.1
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.0
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914729.101    2773-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2040 Fund Fidelity Freedom® Index 2040 Fund Premier Class : FPIPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$28,642,300,243
Number of Holdings	5
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.9
International Equity Funds - 32.5
Bond Funds - 18.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	48.9
Fidelity Series Global ex U.S. Index Fund	32.5
Fidelity Series Bond Index Fund	11.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914727.101    6199-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2040 Fund Fidelity Freedom® Index 2040 Fund Investor Class : FBIFX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$28,642,300,243
Number of Holdings	5
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.9
International Equity Funds - 32.5
Bond Funds - 18.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	48.9
Fidelity Series Global ex U.S. Index Fund	32.5
Fidelity Series Bond Index Fund	11.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914725.101    2239-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2040 Fund Fidelity Freedom® Index 2040 Fund Institutional Premium Class : FFIZX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$28,642,300,243
Number of Holdings	5
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.9
International Equity Funds - 32.5
Bond Funds - 18.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	48.9
Fidelity Series Global ex U.S. Index Fund	32.5
Fidelity Series Bond Index Fund	11.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914726.101    2772-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2035 Fund Fidelity Freedom® Index 2035 Fund Premier Class : FNIPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$27,506,428,675
Number of Holdings	6
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.9
Bond Funds - 33.6
International Equity Funds - 26.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	39.9
Fidelity Series Global ex U.S. Index Fund	26.5
Fidelity Series Bond Index Fund	22.6
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.8
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914724.101    6198-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2035 Fund Fidelity Freedom® Index 2035 Fund Investor Class : FIHFX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$27,506,428,675
Number of Holdings	6
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.9
Bond Funds - 33.6
International Equity Funds - 26.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	39.9
Fidelity Series Global ex U.S. Index Fund	26.5
Fidelity Series Bond Index Fund	22.6
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.8
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914722.101    2238-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2035 Fund Fidelity Freedom® Index 2035 Fund Institutional Premium Class : FFEZX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$27,506,428,675
Number of Holdings	6
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.9
Bond Funds - 33.6
International Equity Funds - 26.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	39.9
Fidelity Series Global ex U.S. Index Fund	26.5
Fidelity Series Bond Index Fund	22.6
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.8
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914723.101    2771-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2030 Fund Fidelity Freedom® Index 2030 Fund Premier Class : FMKPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$25,148,034,175
Number of Holdings	7
Portfolio Turnover	17%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 42.0
Domestic Equity Funds - 34.8
International Equity Funds - 23.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	34.8
Fidelity Series Bond Index Fund	26.9
Fidelity Series Global ex U.S. Index Fund	23.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914721.101    6197-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2030 Fund Fidelity Freedom® Index 2030 Fund Investor Class : FXIFX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$25,148,034,175
Number of Holdings	7
Portfolio Turnover	17%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 42.0
Domestic Equity Funds - 34.8
International Equity Funds - 23.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	34.8
Fidelity Series Bond Index Fund	26.9
Fidelity Series Global ex U.S. Index Fund	23.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914719.101    2235-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2030 Fund Fidelity Freedom® Index 2030 Fund Institutional Premium Class : FFEGX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$25,148,034,175
Number of Holdings	7
Portfolio Turnover	17%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 42.0
Domestic Equity Funds - 34.8
International Equity Funds - 23.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	34.8
Fidelity Series Bond Index Fund	26.9
Fidelity Series Global ex U.S. Index Fund	23.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914720.101    2770-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2025 Fund Fidelity Freedom® Index 2025 Fund Premier Class : FLIPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$15,055,635,652
Number of Holdings	8
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 48.5
Domestic Equity Funds - 30.9
International Equity Funds - 20.6
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	30.9
Fidelity Series Bond Index Fund	30.0
Fidelity Series Global ex U.S. Index Fund	20.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.6
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.2
Fidelity Series Treasury Bill Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914718.101    6196-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2025 Fund Fidelity Freedom® Index 2025 Fund Investor Class : FQIFX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$15,055,635,652
Number of Holdings	8
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 48.5
Domestic Equity Funds - 30.9
International Equity Funds - 20.6
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	30.9
Fidelity Series Bond Index Fund	30.0
Fidelity Series Global ex U.S. Index Fund	20.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.6
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.2
Fidelity Series Treasury Bill Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914716.101    2232-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2025 Fund Fidelity Freedom® Index 2025 Fund Institutional Premium Class : FFEDX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$15,055,635,652
Number of Holdings	8
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 48.5
Domestic Equity Funds - 30.9
International Equity Funds - 20.6
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	30.9
Fidelity Series Bond Index Fund	30.0
Fidelity Series Global ex U.S. Index Fund	20.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.6
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.2
Fidelity Series Treasury Bill Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914717.101    2769-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2020 Fund Fidelity Freedom® Index 2020 Fund Premier Class : FKIPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$6,925,289,586
Number of Holdings	9
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.3
Domestic Equity Funds - 25.8
International Equity Funds - 17.1
Short-Term Funds - 2.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	33.6
Fidelity Series Total Market Index Fund	25.7
Fidelity Series Global ex U.S. Index Fund	17.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series Treasury Bill Index Fund	2.8
Fidelity Series Commodity Strategy Fund	0.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914715.101    6195-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2020 Fund Fidelity Freedom® Index 2020 Fund Investor Class : FPIFX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$6,925,289,586
Number of Holdings	9
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.3
Domestic Equity Funds - 25.8
International Equity Funds - 17.1
Short-Term Funds - 2.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	33.6
Fidelity Series Total Market Index Fund	25.7
Fidelity Series Global ex U.S. Index Fund	17.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series Treasury Bill Index Fund	2.8
Fidelity Series Commodity Strategy Fund	0.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914713.101    2228-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2020 Fund Fidelity Freedom® Index 2020 Fund Institutional Premium Class : FIWTX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$6,925,289,586
Number of Holdings	9
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.3
Domestic Equity Funds - 25.8
International Equity Funds - 17.1
Short-Term Funds - 2.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	33.6
Fidelity Series Total Market Index Fund	25.7
Fidelity Series Global ex U.S. Index Fund	17.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series Treasury Bill Index Fund	2.8
Fidelity Series Commodity Strategy Fund	0.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914714.101    2768-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2015 Fund Fidelity Freedom® Index 2015 Fund Premier Class : FFYPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,974,224,089
Number of Holdings	9
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 60.5
Domestic Equity Funds - 20.4
International Equity Funds - 13.5
Short-Term Funds - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	37.1
Fidelity Series Total Market Index Fund	20.3
Fidelity Series Global ex U.S. Index Fund	13.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.0
Fidelity Series Treasury Bill Index Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series Commodity Strategy Fund	0.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914736.101    6194-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2015 Fund Fidelity Freedom® Index 2015 Fund Investor Class : FLIFX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,974,224,089
Number of Holdings	9
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 60.5
Domestic Equity Funds - 20.4
International Equity Funds - 13.5
Short-Term Funds - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	37.1
Fidelity Series Total Market Index Fund	20.3
Fidelity Series Global ex U.S. Index Fund	13.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.0
Fidelity Series Treasury Bill Index Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series Commodity Strategy Fund	0.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914734.101    2242-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2015 Fund Fidelity Freedom® Index 2015 Fund Institutional Premium Class : FIWFX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,974,224,089
Number of Holdings	9
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 60.5
Domestic Equity Funds - 20.4
International Equity Funds - 13.5
Short-Term Funds - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	37.1
Fidelity Series Total Market Index Fund	20.3
Fidelity Series Global ex U.S. Index Fund	13.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.0
Fidelity Series Treasury Bill Index Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series Commodity Strategy Fund	0.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914735.101    2767-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2010 Fund Fidelity Freedom® Index 2010 Fund Premier Class : FCYPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$752,938,645
Number of Holdings	9
Portfolio Turnover	21%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.8
Domestic Equity Funds - 15.0
International Equity Funds - 9.9
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	40.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.7
Fidelity Series Total Market Index Fund	14.9
Fidelity Series Global ex U.S. Index Fund	9.9
Fidelity Series Treasury Bill Index Fund	8.3
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.6
Fidelity Series Commodity Strategy Fund	0.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914712.101    6193-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2010 Fund Fidelity Freedom® Index 2010 Fund Investor Class : FKIFX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$752,938,645
Number of Holdings	9
Portfolio Turnover	21%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.8
Domestic Equity Funds - 15.0
International Equity Funds - 9.9
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	40.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.7
Fidelity Series Total Market Index Fund	14.9
Fidelity Series Global ex U.S. Index Fund	9.9
Fidelity Series Treasury Bill Index Fund	8.3
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.6
Fidelity Series Commodity Strategy Fund	0.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914710.101    2226-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2010 Fund Fidelity Freedom® Index 2010 Fund Institutional Premium Class : FFWTX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$752,938,645
Number of Holdings	9
Portfolio Turnover	21%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.8
Domestic Equity Funds - 15.0
International Equity Funds - 9.9
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	40.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.7
Fidelity Series Total Market Index Fund	14.9
Fidelity Series Global ex U.S. Index Fund	9.9
Fidelity Series Treasury Bill Index Fund	8.3
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.6
Fidelity Series Commodity Strategy Fund	0.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914711.101    2766-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Flex® Freedom Blend Retirement Fund Fidelity Flex® Freedom Blend Retirement Fund : FTLSX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend Retirement Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,053,948
Number of Holdings	34
Portfolio Turnover	39%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 69.2
International Equity Funds - 12.7
Domestic Equity Funds - 10.1
Short-Term Funds - 8.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18.6
Fidelity Series Government Bond Index Fund	13.1
Fidelity Series Investment Grade Bond Fund	12.2
Fidelity Series Corporate Bond Fund	7.9
Fidelity Series Investment Grade Securitized Fund	7.5
Fidelity Series Treasury Bill Index Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	3.5
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
Fidelity Series Large Cap Value Index Fund	2.7
78.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914761.101    2901-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Flex® Freedom Blend 2065 Fund Fidelity Flex® Freedom Blend 2065 Fund : FDFPX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2065 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$17,518,378
Number of Holdings	26
Portfolio Turnover	22%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.6
Fidelity Series Blue Chip Growth Fund	12.1
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.3
Fidelity Series International Value Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Overseas Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Value Discovery Fund	5.2
84.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914911.101    3414-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Flex® Freedom Blend 2060 Fund Fidelity Flex® Freedom Blend 2060 Fund : FWLSX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2060 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$28,261,192
Number of Holdings	26
Portfolio Turnover	27%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.6
Fidelity Series Blue Chip Growth Fund	12.2
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Overseas Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Value Discovery Fund	5.2
84.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914773.101    2913-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Flex® Freedom Blend 2055 Fund Fidelity Flex® Freedom Blend 2055 Fund : FQLSX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2055 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$48,512,322
Number of Holdings	26
Portfolio Turnover	29%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.6
Fidelity Series Blue Chip Growth Fund	12.2
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Overseas Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Value Discovery Fund	5.2
84.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914772.101    2912-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Flex® Freedom Blend 2050 Fund Fidelity Flex® Freedom Blend 2050 Fund : FYLSX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2050 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$64,819,573
Number of Holdings	26
Portfolio Turnover	35%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.9
Bond Funds - 6.4
Short-Term Funds - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.6
Fidelity Series Blue Chip Growth Fund	12.1
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Overseas Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.4
Fidelity Series Value Discovery Fund	5.2
84.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914771.101    2911-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Flex® Freedom Blend 2045 Fund Fidelity Flex® Freedom Blend 2045 Fund : FOLSX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2045 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$83,086,458
Number of Holdings	26
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.4
International Equity Funds - 40.9
Bond Funds - 6.4
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.6
Fidelity Series Blue Chip Growth Fund	12.1
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series International Growth Fund	6.9
Fidelity Series Overseas Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Value Discovery Fund	5.2
84.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914770.101    2910-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Flex® Freedom Blend 2040 Fund Fidelity Flex® Freedom Blend 2040 Fund : FCLSX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2040 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$78,266,761
Number of Holdings	32
Portfolio Turnover	39%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 46.6
International Equity Funds - 37.4
Bond Funds - 14.3
Short-Term Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.1
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Emerging Markets Opportunities Fund	9.4
Fidelity Series Long-Term Treasury Bond Index Fund	8.1
Fidelity Series Large Cap Growth Index Fund	7.0
Fidelity Series Large Cap Stock Fund	6.5
Fidelity Series International Value Fund	6.3
Fidelity Series International Growth Fund	6.3
Fidelity Series Overseas Fund	6.2
Fidelity Series Value Discovery Fund	4.7
78.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914769.101    2909-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Flex® Freedom Blend 2035 Fund Fidelity Flex® Freedom Blend 2035 Fund : FJLSX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2035 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$81,178,389
Number of Holdings	32
Portfolio Turnover	39%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 37.6
International Equity Funds - 31.4
Bond Funds - 29.4
Short-Term Funds - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	10.6
Fidelity Series Blue Chip Growth Fund	8.8
Fidelity Series Long-Term Treasury Bond Index Fund	7.9
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Large Cap Growth Index Fund	5.6
Fidelity Series Large Cap Stock Fund	5.2
Fidelity Series International Value Fund	5.2
Fidelity Series International Growth Fund	5.2
Fidelity Series Overseas Fund	5.2
Fidelity Series Government Bond Index Fund	4.7
66.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914768.101    2908-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Flex® Freedom Blend 2030 Fund Fidelity Flex® Freedom Blend 2030 Fund : FVLSX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2030 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$77,455,513
Number of Holdings	33
Portfolio Turnover	38%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.7
Domestic Equity Funds - 32.6
International Equity Funds - 28.0
Short-Term Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.1
Fidelity Series Blue Chip Growth Fund	7.7
Fidelity Series Long-Term Treasury Bond Index Fund	7.6
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.8
Fidelity Series Government Bond Index Fund	6.0
Fidelity Series Investment Grade Bond Fund	5.6
Fidelity Series Large Cap Growth Index Fund	4.9
Fidelity Series International Value Fund	4.6
Fidelity Series International Growth Fund	4.6
63.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914767.101    2907-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Flex® Freedom Blend 2025 Fund Fidelity Flex® Freedom Blend 2025 Fund : FELSX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2025 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$43,277,023
Number of Holdings	33
Portfolio Turnover	33%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.2
Domestic Equity Funds - 28.7
International Equity Funds - 25.4
Short-Term Funds - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.5
Fidelity Series Large Cap Value Index Fund	8.0
Fidelity Series Government Bond Index Fund	7.1
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Blue Chip Growth Fund	6.7
Fidelity Series Investment Grade Bond Fund	6.6
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series Large Cap Growth Index Fund	4.3
Fidelity Series Corporate Bond Fund	4.2
Fidelity Series International Value Fund	4.1
65.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914766.101    2906-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Flex® Freedom Blend 2020 Fund Fidelity Flex® Freedom Blend 2020 Fund : FULSX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2020 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$24,197,340
Number of Holdings	33
Portfolio Turnover	32%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.4
Domestic Equity Funds - 23.7
International Equity Funds - 21.9
Short-Term Funds - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	10.4
Fidelity Series Investment Grade Bond Fund	9.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.9
Fidelity Series Large Cap Value Index Fund	6.6
Fidelity Series Corporate Bond Fund	6.2
Fidelity Series Investment Grade Securitized Fund	6.0
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series Blue Chip Growth Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
66.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914765.101    2905-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Flex® Freedom Blend 2015 Fund Fidelity Flex® Freedom Blend 2015 Fund : FILSX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2015 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$7,819,226
Number of Holdings	34
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 60.9
Domestic Equity Funds - 18.4
International Equity Funds - 18.3
Short-Term Funds - 2.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	11.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.4
Fidelity Series Investment Grade Bond Fund	10.7
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Investment Grade Securitized Fund	6.6
Fidelity Series Large Cap Value Index Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	4.8
Fidelity Series Blue Chip Growth Fund	4.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.2
70.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914764.101    2904-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Flex® Freedom Blend 2010 Fund Fidelity Flex® Freedom Blend 2010 Fund : FISNX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2010 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,675,139
Number of Holdings	34
Portfolio Turnover	37%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.0
International Equity Funds - 14.7
Domestic Equity Funds - 13.1
Short-Term Funds - 5.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	17.1
Fidelity Series Government Bond Index Fund	12.5
Fidelity Series Investment Grade Bond Fund	11.7
Fidelity Series Corporate Bond Fund	7.5
Fidelity Series Investment Grade Securitized Fund	7.2
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Large Cap Value Index Fund	3.6
Fidelity Series Treasury Bill Index Fund	3.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
75.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914763.101    2903-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index Retirement Fund Fidelity Freedom® Index Retirement Fund Premier II Class : FATQX

This semi-annual shareholder report contains information about Fidelity Freedom® Index Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,820,304,733
Number of Holdings	9
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 70.4
Domestic Equity Funds - 12.0
Short-Term Funds - 9.8
International Equity Funds - 7.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	42.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Total Market Index Fund	11.8
Fidelity Series Treasury Bill Index Fund	9.8
Fidelity Series Global ex U.S. Index Fund	7.8
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
Fidelity Series Commodity Strategy Fund	0.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917107.102    7705-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2010 Fund Fidelity Freedom® Index 2010 Fund Premier II Class : FATUX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$752,938,645
Number of Holdings	9
Portfolio Turnover	21%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 66.8
Domestic Equity Funds - 15.0
International Equity Funds - 9.9
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	40.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.7
Fidelity Series Total Market Index Fund	14.9
Fidelity Series Global ex U.S. Index Fund	9.9
Fidelity Series Treasury Bill Index Fund	8.3
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.6
Fidelity Series Commodity Strategy Fund	0.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917109.102    7706-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2015 Fund Fidelity Freedom® Index 2015 Fund Premier II Class : FATVX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,974,224,089
Number of Holdings	9
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 60.5
Domestic Equity Funds - 20.4
International Equity Funds - 13.5
Short-Term Funds - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	37.1
Fidelity Series Total Market Index Fund	20.3
Fidelity Series Global ex U.S. Index Fund	13.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.0
Fidelity Series Treasury Bill Index Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series Commodity Strategy Fund	0.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917111.102    7707-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2020 Fund Fidelity Freedom® Index 2020 Fund Premier II Class : FATYX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$6,925,289,586
Number of Holdings	9
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.3
Domestic Equity Funds - 25.8
International Equity Funds - 17.1
Short-Term Funds - 2.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	33.6
Fidelity Series Total Market Index Fund	25.7
Fidelity Series Global ex U.S. Index Fund	17.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series Treasury Bill Index Fund	2.8
Fidelity Series Commodity Strategy Fund	0.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917113.102    7708-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2025 Fund Fidelity Freedom® Index 2025 Fund Premier II Class : FATZX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$15,055,635,652
Number of Holdings	8
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 48.5
Domestic Equity Funds - 30.9
International Equity Funds - 20.6
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	30.9
Fidelity Series Bond Index Fund	30.0
Fidelity Series Global ex U.S. Index Fund	20.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.6
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.2
Fidelity Series Treasury Bill Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917115.102    7709-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2030 Fund Fidelity Freedom® Index 2030 Fund Premier II Class : FAUYX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$25,148,034,175
Number of Holdings	7
Portfolio Turnover	17%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 42.0
Domestic Equity Funds - 34.8
International Equity Funds - 23.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	34.8
Fidelity Series Bond Index Fund	26.9
Fidelity Series Global ex U.S. Index Fund	23.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917117.102    7710-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2035 Fund Fidelity Freedom® Index 2035 Fund Premier II Class : FAVNX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$27,506,428,675
Number of Holdings	6
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.9
Bond Funds - 33.6
International Equity Funds - 26.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	39.9
Fidelity Series Global ex U.S. Index Fund	26.5
Fidelity Series Bond Index Fund	22.6
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.8
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917119.102    7711-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2040 Fund Fidelity Freedom® Index 2040 Fund Premier II Class : FAVOX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$28,642,300,243
Number of Holdings	5
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.9
International Equity Funds - 32.5
Bond Funds - 18.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	48.9
Fidelity Series Global ex U.S. Index Fund	32.5
Fidelity Series Bond Index Fund	11.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917121.102    7712-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2045 Fund Fidelity Freedom® Index 2045 Fund Premier II Class : FAVPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$26,016,339,124
Number of Holdings	5
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.0
International Equity Funds - 36.1
Bond Funds - 9.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.0
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917123.102    7713-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2050 Fund Fidelity Freedom® Index 2050 Fund Premier II Class : FAVQX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$24,958,979,502
Number of Holdings	5
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 36.0
Bond Funds - 9.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	36.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.8
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917125.102    7714-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2055 Fund Fidelity Freedom® Index 2055 Fund Premier II Class : FAVRX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$18,957,757,897
Number of Holdings	5
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 36.1
Bond Funds - 9.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.7
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917127.102    7715-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2060 Fund Fidelity Freedom® Index 2060 Fund Premier II Class : FAVUX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$11,167,625,419
Number of Holdings	5
Portfolio Turnover	10%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 36.1
Bond Funds - 9.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.7
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917129.102    7717-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2065 Fund Fidelity Freedom® Index 2065 Fund Premier II Class : FAVVX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,884,116,992
Number of Holdings	5
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 36.1
Bond Funds - 9.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.7
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917131.102    7718-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2070 Fund Fidelity Freedom® Index 2070 Fund Premier II Class : FAVWX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$185,214,562
Number of Holdings	5
Portfolio Turnover	6%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 36.1
Bond Funds - 9.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.7
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917133.102    7719-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Flex® Freedom Blend 2070 Fund Fidelity Flex® Freedom Blend 2070 Fund : FRBQX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2070 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$6,561,238
Number of Holdings	25
Portfolio Turnover	31%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.7
International Equity Funds - 41.0
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.6
Fidelity Series Blue Chip Growth Fund	12.2
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Overseas Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Value Discovery Fund	5.2
84.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918265.101    7649-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2070 Fund Fidelity Freedom® Index 2070 Fund Institutional Premium Class : FRBUX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$185,214,562
Number of Holdings	5
Portfolio Turnover	6%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 36.1
Bond Funds - 9.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.7
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918267.101    7650-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2070 Fund Fidelity Freedom® Index 2070 Fund Premier Class : FRBWX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$185,214,562
Number of Holdings	5
Portfolio Turnover	6%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 36.1
Bond Funds - 9.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.7
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918269.101    7652-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Index 2070 Fund Fidelity Freedom® Index 2070 Fund Investor Class : FRBVX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$185,214,562
Number of Holdings	5
Portfolio Turnover	6%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.3
International Equity Funds - 36.1
Bond Funds - 9.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.3
Fidelity Series Global ex U.S. Index Fund	36.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	3.7
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918271.101    7653-TSRS-1125

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Freedom® Index Funds

Fidelity Freedom® Index Retirement Fund
Fidelity Freedom® Index 2010 Fund
Fidelity Freedom® Index 2015 Fund
Fidelity Freedom® Index 2020 Fund
Fidelity Freedom® Index 2025 Fund
Fidelity Freedom® Index 2030 Fund
Fidelity Freedom® Index 2035 Fund
Fidelity Freedom® Index 2040 Fund
Fidelity Freedom® Index 2045 Fund
Fidelity Freedom® Index 2050 Fund
Fidelity Freedom® Index 2055 Fund
Fidelity Freedom® Index 2060 Fund
Fidelity Freedom® Index 2065 Fund
Fidelity Freedom® Index 2070 Fund
(Fidelity Freedom® Index Retirement Fund formerly Fidelity Freedom® Index Income Fund)

Semi-Annual Report
September 30, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Freedom® Index Retirement Fund
Fidelity Freedom® Index 2010 Fund
Fidelity Freedom® Index 2015 Fund
Fidelity Freedom® Index 2020 Fund
Fidelity Freedom® Index 2025 Fund
Fidelity Freedom® Index 2030 Fund
Fidelity Freedom® Index 2035 Fund
Fidelity Freedom® Index 2040 Fund
Fidelity Freedom® Index 2045 Fund
Fidelity Freedom® Index 2050 Fund
Fidelity Freedom® Index 2055 Fund
Fidelity Freedom® Index 2060 Fund
Fidelity Freedom® Index 2065 Fund
Fidelity Freedom® Index 2070 Fund
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 (plan accounts and Institutional Premium Class) or 1-800-544-8544 (all other accounts) to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend a fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to a fund.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). A fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Freedom® Index Retirement Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 70.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	36,166,940	364,924,424
Fidelity Series Bond Index Fund (a)	84,619,356	773,420,913
Fidelity Series International Developed Markets Bond Index Fund (a)	10,315,010	89,946,884
Fidelity Series Long-Term Treasury Bond Index Fund (a)	9,829,558	53,669,384
TOTAL BOND FUNDS (Cost $1,377,145,061)		1,281,961,605

Domestic Equity Funds - 12.0%
	Shares	Value ($)
Fidelity Series Commodity Strategy Fund (a)	33,252	3,091,434
Fidelity Series Total Market Index Fund (a)	9,821,496	214,992,545
TOTAL DOMESTIC EQUITY FUNDS (Cost $104,123,659)		218,083,979

International Equity Funds - 7.8%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $92,399,282)	7,922,675	142,528,925

Short-Term Funds - 9.8%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $178,409,940)	17,872,299	177,829,377

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $9)	4.21	9	9

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,752,077,951)	1,820,403,895
NET OTHER ASSETS (LIABILITIES) - 0.0%	(99,162)
NET ASSETS - 100.0%	1,820,304,733

Legend

(a)	Affiliated fund.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	128,622	128,613	30	-	-	9	9	0.0%
Total	-	128,622	128,613	30	-	-	9

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	337,912,305	39,338,374	17,279,182	4,143,191	52,183	4,900,744	364,924,424	36,166,940
Fidelity Series Bond Index Fund	727,926,971	80,154,755	44,165,171	14,820,876	154,688	9,349,670	773,420,913	84,619,356
Fidelity Series Commodity Strategy Fund	-	3,091,440	6	-	-	-	3,091,434	33,252
Fidelity Series Global ex U.S. Index Fund	129,508,692	6,835,194	18,038,543	-	1,872,803	22,350,779	142,528,925	7,922,675
Fidelity Series International Developed Markets Bond Index Fund	83,249,958	9,939,100	4,330,359	817,357	8,048	1,080,137	89,946,884	10,315,010
Fidelity Series Long-Term Treasury Bond Index Fund	51,141,350	6,972,378	4,000,751	1,010,352	(690,623)	247,030	53,669,384	9,829,558
Fidelity Series Total Market Index Fund	194,714,839	14,920,235	31,947,401	555,985	1,216,439	36,088,433	214,992,545	9,821,496
Fidelity Series Treasury Bill Index Fund	169,814,415	18,811,601	10,805,209	3,716,560	(3,040)	11,610	177,829,377	17,872,299
	1,694,268,530	180,063,077	130,566,622	25,064,321	2,610,498	74,028,403	1,820,403,886

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,281,961,605	1,281,961,605	-	-

Domestic Equity Funds	218,083,979	218,083,979	-	-

International Equity Funds	142,528,925	142,528,925	-	-

Short-Term Funds	177,829,377	177,829,377	-	-

Money Market Funds	9	9	-	-
Total Investments in Securities:	1,820,403,895	1,820,403,895	-	-
Fidelity Freedom® Index Retirement Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $9)	$9
Other affiliated issuers (cost $1,752,077,942)	1,820,403,886

Total Investment in Securities (cost $1,752,077,951)		$1,820,403,895
Cash		31
Receivable for investments sold		14,977,968
Receivable for fund shares sold		6,560,034
Total assets		1,841,941,928
Liabilities
Payable for investments purchased	$9,534,879
Payable for fund shares redeemed	12,003,123
Accrued management fee	99,193
Total liabilities		21,637,195
Net Assets		$1,820,304,733
Net Assets consist of:
Paid in capital		$1,756,445,342
Total accumulated earnings (loss)		63,859,391
Net Assets		$1,820,304,733

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($209,490,521 ÷ 16,841,259 shares)		$12.44
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($846,881,607 ÷ 68,189,330 shares)		$12.42
Premier Class :
Net Asset Value, offering price and redemption price per share ($297,700,806 ÷ 23,989,224 shares)		$12.41
Premier II Class :
Net Asset Value, offering price and redemption price per share ($466,231,799 ÷ 37,566,311 shares)		$12.41
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$24,861,173
Income from Fidelity Central Funds		30
Total income		24,861,203
Expenses
Management fee	$614,682
Independent trustees' fees and expenses	1,994
Total expenses		616,676
Net Investment income (loss)		24,244,527
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	2,610,498
Capital gain distributions from underlying funds:
Affiliated issuers	203,148
Total net realized gain (loss)		2,813,646
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	74,028,403
Total change in net unrealized appreciation (depreciation)		74,028,403
Net gain (loss)		76,842,049
Net increase (decrease) in net assets resulting from operations		$101,086,576
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,244,527	$51,604,476
Net realized gain (loss)	2,813,646	5,202,411
Change in net unrealized appreciation (depreciation)	74,028,403	29,352,048
Net increase (decrease) in net assets resulting from operations	101,086,576	86,158,935
Distributions to shareholders	(23,850,757)	(51,215,084)

Share transactions - net increase (decrease)	48,899,282	258,782,719
Total increase (decrease) in net assets	126,135,101	293,726,570

Net Assets
Beginning of period	1,694,169,632	1,400,443,062
End of period	$1,820,304,733	$1,694,169,632

Financial Highlights
Fidelity Freedom® Index Retirement Fund Investor Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.91	$11.65	$11.32	$12.15	$12.46	$11.60
Income from Investment Operations
Net investment income (loss) A,B	.16	.38	.34	.34	.20	.14
Net realized and unrealized gain (loss)	.53	.25	.33	(.82)	(.25)	.98
Total from investment operations	.69	.63	.67	(.48)	(.05)	1.12
Distributions from net investment income	(.16)	(.37)	(.34)	(.33)	(.18)	(.15)
Distributions from net realized gain	-	-	-	(.02)	(.08)	(.12)
Total distributions	(.16)	(.37)	(.34)	(.35)	(.26)	(.26) C
Net asset value, end of period	$12.44	$11.91	$11.65	$11.32	$12.15	$12.46
Total Return D,E	5.86%	5.51%	5.98%	(3.90)%	(.50)%	9.72%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12 % H	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.12% H	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.71% H	3.20%	3.03%	2.97%	1.59%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$209,491	$202,048	$168,686	$182,799	$219,579	$469,552
Portfolio turnover rate I	15 % H	18% J,K	17%	22%	38%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® Index Retirement Fund Institutional Premium Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.89	$11.63	$11.30	$12.13	$12.44	$11.59
Income from Investment Operations
Net investment income (loss) A,B	.17	.38	.35	.34	.21	.14
Net realized and unrealized gain (loss)	.52	.26	.32	(.82)	(.25)	.98
Total from investment operations	.69	.64	.67	(.48)	(.04)	1.12
Distributions from net investment income	(.16)	(.38)	(.34)	(.33)	(.19)	(.15)
Distributions from net realized gain	-	-	-	(.02)	(.08)	(.12)
Total distributions	(.16)	(.38)	(.34)	(.35)	(.27)	(.27)
Net asset value, end of period	$12.42	$11.89	$11.63	$11.30	$12.13	$12.44
Total Return C,D	5.88%	5.55%	6.03%	(3.88)%	(.44)%	9.68%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08% G	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08 % G	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.08% G	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.75% G	3.24%	3.07%	3.01%	1.63%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$846,882	$883,335	$792,169	$732,262	$733,168	$410,094
Portfolio turnover rate H	15 % G	18% I,J	17%	22%	38%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® Index Retirement Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$11.88	$11.62	$11.30	$12.12	$12.43	$12.07
Income from Investment Operations
Net investment income (loss) B,C	.17	.39	.35	.34	.21	.18
Net realized and unrealized gain (loss)	.53	.25	.31	(.81)	(.25)	.38
Total from investment operations	.70	.64	.66	(.47)	(.04)	.56
Distributions from net investment income	(.17)	(.38)	(.34)	(.33)	(.19)	(.11)
Distributions from net realized gain	-	-	-	(.02)	(.08)	(.09)
Total distributions	(.17)	(.38)	(.34)	(.35)	(.27)	(.20)
Net asset value, end of period	$12.41	$11.88	$11.62	$11.30	$12.12	$12.43
Total Return D,E	5.91%	5.60%	5.95%	(3.78)%	(.40)%	4.59%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.05% H	.05%	.06%	.06%	.06%	.06% H
Expenses net of fee waivers, if any	.05 % H	.05%	.06%	.06%	.06%	.06% H
Expenses net of all reductions, if any	.05% H	.05%	.06%	.06%	.06%	.06% H
Net investment income (loss)	2.78% H	3.27%	3.09%	3.03%	1.65%	1.93% H
Supplemental Data
Net assets, end of period (000 omitted)	$297,701	$249,293	$439,588	$379,658	$360,871	$117,463
Portfolio turnover rate I	15 % H	18% J,K	17%	22%	38%	33%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® Index Retirement Fund Premier II Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$11.88	$11.93
Income from Investment Operations
Net investment income (loss) B,C	.17	.15
Net realized and unrealized gain (loss)	.53	.05
Total from investment operations	.70	.20
Distributions from net investment income	(.17)	(.25)
Total distributions	(.17)	(.25)
Net asset value, end of period	$12.41	$11.88
Total Return D,E	5.92%	1.70%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H	.04% H
Expenses net of fee waivers, if any	.04 % H	.04% H
Expenses net of all reductions, if any	.04% H	.04% H
Net investment income (loss)	2.79% H	2.12% H
Supplemental Data
Net assets, end of period (000 omitted)	$466,232	$359,494
Portfolio turnover rate I	15 % H	18% J,K

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Freedom® Index 2010 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 66.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	12,469,136	125,813,581
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,504,360	11,794,179
Fidelity Series Bond Index Fund (a)	33,334,612	304,678,355
Fidelity Series International Developed Markets Bond Index Fund (a)	4,251,429	37,072,458
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,193,085	22,894,244
TOTAL BOND FUNDS (Cost $543,206,660)		502,252,817

Domestic Equity Funds - 15.0%
	Shares	Value ($)
Fidelity Series Commodity Strategy Fund (a)	12,130	1,127,766
Fidelity Series Total Market Index Fund (a)	5,123,050	112,143,563
TOTAL DOMESTIC EQUITY FUNDS (Cost $50,397,438)		113,271,329

International Equity Funds - 9.9%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $41,351,666)	4,147,292	74,609,790

Short-Term Funds - 8.3%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $63,051,311)	6,316,679	62,850,954

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $698,007,075)	752,984,890
NET OTHER ASSETS (LIABILITIES) - 0.0%	(46,245)
NET ASSETS - 100.0%	752,938,645

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	114,615,356	17,516,975	7,981,714	1,389,583	27,379	1,635,585	125,813,581	12,469,136
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	13,221,782	778,576	2,339,458	155,051	(525,885)	659,164	11,794,179	1,504,360
Fidelity Series Bond Index Fund	289,549,049	31,316,127	19,839,198	5,783,390	(16,565)	3,668,942	304,678,355	33,334,612
Fidelity Series Commodity Strategy Fund	-	1,127,767	1	-	-	-	1,127,766	12,130
Fidelity Series Global ex U.S. Index Fund	72,137,006	3,504,034	14,070,002	-	3,661,157	9,377,595	74,609,790	4,147,292
Fidelity Series International Developed Markets Bond Index Fund	35,265,683	3,846,793	2,497,173	339,156	(37,663)	494,818	37,072,458	4,251,429
Fidelity Series Long-Term Treasury Bond Index Fund	22,689,036	2,830,380	2,412,967	437,245	(419,809)	207,604	22,894,244	4,193,085
Fidelity Series Total Market Index Fund	108,650,244	7,711,713	24,150,814	308,811	4,005,514	15,926,906	112,143,563	5,123,050
Fidelity Series Treasury Bill Index Fund	59,669,780	7,593,618	4,415,153	1,292,567	290	2,419	62,850,954	6,316,679
	715,797,936	76,225,983	77,706,480	9,705,803	6,694,418	31,973,033	752,984,890

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	502,252,817	502,252,817	-	-

Domestic Equity Funds	113,271,329	113,271,329	-	-

International Equity Funds	74,609,790	74,609,790	-	-

Short-Term Funds	62,850,954	62,850,954	-	-
Total Investments in Securities:	752,984,890	752,984,890	-	-
Fidelity Freedom® Index 2010 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $698,007,075)	$752,984,890

Total Investment in Securities (cost $698,007,075)		$752,984,890
Receivable for investments sold		1,568,403
Receivable for fund shares sold		6,914,314
Total assets		761,467,607
Liabilities
Payable for investments purchased	$7,830,269
Payable for fund shares redeemed	652,446
Accrued management fee	46,247
Total liabilities		8,528,962
Net Assets		$752,938,645
Net Assets consist of:
Paid in capital		$685,915,448
Total accumulated earnings (loss)		67,023,197
Net Assets		$752,938,645

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($148,095,772 ÷ 10,715,479 shares)		$13.82
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($437,518,222 ÷ 31,661,351 shares)		$13.82
Premier Class :
Net Asset Value, offering price and redemption price per share ($87,490,715 ÷ 6,333,601 shares)		$13.81
Premier II Class :
Net Asset Value, offering price and redemption price per share ($79,833,936 ÷ 5,779,688 shares)		$13.81
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$9,592,968
Expenses
Management fee	$292,149
Independent trustees' fees and expenses	830
Total expenses		292,979
Net Investment income (loss)		9,299,989
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	6,694,418
Capital gain distributions from underlying funds:
Affiliated issuers	112,835
Total net realized gain (loss)		6,807,253
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	31,973,033
Total change in net unrealized appreciation (depreciation)		31,973,033
Net gain (loss)		38,780,286
Net increase (decrease) in net assets resulting from operations		$48,080,275
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,299,989	$22,043,468
Net realized gain (loss)	6,807,253	12,804,764
Change in net unrealized appreciation (depreciation)	31,973,033	4,668,570
Net increase (decrease) in net assets resulting from operations	48,080,275	39,516,802
Distributions to shareholders	(6,553,773)	(34,620,199)

Share transactions - net increase (decrease)	(4,340,017)	(35,652,539)
Total increase (decrease) in net assets	37,186,485	(30,755,936)

Net Assets
Beginning of period	715,752,160	746,508,096
End of period	$752,938,645	$715,752,160

Financial Highlights
Fidelity Freedom® Index 2010 Fund Investor Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.06	$12.99	$12.49	$13.61	$14.06	$12.33
Income from Investment Operations
Net investment income (loss) A,B	.17	.40	.37	.35	.22	.18
Net realized and unrealized gain (loss)	.71	.31	.55	(1.02)	(.15)	1.91
Total from investment operations	.88	.71	.92	(.67)	.07	2.09
Distributions from net investment income	(.06)	(.41)	(.34)	(.34)	(.21)	(.19)
Distributions from net realized gain	(.06)	(.23)	(.07)	(.11)	(.30)	(.17)
Total distributions	(.12)	(.64)	(.42) C	(.45)	(.52) C	(.36)
Net asset value, end of period	$13.82	$13.06	$12.99	$12.49	$13.61	$14.06
Total Return D,E	6.80%	5.61%	7.42%	(4.86)%	.33%	17.04%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12 % H	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.12% H	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.53% H	3.03%	2.90%	2.79%	1.52%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$148,096	$143,799	$161,962	$175,127	$222,429	$477,015
Portfolio turnover rate I	21 % H	17%	18%	26%	38%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2010 Fund Institutional Premium Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.06	$12.99	$12.49	$13.61	$14.07	$12.33
Income from Investment Operations
Net investment income (loss) A,B	.17	.40	.37	.35	.22	.18
Net realized and unrealized gain (loss)	.71	.32	.55	(1.02)	(.15)	1.93
Total from investment operations	.88	.72	.92	(.67)	.07	2.11
Distributions from net investment income	(.06)	(.42)	(.35)	(.34)	(.23)	(.19)
Distributions from net realized gain	(.06)	(.23)	(.07)	(.11)	(.30)	(.17)
Total distributions	(.12)	(.65)	(.42)	(.45)	(.53)	(.37) C
Net asset value, end of period	$13.82	$13.06	$12.99	$12.49	$13.61	$14.07
Total Return D,E	6.80%	5.65%	7.46%	(4.82)%	.35%	17.17%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08 % H	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.08% H	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.57% H	3.07%	2.94%	2.83%	1.56%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$437,518	$455,357	$499,977	$507,025	$567,760	$389,414
Portfolio turnover rate I	21 % H	17%	18%	26%	38%	27%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2010 Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$13.05	$12.98	$12.49	$13.61	$14.07	$13.15
Income from Investment Operations
Net investment income (loss) B,C	.17	.41	.37	.35	.22	.07
Net realized and unrealized gain (loss)	.71	.31	.55	(1.02)	(.15)	1.12
Total from investment operations	.88	.72	.92	(.67)	.07	1.19
Distributions from net investment income	(.06)	(.42)	(.35)	(.34)	(.23)	(.16)
Distributions from net realized gain	(.06)	(.23)	(.07)	(.11)	(.30)	(.11)
Total distributions	(.12)	(.65)	(.43) D	(.45)	(.53)	(.27)
Net asset value, end of period	$13.81	$13.05	$12.98	$12.49	$13.61	$14.07
Total Return E,F	6.82%	5.69%	7.41%	(4.79)%	.37%	9.06%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I	.05%	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.05 % I	.05%	.06%	.06%	.06%	.06% I
Expenses net of all reductions, if any	.05% I	.05%	.06%	.06%	.06%	.06% I
Net investment income (loss)	2.60% I	3.10%	2.96%	2.85%	1.58%	.64% I
Supplemental Data
Net assets, end of period (000 omitted)	$87,491	$76,440	$84,570	$69,585	$46,300	$7,583
Portfolio turnover rate J	21 % I	17%	18%	26%	38%	27%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2010 Fund Premier II Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$13.05	$13.31
Income from Investment Operations
Net investment income (loss) B,C	.17	.15
Net realized and unrealized gain (loss)	.71	.06
Total from investment operations	.88	.21
Distributions from net investment income	(.06)	(.36)
Distributions from net realized gain	(.06)	(.11)
Total distributions	(.12)	(.47)
Net asset value, end of period	$13.81	$13.05
Total Return D,E	6.83%	1.63%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H	.04% H
Expenses net of fee waivers, if any	.04 % H	.04% H
Expenses net of all reductions, if any	.04% H	.04% H
Net investment income (loss)	2.61% H	1.90% H
Supplemental Data
Net assets, end of period (000 omitted)	$79,834	$40,156
Portfolio turnover rate I	21 % H	17%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2015 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 60.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	21,573,042	217,671,992
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	10,498,028	82,304,539
Fidelity Series Bond Index Fund (a)	79,950,032	730,743,292
Fidelity Series International Developed Markets Bond Index Fund (a)	11,113,407	96,908,906
Fidelity Series Long-Term Treasury Bond Index Fund (a)	12,052,989	65,809,322
TOTAL BOND FUNDS (Cost $1,311,597,107)		1,193,438,051

Domestic Equity Funds - 20.4%
	Shares	Value ($)
Fidelity Series Commodity Strategy Fund (a)	29,674	2,758,836
Fidelity Series Total Market Index Fund (a)	18,300,145	400,590,178
TOTAL DOMESTIC EQUITY FUNDS (Cost $179,278,421)		403,349,014

International Equity Funds - 13.5%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $154,725,063)	14,823,571	266,676,041

Short-Term Funds - 5.6%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $111,198,465)	11,143,035	110,873,198

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,756,799,056)	1,974,336,304
NET OTHER ASSETS (LIABILITIES) - 0.0%	(112,215)
NET ASSETS - 100.0%	1,974,224,089

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	200,786,186	29,031,884	15,019,777	2,424,117	(32,620)	2,906,319	217,671,992	21,573,042
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	85,622,641	3,388,736	7,610,630	1,011,911	(1,343,252)	2,247,044	82,304,539	10,498,028
Fidelity Series Bond Index Fund	709,787,323	65,857,185	53,633,786	13,988,681	(2,299,534)	11,032,104	730,743,292	79,950,032
Fidelity Series Commodity Strategy Fund	-	2,758,837	1	-	-	-	2,758,836	29,674
Fidelity Series Global ex U.S. Index Fund	264,436,118	3,874,381	48,759,100	-	12,485,148	34,639,494	266,676,041	14,823,571
Fidelity Series International Developed Markets Bond Index Fund	95,668,427	7,130,781	7,107,690	908,336	(349,913)	1,567,301	96,908,906	11,113,407
Fidelity Series Long-Term Treasury Bond Index Fund	65,474,538	6,429,388	5,447,745	1,247,731	(1,028,300)	381,441	65,809,322	12,052,989
Fidelity Series Total Market Index Fund	399,333,643	13,778,069	84,658,755	1,125,713	22,901,933	49,235,288	400,590,178	18,300,145
Fidelity Series Treasury Bill Index Fund	105,971,827	12,902,794	8,006,879	2,275,830	(2,077)	7,533	110,873,198	11,143,035
	1,927,080,703	145,152,055	230,244,363	22,982,319	30,331,385	102,016,524	1,974,336,304

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,193,438,051	1,193,438,051	-	-

Domestic Equity Funds	403,349,014	403,349,014	-	-

International Equity Funds	266,676,041	266,676,041	-	-

Short-Term Funds	110,873,198	110,873,198	-	-
Total Investments in Securities:	1,974,336,304	1,974,336,304	-	-
Fidelity Freedom® Index 2015 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,756,799,056)	$1,974,336,304

Total Investment in Securities (cost $1,756,799,056)		$1,974,336,304
Receivable for investments sold		4,710,440
Receivable for fund shares sold		13,085,467
Total assets		1,992,132,211
Liabilities
Payable for investments purchased	$16,084,246
Payable for fund shares redeemed	1,711,662
Accrued management fee	112,214
Total liabilities		17,908,122
Net Assets		$1,974,224,089
Net Assets consist of:
Paid in capital		$1,719,461,733
Total accumulated earnings (loss)		254,762,356
Net Assets		$1,974,224,089

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($435,052,003 ÷ 27,944,006 shares)		$15.57
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($862,865,205 ÷ 55,475,555 shares)		$15.55
Premier Class :
Net Asset Value, offering price and redemption price per share ($302,554,719 ÷ 19,456,148 shares)		$15.55
Premier II Class :
Net Asset Value, offering price and redemption price per share ($373,752,162 ÷ 24,043,075 shares)		$15.55
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$22,571,001
Expenses
Management fee	$730,708
Independent trustees' fees and expenses	2,218
Total expenses		732,926
Net Investment income (loss)		21,838,075
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	30,331,385
Capital gain distributions from underlying funds:
Affiliated issuers	411,318
Total net realized gain (loss)		30,742,703
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	102,016,524
Total change in net unrealized appreciation (depreciation)		102,016,524
Net gain (loss)		132,759,227
Net increase (decrease) in net assets resulting from operations		$154,597,302
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,838,075	$58,706,611
Net realized gain (loss)	30,742,703	40,388,817
Change in net unrealized appreciation (depreciation)	102,016,524	14,008,694
Net increase (decrease) in net assets resulting from operations	154,597,302	113,104,122
Distributions to shareholders	(15,430,998)	(100,432,295)

Share transactions - net increase (decrease)	(91,915,623)	(165,752,314)
Total increase (decrease) in net assets	47,250,681	(153,080,487)

Net Assets
Beginning of period	1,926,973,408	2,080,053,895
End of period	$1,974,224,089	$1,926,973,408

Financial Highlights
Fidelity Freedom® Index 2015 Fund Investor Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.49	$14.42	$13.58	$14.83	$15.12	$12.74
Income from Investment Operations
Net investment income (loss) A,B	.17	.42	.38	.36	.26	.19
Net realized and unrealized gain (loss)	1.03	.39	.82	(1.21)	(.11)	2.59
Total from investment operations	1.20	.81	1.20	(.85)	.15	2.78
Distributions from net investment income	(.06)	(.44)	(.36)	(.35)	(.23)	(.20)
Distributions from net realized gain	(.06)	(.30)	-	(.05)	(.21)	(.19)
Total distributions	(.12)	(.74)	(.36)	(.40)	(.44)	(.40) C
Net asset value, end of period	$15.57	$14.49	$14.42	$13.58	$14.83	$15.12
Total Return D,E	8.32%	5.74%	8.91%	(5.62)%	.86%	21.92%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12 % H	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.12% H	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.23% H	2.89%	2.77%	2.66%	1.65%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$435,052	$414,377	$451,530	$479,276	$604,032	$1,197,347
Portfolio turnover rate I	15 % H	15%	14%	22%	33%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2015 Fund Institutional Premium Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.47	$14.41	$13.57	$14.82	$15.11	$12.73
Income from Investment Operations
Net investment income (loss) A,B	.17	.43	.39	.36	.26	.20
Net realized and unrealized gain (loss)	1.03	.37	.82	(1.20)	(.10)	2.58
Total from investment operations	1.20	.80	1.21	(.84)	.16	2.78
Distributions from net investment income	(.06)	(.44)	(.37)	(.36)	(.24)	(.21)
Distributions from net realized gain	(.06)	(.30)	-	(.05)	(.21)	(.19)
Total distributions	(.12)	(.74)	(.37)	(.41)	(.45)	(.40)
Net asset value, end of period	$15.55	$14.47	$14.41	$13.57	$14.82	$15.11
Total Return C,D	8.34%	5.71%	8.96%	(5.58)%	.96%	21.98%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.08% G	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08 % G	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.08% G	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.27% G	2.93%	2.81%	2.70%	1.69%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$862,865	$915,251	$1,083,439	$1,161,199	$1,343,537	$789,557
Portfolio turnover rate H	15 % G	15%	14%	22%	33%	30%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2015 Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$14.47	$14.40	$13.56	$14.81	$15.11	$13.77
Income from Investment Operations
Net investment income (loss) B,C	.17	.43	.39	.37	.26	.27
Net realized and unrealized gain (loss)	1.03	.39	.82	(1.21)	(.10)	1.38
Total from investment operations	1.20	.82	1.21	(.84)	.16	1.65
Distributions from net investment income	(.06)	(.45)	(.37)	(.36)	(.25)	(.18)
Distributions from net realized gain	(.06)	(.30)	-	(.05)	(.21)	(.13)
Total distributions	(.12)	(.75)	(.37)	(.41)	(.46)	(.31)
Net asset value, end of period	$15.55	$14.47	$14.40	$13.56	$14.81	$15.11
Total Return D,E	8.34%	5.82%	8.99%	(5.57)%	.92%	11.98%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.05% H	.05%	.06%	.06%	.06%	.06% H
Expenses net of fee waivers, if any	.05 % H	.05%	.06%	.06%	.06%	.06% H
Expenses net of all reductions, if any	.05% H	.05%	.06%	.06%	.06%	.06% H
Net investment income (loss)	2.30% H	2.96%	2.83%	2.72%	1.71%	2.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$302,555	$296,477	$545,084	$518,822	$515,045	$161,189
Portfolio turnover rate I	15 % H	15%	14%	22%	33%	30%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2015 Fund Premier II Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$14.46	$14.82
Income from Investment Operations
Net investment income (loss) B,C	.17	.14
Net realized and unrealized gain (loss)	1.04	.07
Total from investment operations	1.21	.21
Distributions from net investment income	(.07)	(.39)
Distributions from net realized gain	(.06)	(.18)
Total distributions	(.12) D	(.57)
Net asset value, end of period	$15.55	$14.46
Total Return E,F	8.44%	1.45%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.04% I	.04% I
Expenses net of fee waivers, if any	.04 % I	.04% I
Expenses net of all reductions, if any	.04% I	.04% I
Net investment income (loss)	2.31% I	1.69% I
Supplemental Data
Net assets, end of period (000 omitted)	$373,752	$300,868
Portfolio turnover rate J	15 % I	15%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2020 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 54.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	37,378,555	377,149,623
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	59,797,610	468,813,263
Fidelity Series Bond Index Fund (a)	254,482,607	2,325,971,028
Fidelity Series International Developed Markets Bond Index Fund (a)	38,910,564	339,300,117
Fidelity Series Long-Term Treasury Bond Index Fund (a)	45,295,933	247,315,796
TOTAL BOND FUNDS (Cost $4,168,771,624)		3,758,549,827

Domestic Equity Funds - 25.8%
	Shares	Value ($)
Fidelity Series Commodity Strategy Fund (a)	81,757	7,600,940
Fidelity Series Total Market Index Fund (a)	81,297,700	1,779,606,655
TOTAL DOMESTIC EQUITY FUNDS (Cost $798,728,271)		1,787,207,595

International Equity Funds - 17.1%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $714,368,786)	65,855,195	1,184,734,954

Short-Term Funds - 2.8%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $195,390,272)	19,615,786	195,177,073

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,877,258,953)	6,925,669,449
NET OTHER ASSETS (LIABILITIES) - 0.0%	(379,863)
NET ASSETS - 100.0%	6,925,289,586

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	324,299,571	72,811,097	24,800,140	4,028,114	(12,379)	4,851,474	377,149,623	37,378,555
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	472,139,548	27,978,661	36,583,232	5,677,289	(4,209,871)	9,488,157	468,813,263	59,797,610
Fidelity Series Bond Index Fund	2,228,814,471	243,478,470	174,162,649	44,295,240	(6,430,783)	34,271,519	2,325,971,028	254,482,607
Fidelity Series Commodity Strategy Fund	-	7,600,946	6	-	-	-	7,600,940	81,757
Fidelity Series Global ex U.S. Index Fund	1,164,962,667	18,813,236	208,428,194	-	50,916,464	158,470,781	1,184,734,954	65,855,195
Fidelity Series International Developed Markets Bond Index Fund	333,746,775	26,125,214	24,805,473	3,184,562	(933,810)	5,167,411	339,300,117	38,910,564
Fidelity Series Long-Term Treasury Bond Index Fund	243,645,866	26,592,070	20,594,934	4,682,478	(1,040,388)	(1,286,818)	247,315,796	45,295,933
Fidelity Series Total Market Index Fund	1,759,949,391	60,758,506	362,446,985	4,969,599	99,878,210	221,467,533	1,779,606,655	81,297,700
Fidelity Series Treasury Bill Index Fund	175,812,155	33,069,925	13,722,824	3,925,020	(10,465)	28,282	195,177,073	19,615,786
	6,703,370,444	517,228,125	865,544,437	70,762,302	138,156,978	432,458,339	6,925,669,449

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	3,758,549,827	3,758,549,827	-	-

Domestic Equity Funds	1,787,207,595	1,787,207,595	-	-

International Equity Funds	1,184,734,954	1,184,734,954	-	-

Short-Term Funds	195,177,073	195,177,073	-	-
Total Investments in Securities:	6,925,669,449	6,925,669,449	-	-
Fidelity Freedom® Index 2020 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $5,877,258,953)	$6,925,669,449

Total Investment in Securities (cost $5,877,258,953)		$6,925,669,449
Receivable for investments sold		27,292,466
Receivable for fund shares sold		34,595,054
Total assets		6,987,556,969
Liabilities
Payable for investments purchased	$54,485,628
Payable for fund shares redeemed	7,401,894
Accrued management fee	379,861
Total liabilities		62,267,383
Net Assets		$6,925,289,586
Net Assets consist of:
Paid in capital		$5,723,619,118
Total accumulated earnings (loss)		1,201,670,468
Net Assets		$6,925,289,586

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,313,108,400 ÷ 75,314,291 shares)		$17.44
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($3,370,291,758 ÷ 193,479,900 shares)		$17.42
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,139,468,931 ÷ 65,441,240 shares)		$17.41
Premier II Class :
Net Asset Value, offering price and redemption price per share ($1,102,420,497 ÷ 63,308,758 shares)		$17.41
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$68,946,487
Expenses
Management fee	$2,540,509
Independent trustees' fees and expenses	7,766
Total expenses before reductions	2,548,275
Expense reductions	(1)
Total expenses after reductions		2,548,274
Net Investment income (loss)		66,398,213
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	138,156,978
Capital gain distributions from underlying funds:
Affiliated issuers	1,815,815
Total net realized gain (loss)		139,972,793
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	432,458,339
Total change in net unrealized appreciation (depreciation)		432,458,339
Net gain (loss)		572,431,132
Net increase (decrease) in net assets resulting from operations		$638,829,345
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$66,398,213	$194,269,432
Net realized gain (loss)	139,972,793	173,193,536
Change in net unrealized appreciation (depreciation)	432,458,339	31,535,205
Net increase (decrease) in net assets resulting from operations	638,829,345	398,998,173
Distributions to shareholders	(56,553,011)	(395,608,232)

Share transactions - net increase (decrease)	(359,973,662)	(598,372,398)
Total increase (decrease) in net assets	222,302,672	(594,982,457)

Net Assets
Beginning of period	6,702,986,914	7,297,969,371
End of period	$6,925,289,586	$6,702,986,914

Financial Highlights
Fidelity Freedom® Index 2020 Fund Investor Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.00	$16.02	$14.86	$16.34	$16.54	$13.41
Income from Investment Operations
Net investment income (loss) A,B	.16	.44	.40	.37	.28	.22
Net realized and unrealized gain (loss)	1.42	.46	1.14	(1.43)	(.02)	3.33
Total from investment operations	1.58	.90	1.54	(1.06)	.26	3.55
Distributions from net investment income	(.06)	(.46)	(.38)	(.37)	(.26)	(.23)
Distributions from net realized gain	(.08)	(.46)	-	(.05)	(.20)	(.19)
Total distributions	(.14)	(.92)	(.38)	(.42)	(.46)	(.42)
Net asset value, end of period	$17.44	$16.00	$16.02	$14.86	$16.34	$16.54
Total Return C,D	9.93%	5.78%	10.42%	(6.40)%	1.46%	26.61%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.12% G	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12 % G	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.12% G	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	1.92% G	2.74%	2.65%	2.54%	1.66%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$1,313,108	$1,239,954	$1,349,032	$1,456,902	$1,825,354	$3,660,550
Portfolio turnover rate H	15 % G	13%	14%	21%	35%	28%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2020 Fund Institutional Premium Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.98	$16.01	$14.84	$16.32	$16.54	$13.41
Income from Investment Operations
Net investment income (loss) A,B	.16	.45	.41	.38	.29	.22
Net realized and unrealized gain (loss)	1.42	.45	1.14	(1.44)	(.03)	3.33
Total from investment operations	1.58	.90	1.55	(1.06)	.26	3.55
Distributions from net investment income	(.06)	(.46)	(.38)	(.38)	(.28)	(.23)
Distributions from net realized gain	(.08)	(.46)	-	(.05)	(.20)	(.19)
Total distributions	(.14)	(.93) C	(.38)	(.42) C	(.48)	(.42)
Net asset value, end of period	$17.42	$15.98	$16.01	$14.84	$16.32	$16.54
Total Return D,E	9.95%	5.76%	10.55%	(6.37)%	1.44%	26.66%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08 % H	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.08% H	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.96% H	2.78%	2.69%	2.58%	1.70%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$3,370,292	$3,564,469	$4,227,718	$4,340,679	$5,076,226	$3,331,247
Portfolio turnover rate I	15 % H	13%	14%	21%	35%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2020 Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$15.98	$16.00	$14.84	$16.32	$16.54	$14.69
Income from Investment Operations
Net investment income (loss) B,C	.16	.46	.41	.38	.29	.30
Net realized and unrealized gain (loss)	1.41	.45	1.14	(1.43)	(.03)	1.88
Total from investment operations	1.57	.91	1.55	(1.05)	.26	2.18
Distributions from net investment income	(.06)	(.47)	(.39)	(.38)	(.28)	(.20)
Distributions from net realized gain	(.08)	(.46)	-	(.05)	(.20)	(.12)
Total distributions	(.14)	(.93)	(.39)	(.43)	(.48)	(.33) D
Net asset value, end of period	$17.41	$15.98	$16.00	$14.84	$16.32	$16.54
Total Return E,F	9.89%	5.86%	10.51%	(6.34)%	1.46%	14.83%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I	.05%	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.05 % I	.05%	.06%	.06%	.06%	.06% I
Expenses net of all reductions, if any	.05% I	.05%	.06%	.06%	.06%	.06% I
Net investment income (loss)	1.99% I	2.81%	2.71%	2.60%	1.72%	2.40% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,139,469	$1,084,426	$1,721,219	$1,552,553	$1,551,607	$546,553
Portfolio turnover rate J	15 % I	13%	14%	21%	35%	28%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2020 Fund Premier II Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$15.98	$16.44
Income from Investment Operations
Net investment income (loss) B,C	.17	.14
Net realized and unrealized gain (loss)	1.40	.07
Total from investment operations	1.57	.21
Distributions from net investment income	(.06)	(.42)
Distributions from net realized gain	(.08)	(.26)
Total distributions	(.14)	(.67) D
Net asset value, end of period	$17.41	$15.98
Total Return E,F	9.90%	1.33%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.04% I	.04% I
Expenses net of fee waivers, if any	.04 % I	.04% I
Expenses net of all reductions, if any	.04% I	.04% I
Net investment income (loss)	2.00% I	1.53% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,102,420	$814,138
Portfolio turnover rate J	15 % I	13%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2025 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 48.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	3,274,369	33,038,381
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	184,479,465	1,446,319,004
Fidelity Series Bond Index Fund (a)	494,058,300	4,515,692,859
Fidelity Series International Developed Markets Bond Index Fund (a)	84,327,685	735,337,412
Fidelity Series Long-Term Treasury Bond Index Fund (a)	104,807,630	572,249,662
TOTAL BOND FUNDS (Cost $8,068,554,320)		7,302,637,318

Domestic Equity Funds - 30.9%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $2,098,260,615)	212,460,793	4,650,766,767

International Equity Funds - 20.6%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $2,032,028,844)	172,119,147	3,096,423,451

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $6,574,340)	660,738	6,574,340

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $12,205,418,119)	15,056,401,876
NET OTHER ASSETS (LIABILITIES) - 0.0%	(766,224)
NET ASSETS - 100.0%	15,055,635,652

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	33,039,752	1,371	-	-	-	33,038,381	3,274,369
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,366,589,180	167,291,755	105,185,020	17,189,413	(5,737,093)	23,360,182	1,446,319,004	184,479,465
Fidelity Series Bond Index Fund	4,108,478,483	632,956,118	280,470,903	83,789,659	(4,245,946)	58,975,107	4,515,692,859	494,058,300
Fidelity Series Global ex U.S. Index Fund	2,895,222,391	96,951,604	430,222,043	-	57,881,616	476,589,883	3,096,423,451	172,119,147
Fidelity Series International Developed Markets Bond Index Fund	687,569,132	83,169,163	44,300,034	6,660,599	(913,364)	9,812,515	735,337,412	84,327,685
Fidelity Series Long-Term Treasury Bond Index Fund	560,857,039	65,401,022	48,751,402	10,836,509	(6,429,318)	1,172,321	572,249,662	104,807,630
Fidelity Series Total Market Index Fund	4,376,994,522	205,354,626	754,310,331	12,407,561	143,609,417	679,118,533	4,650,766,767	212,460,793
Fidelity Series Treasury Bill Index Fund	-	6,664,262	89,922	21,331	-	-	6,574,340	660,738
	13,995,710,747	1,290,828,302	1,663,331,026	130,905,072	184,165,312	1,249,028,541	15,056,401,876

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	7,302,637,318	7,302,637,318	-	-

Domestic Equity Funds	4,650,766,767	4,650,766,767	-	-

International Equity Funds	3,096,423,451	3,096,423,451	-	-

Short-Term Funds	6,574,340	6,574,340	-	-
Total Investments in Securities:	15,056,401,876	15,056,401,876	-	-
Fidelity Freedom® Index 2025 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $12,205,418,119)	$15,056,401,876

Total Investment in Securities (cost $12,205,418,119)		$15,056,401,876
Cash		46
Receivable for investments sold		29,153,647
Receivable for fund shares sold		92,902,316
Total assets		15,178,457,885
Liabilities
Payable for investments purchased	$103,439,138
Payable for fund shares redeemed	18,617,076
Accrued management fee	766,019
Total liabilities		122,822,233
Net Assets		$15,055,635,652
Net Assets consist of:
Paid in capital		$12,026,968,567
Total accumulated earnings (loss)		3,028,667,085
Net Assets		$15,055,635,652

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,153,998,768 ÷ 103,817,716 shares)		$20.75
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($7,589,673,409 ÷ 365,886,404 shares)		$20.74
Premier Class :
Net Asset Value, offering price and redemption price per share ($2,800,150,548 ÷ 135,047,362 shares)		$20.73
Premier II Class :
Net Asset Value, offering price and redemption price per share ($2,511,812,927 ÷ 121,168,337 shares)		$20.73
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$126,371,540
Expenses
Management fee	$5,213,342
Independent trustees' fees and expenses	16,444
Total expenses before reductions	5,229,786
Expense reductions	(2)
Total expenses after reductions		5,229,784
Net Investment income (loss)		121,141,756
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	184,165,312
Capital gain distributions from underlying funds:
Affiliated issuers	4,533,532
Total net realized gain (loss)		188,698,844
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,249,028,541
Total change in net unrealized appreciation (depreciation)		1,249,028,541
Net gain (loss)		1,437,727,385
Net increase (decrease) in net assets resulting from operations		$1,558,869,141
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$121,141,756	$380,508,422
Net realized gain (loss)	188,698,844	275,123,623
Change in net unrealized appreciation (depreciation)	1,249,028,541	160,584,401
Net increase (decrease) in net assets resulting from operations	1,558,869,141	816,216,446
Distributions to shareholders	(129,979,156)	(471,799,849)

Share transactions - net increase (decrease)	(368,208,835)	(797,147,816)
Total increase (decrease) in net assets	1,060,681,150	(452,731,219)

Net Assets
Beginning of period	13,994,954,502	14,447,685,721
End of period	$15,055,635,652	$13,994,954,502

Financial Highlights
Fidelity Freedom® Index 2025 Fund Investor Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.81	$18.37	$16.81	$18.48	$18.52	$14.57
Income from Investment Operations
Net investment income (loss) A,B	.16	.50	.44	.40	.33	.25
Net realized and unrealized gain (loss)	1.95	.57	1.54	(1.65)	.04	4.13
Total from investment operations	2.11	1.07	1.98	(1.25)	.37	4.38
Distributions from net investment income	(.06)	(.48)	(.42)	(.39)	(.30)	(.25)
Distributions from net realized gain	(.12)	(.15)	-	(.03)	(.12)	(.18)
Total distributions	(.17) C	(.63)	(.42)	(.42)	(.41) C	(.43)
Net asset value, end of period	$20.75	$18.81	$18.37	$16.81	$18.48	$18.52
Total Return D,E	11.33%	5.84%	11.88%	(6.65)%	1.91%	30.27%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12 % H	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.12% H	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	1.64% H	2.63%	2.57%	2.43%	1.71%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$2,153,999	$1,977,231	$2,129,589	$2,192,387	$2,585,678	$5,538,556
Portfolio turnover rate I	18 % H	15%	16%	18%	24%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2025 Fund Institutional Premium Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.80	$18.36	$16.81	$18.48	$18.53	$14.57
Income from Investment Operations
Net investment income (loss) A,B	.16	.50	.45	.41	.34	.26
Net realized and unrealized gain (loss)	1.96	.57	1.53	(1.65)	.04	4.14
Total from investment operations	2.12	1.07	1.98	(1.24)	.38	4.40
Distributions from net investment income	(.06)	(.48)	(.43)	(.40)	(.32)	(.26)
Distributions from net realized gain	(.12)	(.15)	-	(.03)	(.12)	(.18)
Total distributions	(.18)	(.63)	(.43)	(.43)	(.43) C	(.44)
Net asset value, end of period	$20.74	$18.80	$18.36	$16.81	$18.48	$18.53
Total Return D,E	11.35%	5.88%	11.87%	(6.61)%	1.96%	30.37%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08 % H	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.08% H	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.68% H	2.67%	2.61%	2.47%	1.75%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$7,589,673	$7,809,217	$8,737,620	$8,118,470	$8,419,298	$4,504,542
Portfolio turnover rate I	18 % H	15%	16%	18%	24%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2025 Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$18.79	$18.35	$16.80	$18.47	$18.52	$16.14
Income from Investment Operations
Net investment income (loss) B,C	.17	.51	.45	.41	.34	.35
Net realized and unrealized gain (loss)	1.95	.57	1.53	(1.65)	.05	2.38
Total from investment operations	2.12	1.08	1.98	(1.24)	.39	2.73
Distributions from net investment income	(.06)	(.49)	(.43)	(.40)	(.32)	(.23)
Distributions from net realized gain	(.12)	(.15)	-	(.03)	(.12)	(.12)
Total distributions	(.18)	(.64)	(.43)	(.43)	(.44)	(.35)
Net asset value, end of period	$20.73	$18.79	$18.35	$16.80	$18.47	$18.52
Total Return D,E	11.36%	5.92%	11.90%	(6.59)%	1.98%	16.94%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.05% H	.05%	.06%	.06%	.06%	.06% H
Expenses net of fee waivers, if any	.05 % H	.05%	.06%	.06%	.06%	.06% H
Expenses net of all reductions, if any	.05% H	.05%	.06%	.06%	.06%	.06% H
Net investment income (loss)	1.71% H	2.69%	2.63%	2.49%	1.77%	2.53% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,800,151	$2,505,374	$3,580,476	$2,953,795	$2,610,862	$912,597
Portfolio turnover rate I	18 % H	15%	16%	18%	24%	26%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2025 Fund Premier II Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$18.79	$19.18
Income from Investment Operations
Net investment income (loss) B,C	.17	.14
Net realized and unrealized gain (loss)	1.95	.08
Total from investment operations	2.12	.22
Distributions from net investment income	(.06)	(.46)
Distributions from net realized gain	(.12)	(.15)
Total distributions	(.18)	(.61)
Net asset value, end of period	$20.73	$18.79
Total Return D,E	11.38%	1.19%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H	.04% H
Expenses net of fee waivers, if any	.04 % H	.04% H
Expenses net of all reductions, if any	.04% H	.04% H
Net investment income (loss)	1.72% H	1.28% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,511,813	$1,703,132
Portfolio turnover rate I	18 % H	15%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2030 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 42.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	1,242,638	12,538,220
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	189,529,021	1,485,907,527
Fidelity Series Bond Index Fund (a)	739,326,660	6,757,445,670
Fidelity Series International Developed Markets Bond Index Fund (a)	138,794,813	1,210,290,771
Fidelity Series Long-Term Treasury Bond Index Fund (a)	202,083,651	1,103,376,737
TOTAL BOND FUNDS (Cost $11,397,533,002)		10,569,558,925

Domestic Equity Funds - 34.8%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $4,146,765,650)	399,844,995	8,752,606,944

International Equity Funds - 23.2%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $3,990,990,773)	323,908,354	5,827,111,281

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $19,535,289,425)	25,149,277,150
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,242,975)
NET ASSETS - 100.0%	25,148,034,175

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	12,538,295	75	-	-	-	12,538,220	1,242,638
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,248,896,403	265,473,273	47,791,019	16,145,746	(343,021)	19,671,891	1,485,907,527	189,529,021
Fidelity Series Bond Index Fund	5,919,902,255	1,003,675,489	248,207,108	123,137,323	(381,895)	82,456,929	6,757,445,670	739,326,660
Fidelity Series Global ex U.S. Index Fund	5,188,390,710	249,935,814	591,076,978	-	46,711,219	933,150,516	5,827,111,281	323,908,354
Fidelity Series International Developed Markets Bond Index Fund	1,087,117,693	151,525,036	42,650,020	10,651,636	(27,761)	14,325,823	1,210,290,771	138,794,813
Fidelity Series Long-Term Treasury Bond Index Fund	985,243,036	162,065,040	36,426,747	19,819,885	(310,372)	(7,194,220)	1,103,376,737	202,083,651
Fidelity Series Total Market Index Fund	7,848,006,349	458,993,982	1,066,082,879	22,315,120	44,530,601	1,467,158,891	8,752,606,944	399,844,995
	22,277,556,446	2,304,206,929	2,032,234,826	192,069,710	90,178,771	2,509,569,830	25,149,277,150

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	10,569,558,925	10,569,558,925	-	-

Domestic Equity Funds	8,752,606,944	8,752,606,944	-	-

International Equity Funds	5,827,111,281	5,827,111,281	-	-
Total Investments in Securities:	25,149,277,150	25,149,277,150	-	-
Fidelity Freedom® Index 2030 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $19,535,289,425)	$25,149,277,150

Total Investment in Securities (cost $19,535,289,425)		$25,149,277,150
Cash		4
Receivable for investments sold		37,185,322
Receivable for fund shares sold		132,591,128
Other receivables		115,509
Total assets		25,319,169,113
Liabilities
Payable for investments purchased	$148,410,518
Payable for fund shares redeemed	21,369,935
Accrued management fee	1,238,976
Other payables and accrued expenses	115,509
Total liabilities		171,134,938
Net Assets		$25,148,034,175
Net Assets consist of:
Paid in capital		$19,493,920,810
Total accumulated earnings (loss)		5,654,113,365
Net Assets		$25,148,034,175

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($3,185,103,725 ÷ 139,810,400 shares)		$22.78
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($13,163,836,734 ÷ 578,030,581 shares)		$22.77
Premier Class :
Net Asset Value, offering price and redemption price per share ($4,925,295,718 ÷ 216,342,387 shares)		$22.77
Premier II Class :
Net Asset Value, offering price and redemption price per share ($3,873,797,998 ÷ 170,219,769 shares)		$22.76
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$183,916,108
Expenses
Management fee	$8,424,299
Independent trustees' fees and expenses	26,553
Total expenses before reductions	8,450,852
Expense reductions	(9)
Total expenses after reductions		8,450,843
Net Investment income (loss)		175,465,265
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	90,178,771
Capital gain distributions from underlying funds:
Affiliated issuers	8,153,602
Total net realized gain (loss)		98,332,373
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,509,569,830
Total change in net unrealized appreciation (depreciation)		2,509,569,830
Net gain (loss)		2,607,902,203
Net increase (decrease) in net assets resulting from operations		$2,783,367,468
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$175,465,265	$558,041,434
Net realized gain (loss)	98,332,373	134,834,523
Change in net unrealized appreciation (depreciation)	2,509,569,830	539,985,374
Net increase (decrease) in net assets resulting from operations	2,783,367,468	1,232,861,331
Distributions to shareholders	(114,954,461)	(584,339,662)

Share transactions - net increase (decrease)	203,235,763	771,308,891
Total increase (decrease) in net assets	2,871,648,770	1,419,830,560

Net Assets
Beginning of period	22,276,385,405	20,856,554,845
End of period	$25,148,034,175	$22,276,385,405

Financial Highlights
Fidelity Freedom® Index 2030 Fund Investor Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.36	$19.73	$17.79	$19.51	$19.45	$14.73
Income from Investment Operations
Net investment income (loss) A,B	.15	.52	.46	.39	.35	.27
Net realized and unrealized gain (loss)	2.37	.65	1.91	(1.71)	.15	4.91
Total from investment operations	2.52	1.17	2.37	(1.32)	.50	5.18
Distributions from net investment income	(.06)	(.49)	(.43)	(.37)	(.32)	(.27)
Distributions from net realized gain	(.05)	(.05)	-	(.03)	(.12)	(.19)
Total distributions	(.10) C	(.54)	(.43)	(.40)	(.44)	(.46)
Net asset value, end of period	$22.78	$20.36	$19.73	$17.79	$19.51	$19.45
Total Return D,E	12.45%	5.95%	13.42%	(6.65)%	2.47%	35.36%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12 % H	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.12% H	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	1.45% H	2.54%	2.50%	2.24%	1.74%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$3,185,104	$2,788,767	$2,713,477	$2,500,987	$2,775,100	$6,036,702
Portfolio turnover rate I	17 % H	14%	12%	15%	20%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2030 Fund Institutional Premium Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.35	$19.72	$17.79	$19.51	$19.45	$14.73
Income from Investment Operations
Net investment income (loss) A,B	.16	.53	.47	.40	.36	.28
Net realized and unrealized gain (loss)	2.37	.65	1.90	(1.71)	.16	4.90
Total from investment operations	2.53	1.18	2.37	(1.31)	.52	5.18
Distributions from net investment income	(.06)	(.50)	(.44)	(.38)	(.34)	(.27)
Distributions from net realized gain	(.05)	(.05)	-	(.03)	(.12)	(.19)
Total distributions	(.11)	(.55)	(.44)	(.41)	(.46)	(.46)
Net asset value, end of period	$22.77	$20.35	$19.72	$17.79	$19.51	$19.45
Total Return C,D	12.47%	5.99%	13.41%	(6.60)%	2.57%	35.41%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08% G	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08 % G	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.08% G	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.49% G	2.58%	2.54%	2.28%	1.78%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$13,163,837	$12,991,101	$13,110,035	$11,271,364	$10,927,825	$5,916,521
Portfolio turnover rate H	17 % G	14%	12%	15%	20%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2030 Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$20.34	$19.71	$17.78	$19.50	$19.45	$16.56
Income from Investment Operations
Net investment income (loss) B,C	.16	.53	.47	.40	.36	.39
Net realized and unrealized gain (loss)	2.38	.65	1.90	(1.70)	.16	2.88
Total from investment operations	2.54	1.18	2.37	(1.30)	.52	3.27
Distributions from net investment income	(.06)	(.50)	(.44)	(.39)	(.34)	(.26)
Distributions from net realized gain	(.05)	(.05)	-	(.03)	(.12)	(.12)
Total distributions	(.11)	(.55)	(.44)	(.42)	(.47) D	(.38)
Net asset value, end of period	$22.77	$20.34	$19.71	$17.78	$19.50	$19.45
Total Return E,F	12.53%	6.03%	13.45%	(6.59)%	2.54%	19.78%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I	.05%	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.05 % I	.05%	.06%	.06%	.06%	.06% I
Expenses net of all reductions, if any	.05% I	.05%	.06%	.06%	.06%	.06% I
Net investment income (loss)	1.52% I	2.61%	2.56%	2.30%	1.80%	2.66% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,925,296	$4,107,180	$5,033,043	$3,697,423	$3,153,635	$1,118,562
Portfolio turnover rate J	17 % I	14%	12%	15%	20%	26%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2030 Fund Premier II Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$20.33	$20.61
Income from Investment Operations
Net investment income (loss) B,C	.16	.14
Net realized and unrealized gain (loss)	2.38	.10
Total from investment operations	2.54	.24
Distributions from net investment income	(.06)	(.47)
Distributions from net realized gain	(.05)	(.05)
Total distributions	(.11)	(.52)
Net asset value, end of period	$22.76	$20.33
Total Return D,E	12.54%	1.20%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H	.04% H
Expenses net of fee waivers, if any	.04 % H	.04% H
Expenses net of all reductions, if any	.04% H	.04% H
Net investment income (loss)	1.53% H	1.20% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,873,798	$2,389,338
Portfolio turnover rate I	17 % H	14%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2035 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 33.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	63,259,749	495,956,435
Fidelity Series Bond Index Fund (a)	679,279,944	6,208,618,692
Fidelity Series International Developed Markets Bond Index Fund (a)	141,378,380	1,232,819,469
Fidelity Series Long-Term Treasury Bond Index Fund (a)	241,473,243	1,318,443,906
TOTAL BOND FUNDS (Cost $9,711,661,196)		9,255,838,502

Domestic Equity Funds - 39.9%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $5,687,813,235)	500,671,079	10,959,689,909

International Equity Funds - 26.5%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $5,206,330,188)	405,347,427	7,292,200,210

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $20,605,804,619)	27,507,728,621
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,299,946)
NET ASSETS - 100.0%	27,506,428,675

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	327,453,769	170,664,736	9,332,267	4,730,346	(43,132)	7,213,329	495,956,435	63,259,749
Fidelity Series Bond Index Fund	5,014,332,391	1,266,113,518	147,908,184	108,709,950	5,788	76,075,179	6,208,618,692	679,279,944
Fidelity Series Global ex U.S. Index Fund	6,260,544,834	456,549,622	631,938,353	-	28,346,252	1,178,697,855	7,292,200,210	405,347,427
Fidelity Series International Developed Markets Bond Index Fund	1,024,618,790	221,996,487	27,664,127	10,257,515	23,410	13,844,909	1,232,819,469	141,378,380
Fidelity Series Long-Term Treasury Bond Index Fund	1,123,490,580	229,617,015	27,594,905	23,226,011	(346,536)	(6,722,248)	1,318,443,906	241,473,243
Fidelity Series Total Market Index Fund	9,468,972,035	763,366,685	1,140,087,445	26,986,633	34,371,237	1,833,067,397	10,959,689,909	500,671,079
	23,219,412,399	3,108,308,063	1,984,525,281	173,910,455	62,357,019	3,102,176,421	27,507,728,621

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	9,255,838,502	9,255,838,502	-	-

Domestic Equity Funds	10,959,689,909	10,959,689,909	-	-

International Equity Funds	7,292,200,210	7,292,200,210	-	-
Total Investments in Securities:	27,507,728,621	27,507,728,621	-	-
Fidelity Freedom® Index 2035 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $20,605,804,619)	$27,507,728,621

Total Investment in Securities (cost $20,605,804,619)		$27,507,728,621
Receivable for investments sold		37,754,384
Receivable for fund shares sold		159,475,196
Other receivables		53,802
Total assets		27,705,012,003
Liabilities
Payable for investments purchased	$174,104,417
Payable for fund shares redeemed	23,127,918
Accrued management fee	1,297,191
Other payables and accrued expenses	53,802
Total liabilities		198,583,328
Net Assets		$27,506,428,675
Net Assets consist of:
Paid in capital		$20,613,215,221
Total accumulated earnings (loss)		6,893,213,454
Net Assets		$27,506,428,675

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($3,427,036,774 ÷ 128,778,894 shares)		$26.61
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($14,033,741,294 ÷ 527,445,726 shares)		$26.61
Premier Class :
Net Asset Value, offering price and redemption price per share ($5,549,251,592 ÷ 208,539,585 shares)		$26.61
Premier II Class :
Net Asset Value, offering price and redemption price per share ($4,496,399,015 ÷ 169,081,120 shares)		$26.59
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$164,049,955
Expenses
Management fee	$8,900,744
Independent trustees' fees and expenses	28,168
Total expenses before reductions	8,928,912
Expense reductions	(1)
Total expenses after reductions		8,928,911
Net Investment income (loss)		155,121,044
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	62,357,019
Capital gain distributions from underlying funds:
Affiliated issuers	9,860,500
Total net realized gain (loss)		72,217,519
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	3,102,176,421
Total change in net unrealized appreciation (depreciation)		3,102,176,421
Net gain (loss)		3,174,393,940
Net increase (decrease) in net assets resulting from operations		$3,329,514,984
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$155,121,044	$535,558,120
Net realized gain (loss)	72,217,519	107,639,287
Change in net unrealized appreciation (depreciation)	3,102,176,421	654,001,705
Net increase (decrease) in net assets resulting from operations	3,329,514,984	1,297,199,112
Distributions to shareholders	(111,032,510)	(567,490,591)

Share transactions - net increase (decrease)	1,069,728,010	1,730,315,880
Total increase (decrease) in net assets	4,288,210,484	2,460,024,401

Net Assets
Beginning of period	23,218,218,191	20,758,193,790
End of period	$27,506,428,675	$23,218,218,191

Financial Highlights
Fidelity Freedom® Index 2035 Fund Investor Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.45	$22.64	$19.91	$21.83	$21.45	$15.20
Income from Investment Operations
Net investment income (loss) A,B	.15	.56	.49	.38	.39	.30
Net realized and unrealized gain (loss)	3.12	.83	2.69	(1.92)	.44	6.40
Total from investment operations	3.27	1.39	3.18	(1.54)	.83	6.70
Distributions from net investment income	(.05)	(.54)	(.45)	(.36)	(.34)	(.29)
Distributions from net realized gain	(.06)	(.05)	-	(.02)	(.11)	(.16)
Total distributions	(.11)	(.58) C	(.45)	(.38)	(.45)	(.45)
Net asset value, end of period	$26.61	$23.45	$22.64	$19.91	$21.83	$21.45
Total Return D,E	14.00%	6.18%	16.10%	(6.95)%	3.76%	44.28%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12 % H	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.12% H	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	1.19% H	2.38%	2.35%	1.97%	1.71%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$3,427,037	$2,860,769	$2,557,710	$2,052,573	$2,174,422	$5,124,327
Portfolio turnover rate I	16 % H	15%	12%	13%	15%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2035 Fund Institutional Premium Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.44	$22.63	$19.91	$21.83	$21.46	$15.21
Income from Investment Operations
Net investment income (loss) A,B	.15	.57	.50	.39	.40	.31
Net realized and unrealized gain (loss)	3.13	.83	2.68	(1.92)	.44	6.39
Total from investment operations	3.28	1.40	3.18	(1.53)	.84	6.70
Distributions from net investment income	(.05)	(.55)	(.46)	(.37)	(.37)	(.30)
Distributions from net realized gain	(.06)	(.05)	-	(.02)	(.11)	(.16)
Total distributions	(.11)	(.59) C	(.46)	(.39)	(.47) C	(.45) C
Net asset value, end of period	$26.61	$23.44	$22.63	$19.91	$21.83	$21.46
Total Return D,E	14.06%	6.22%	16.09%	(6.91)%	3.82%	44.31%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08 % H	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.08% H	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.23% H	2.42%	2.39%	2.01%	1.75%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$14,033,741	$13,201,579	$12,741,172	$10,184,661	$9,501,029	$4,357,280
Portfolio turnover rate I	16 % H	15%	12%	13%	15%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2035 Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$23.44	$22.63	$19.91	$21.82	$21.46	$17.48
Income from Investment Operations
Net investment income (loss) B,C	.16	.58	.50	.39	.40	.45
Net realized and unrealized gain (loss)	3.12	.83	2.68	(1.91)	.44	3.92
Total from investment operations	3.28	1.41	3.18	(1.52)	.84	4.37
Distributions from net investment income	(.06)	(.55)	(.46)	(.38)	(.37)	(.29)
Distributions from net realized gain	(.06)	(.05)	-	(.02)	(.11)	(.10)
Total distributions	(.11) D	(.60)	(.46)	(.39) D	(.48)	(.39)
Net asset value, end of period	$26.61	$23.44	$22.63	$19.91	$21.82	$21.46
Total Return E,F	14.06%	6.25%	16.12%	(6.85)%	3.80%	25.06%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I	.05%	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.05 % I	.05%	.06%	.06%	.06%	.06% I
Expenses net of all reductions, if any	.05% I	.05%	.06%	.06%	.06%	.06% I
Net investment income (loss)	1.26% I	2.45%	2.41%	2.03%	1.77%	2.86% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,549,252	$4,460,581	$5,459,312	$3,806,916	$3,083,204	$1,163,973
Portfolio turnover rate J	16 % I	15%	12%	13%	15%	24%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2035 Fund Premier II Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$23.43	$23.67
Income from Investment Operations
Net investment income (loss) B,C	.16	.14
Net realized and unrealized gain (loss)	3.11	.17
Total from investment operations	3.27	.31
Distributions from net investment income	(.06)	(.51)
Distributions from net realized gain	(.06)	(.04)
Total distributions	(.11) D	(.55)
Net asset value, end of period	$26.59	$23.43
Total Return E,F	14.03%	1.31%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.04% I	.04% I
Expenses net of fee waivers, if any	.04 % I	.04% I
Expenses net of all reductions, if any	.04% I	.04% I
Net investment income (loss)	1.27% I	1.04% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,496,399	$2,695,289
Portfolio turnover rate J	16 % I	15%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2040 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 18.6%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	351,841,153	3,215,828,137
Fidelity Series International Developed Markets Bond Index Fund (a)	81,731,571	712,699,299
Fidelity Series Long-Term Treasury Bond Index Fund (a)	258,675,339	1,412,367,353
TOTAL BOND FUNDS (Cost $5,635,817,109)		5,340,894,789

Domestic Equity Funds - 48.9%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $7,591,219,898)	639,356,903	13,995,522,598

International Equity Funds - 32.5%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $6,742,656,929)	517,362,165	9,307,345,352

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $19,969,693,936)	28,643,762,739
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,462,496)
NET ASSETS - 100.0%	28,642,300,243

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Bond Index Fund	2,438,152,337	810,505,468	72,227,490	54,498,021	159,169	39,238,653	3,215,828,137	351,841,153
Fidelity Series Global ex U.S. Index Fund	7,764,123,188	665,420,348	637,667,262	-	19,922,770	1,495,546,308	9,307,345,352	517,362,165
Fidelity Series International Developed Markets Bond Index Fund	558,164,511	160,467,172	13,624,493	5,700,100	(46,961)	7,739,070	712,699,299	81,731,571
Fidelity Series Long-Term Treasury Bond Index Fund	1,176,780,791	276,162,408	34,056,471	24,722,322	(149,811)	(6,369,564)	1,412,367,353	258,675,339
Fidelity Series Total Market Index Fund	11,743,912,289	979,296,218	1,074,469,435	33,445,937	17,901,312	2,328,882,214	13,995,522,598	639,356,903
	23,681,133,116	2,891,851,614	1,832,045,151	118,366,380	37,786,479	3,865,036,681	28,643,762,739

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	5,340,894,789	5,340,894,789	-	-

Domestic Equity Funds	13,995,522,598	13,995,522,598	-	-

International Equity Funds	9,307,345,352	9,307,345,352	-	-
Total Investments in Securities:	28,643,762,739	28,643,762,739	-	-
Fidelity Freedom® Index 2040 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $19,969,693,936)	$28,643,762,739

Total Investment in Securities (cost $19,969,693,936)		$28,643,762,739
Cash		40
Receivable for investments sold		23,457,779
Receivable for fund shares sold		156,547,855
Other receivables		55,419
Total assets		28,823,823,832
Liabilities
Payable for investments purchased	$161,305,862
Payable for fund shares redeemed	18,894,855
Accrued management fee	1,267,453
Other payables and accrued expenses	55,419
Total liabilities		181,523,589
Net Assets		$28,642,300,243
Net Assets consist of:
Paid in capital		$20,042,661,720
Total accumulated earnings (loss)		8,599,638,523
Net Assets		$28,642,300,243

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($3,230,511,730 ÷ 112,769,450 shares)		$28.65
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($15,119,662,527 ÷ 528,147,126 shares)		$28.63
Premier Class :
Net Asset Value, offering price and redemption price per share ($5,836,299,489 ÷ 203,935,985 shares)		$28.62
Premier II Class :
Net Asset Value, offering price and redemption price per share ($4,455,826,497 ÷ 155,663,673 shares)		$28.62
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$106,145,749
Expenses
Management fee	$9,051,716
Independent trustees' fees and expenses	28,941
Total expenses before reductions	9,080,657
Expense reductions	(3)
Total expenses after reductions		9,080,654
Net Investment income (loss)		97,065,095
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	37,786,479
Capital gain distributions from underlying funds:
Affiliated issuers	12,220,631
Total net realized gain (loss)		50,007,110
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	3,865,036,681
Total change in net unrealized appreciation (depreciation)		3,865,036,681
Net gain (loss)		3,915,043,791
Net increase (decrease) in net assets resulting from operations		$4,012,108,886
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$97,065,095	$493,936,196
Net realized gain (loss)	50,007,110	88,610,667
Change in net unrealized appreciation (depreciation)	3,865,036,681	802,925,662
Net increase (decrease) in net assets resulting from operations	4,012,108,886	1,385,472,525
Distributions to shareholders	(80,403,025)	(512,085,631)

Share transactions - net increase (decrease)	1,030,579,197	1,779,212,699
Total increase (decrease) in net assets	4,962,285,058	2,652,599,593

Net Assets
Beginning of period	23,680,015,185	21,027,415,592
End of period	$28,642,300,243	$23,680,015,185

Financial Highlights
Fidelity Freedom® Index 2040 Fund Investor Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.65	$23.65	$20.28	$22.30	$21.68	$14.77
Income from Investment Operations
Net investment income (loss) A,B	.09	.53	.47	.39	.40	.30
Net realized and unrealized gain (loss)	3.99	1.01	3.34	(2.01)	.69	7.03
Total from investment operations	4.08	1.54	3.81	(1.62)	1.09	7.33
Distributions from net investment income	(.03)	(.52)	(.44)	(.37)	(.36)	(.29)
Distributions from net realized gain	(.05)	(.03)	-	(.02)	(.10)	(.12)
Total distributions	(.08)	(.54) C	(.44)	(.40) C	(.47) C	(.42) C
Net asset value, end of period	$28.65	$24.65	$23.65	$20.28	$22.30	$21.68
Total Return D,E	16.60%	6.53%	18.91%	(7.18)%	4.90%	49.86%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12 % H	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.12% H	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	.70% H	2.15%	2.19%	1.96%	1.74%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$3,230,512	$2,583,471	$2,249,083	$1,759,546	$1,823,668	$4,532,047
Portfolio turnover rate I	14 % H	13%	10%	12%	13%	20%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2040 Fund Institutional Premium Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.63	$23.63	$20.26	$22.28	$21.68	$14.77
Income from Investment Operations
Net investment income (loss) A,B	.10	.54	.48	.39	.41	.31
Net realized and unrealized gain (loss)	3.98	1.01	3.34	(2.01)	.68	7.02
Total from investment operations	4.08	1.55	3.82	(1.62)	1.09	7.33
Distributions from net investment income	(.03)	(.52)	(.45)	(.38)	(.38)	(.30)
Distributions from net realized gain	(.05)	(.03)	-	(.02)	(.11)	(.12)
Total distributions	(.08)	(.55)	(.45)	(.40)	(.49)	(.42)
Net asset value, end of period	$28.63	$24.63	$23.63	$20.26	$22.28	$21.68
Total Return C,D	16.63%	6.57%	18.97%	(7.15)%	4.92%	49.89%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08% G	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08 % G	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.08% G	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.74% G	2.19%	2.23%	2.00%	1.78%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$15,119,663	$13,806,329	$13,173,146	$10,285,592	$9,622,454	$4,910,687
Portfolio turnover rate H	14 % G	13%	10%	12%	13%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2040 Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$24.62	$23.62	$20.25	$22.27	$21.67	$17.16
Income from Investment Operations
Net investment income (loss) B,C	.10	.55	.48	.40	.41	.47
Net realized and unrealized gain (loss)	3.98	1.01	3.34	(2.01)	.69	4.40
Total from investment operations	4.08	1.56	3.82	(1.61)	1.10	4.87
Distributions from net investment income	(.03)	(.53)	(.45)	(.39)	(.39)	(.30)
Distributions from net realized gain	(.05)	(.03)	-	(.02)	(.11)	(.07)
Total distributions	(.08)	(.56)	(.45)	(.41)	(.50)	(.36) D
Net asset value, end of period	$28.62	$24.62	$23.62	$20.25	$22.27	$21.67
Total Return E,F	16.64%	6.60%	19.01%	(7.13)%	4.94%	28.49%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I	.05%	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.05 % I	.05%	.06%	.06%	.06%	.06% I
Expenses net of all reductions, if any	.05% I	.05%	.06%	.06%	.06%	.06% I
Net investment income (loss)	.77% I	2.21%	2.25%	2.02%	1.80%	2.95% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,836,299	$4,726,267	$5,605,187	$3,774,956	$3,048,126	$1,197,248
Portfolio turnover rate J	14 % I	13%	10%	12%	13%	20%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2040 Fund Premier II Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$24.63	$24.80
Income from Investment Operations
Net investment income (loss) B,C	.10	.09
Net realized and unrealized gain (loss)	3.98	.27
Total from investment operations	4.08	.36
Distributions from net investment income	(.03)	(.51)
Distributions from net realized gain	(.05)	(.02)
Total distributions	(.09) D	(.53)
Net asset value, end of period	$28.62	$24.63
Total Return E,F	16.60%	1.44%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.04% I	.04% I
Expenses net of fee waivers, if any	.04 % I	.04% I
Expenses net of all reductions, if any	.04% I	.04% I
Net investment income (loss)	.78% I	.62% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,455,826	$2,563,948
Portfolio turnover rate J	14 % I	13%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2045 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 9.9%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	111,902,142	1,022,785,574
Fidelity Series International Developed Markets Bond Index Fund (a)	29,917,246	260,878,385
Fidelity Series Long-Term Treasury Bond Index Fund (a)	236,961,156	1,293,807,912
TOTAL BOND FUNDS (Cost $2,824,737,888)		2,577,471,871

Domestic Equity Funds - 54.0%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $8,206,723,942)	642,269,984	14,059,289,939

International Equity Funds - 36.1%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $6,962,935,113)	521,438,236	9,380,673,868

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $17,994,396,943)	26,017,435,678
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,096,554)
NET ASSETS - 100.0%	26,016,339,124

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Bond Index Fund	834,201,495	194,902,036	19,081,045	18,072,072	46,749	12,716,339	1,022,785,574	111,902,142
Fidelity Series Global ex U.S. Index Fund	7,518,420,645	848,392,054	480,640,418	-	10,957,188	1,483,544,399	9,380,673,868	521,438,236
Fidelity Series International Developed Markets Bond Index Fund	209,963,518	52,864,615	4,784,568	2,100,009	9,968	2,824,852	260,878,385	29,917,246
Fidelity Series Long-Term Treasury Bond Index Fund	1,041,757,072	279,250,882	22,253,222	22,176,461	(83,914)	(4,862,906)	1,293,807,912	236,961,156
Fidelity Series Total Market Index Fund	11,377,252,573	1,162,990,455	799,788,243	32,428,884	11,225,606	2,307,609,548	14,059,289,939	642,269,984
	20,981,595,303	2,538,400,042	1,326,547,496	74,777,426	22,155,597	3,801,832,232	26,017,435,678

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,577,471,871	2,577,471,871	-	-

Domestic Equity Funds	14,059,289,939	14,059,289,939	-	-

International Equity Funds	9,380,673,868	9,380,673,868	-	-
Total Investments in Securities:	26,017,435,678	26,017,435,678	-	-
Fidelity Freedom® Index 2045 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $17,994,396,943)	$26,017,435,678

Total Investment in Securities (cost $17,994,396,943)		$26,017,435,678
Cash		26
Receivable for investments sold		33,337
Receivable for fund shares sold		168,025,891
Other receivables		17,265
Total assets		26,185,512,197
Liabilities
Payable for investments purchased	$150,658,912
Payable for fund shares redeemed	17,404,164
Accrued management fee	1,092,732
Other payables and accrued expenses	17,265
Total liabilities		169,173,073
Net Assets		$26,016,339,124
Net Assets consist of:
Paid in capital		$18,128,889,325
Total accumulated earnings (loss)		7,887,449,799
Net Assets		$26,016,339,124

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,676,870,700 ÷ 87,718,205 shares)		$30.52
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($13,532,605,325 ÷ 443,496,399 shares)		$30.51
Premier Class :
Net Asset Value, offering price and redemption price per share ($5,527,278,767 ÷ 181,154,110 shares)		$30.51
Premier II Class :
Net Asset Value, offering price and redemption price per share ($4,279,584,332 ÷ 140,322,921 shares)		$30.50
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$62,928,411
Expenses
Management fee	$7,977,801
Independent trustees' fees and expenses	25,861
Total expenses before reductions	8,003,662
Expense reductions	(25)
Total expenses after reductions		8,003,637
Net Investment income (loss)		54,924,774
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	22,155,597
Capital gain distributions from underlying funds:
Affiliated issuers	11,849,015
Total net realized gain (loss)		34,004,612
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	3,801,832,232
Total change in net unrealized appreciation (depreciation)		3,801,832,232
Net gain (loss)		3,835,836,844
Net increase (decrease) in net assets resulting from operations		$3,890,761,618
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,924,774	$416,058,049
Net realized gain (loss)	34,004,612	8,758,891
Change in net unrealized appreciation (depreciation)	3,801,832,232	804,339,733
Net increase (decrease) in net assets resulting from operations	3,890,761,618	1,229,156,673
Distributions to shareholders	(27,561,755)	(415,076,209)

Share transactions - net increase (decrease)	1,172,505,833	1,869,769,887
Total increase (decrease) in net assets	5,035,705,696	2,683,850,351

Net Assets
Beginning of period	20,980,633,428	18,296,783,077
End of period	$26,016,339,124	$20,980,633,428

Financial Highlights
Fidelity Freedom® Index 2045 Fund Investor Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.88	$24.77	$21.07	$23.14	$22.49	$15.31
Income from Investment Operations
Net investment income (loss) A,B	.06	.53	.48	.40	.42	.31
Net realized and unrealized gain (loss)	4.61	1.10	3.67	(2.07)	.70	7.29
Total from investment operations	4.67	1.63	4.15	(1.67)	1.12	7.60
Distributions from net investment income	(.01)	(.52)	(.45)	(.39)	(.37)	(.30)
Distributions from net realized gain	(.02)	(.01)	-	(.01)	(.10)	(.12)
Total distributions	(.03)	(.52) C	(.45)	(.40)	(.47)	(.42)
Net asset value, end of period	$30.52	$25.88	$24.77	$21.07	$23.14	$22.49
Total Return D,E	18.07%	6.58%	19.85%	(7.11)%	4.88%	49.89%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12 % H	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.12% H	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	.42% H	2.05%	2.15%	1.97%	1.75%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$2,676,871	$2,101,688	$1,773,680	$1,338,764	$1,355,157	$3,625,141
Portfolio turnover rate I	11 % H	13%	8%	11%	12%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2045 Fund Institutional Premium Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.88	$24.76	$21.06	$23.14	$22.50	$15.32
Income from Investment Operations
Net investment income (loss) A,B	.06	.54	.49	.41	.43	.31
Net realized and unrealized gain (loss)	4.60	1.11	3.67	(2.08)	.71	7.30
Total from investment operations	4.66	1.65	4.16	(1.67)	1.14	7.61
Distributions from net investment income	(.02)	(.52)	(.46)	(.40)	(.40)	(.31)
Distributions from net realized gain	(.02)	(.01)	-	(.01)	(.10)	(.12)
Total distributions	(.03) C	(.53)	(.46)	(.41)	(.50)	(.43)
Net asset value, end of period	$30.51	$25.88	$24.76	$21.06	$23.14	$22.50
Total Return D,E	18.04%	6.66%	19.90%	(7.10)%	4.95%	49.89%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08 % H	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.08% H	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.46% H	2.09%	2.19%	2.01%	1.79%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$13,532,605	$12,072,719	$11,319,156	$8,572,583	$7,627,068	$3,397,662
Portfolio turnover rate I	11 % H	13%	8%	11%	12%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2045 Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$25.87	$24.75	$21.06	$23.13	$22.50	$17.81
Income from Investment Operations
Net investment income (loss) B,C	.07	.55	.49	.41	.43	.49
Net realized and unrealized gain (loss)	4.61	1.11	3.66	(2.07)	.70	4.57
Total from investment operations	4.68	1.66	4.15	(1.66)	1.13	5.06
Distributions from net investment income	(.02)	(.53)	(.46)	(.40)	(.40)	(.31)
Distributions from net realized gain	(.02)	(.01)	-	(.01)	(.10)	(.07)
Total distributions	(.04)	(.54)	(.46)	(.41)	(.50)	(.37) D
Net asset value, end of period	$30.51	$25.87	$24.75	$21.06	$23.13	$22.50
Total Return E,F	18.09%	6.69%	19.88%	(7.05)%	4.93%	28.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I	.05%	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.05 % I	.05%	.06%	.06%	.06%	.06% I
Expenses net of all reductions, if any	.05% I	.05%	.06%	.06%	.06%	.06% I
Net investment income (loss)	.49% I	2.12%	2.21%	2.03%	1.81%	2.96% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,527,279	$4,403,387	$5,203,947	$3,367,586	$2,647,519	$1,128,413
Portfolio turnover rate J	11 % I	13%	8%	11%	12%	20%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2045 Fund Premier II Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$25.86	$26.02
Income from Investment Operations
Net investment income (loss) B,C	.07	.06
Net realized and unrealized gain (loss)	4.61	.31
Total from investment operations	4.68	.37
Distributions from net investment income	(.02)	(.53)
Distributions from net realized gain	(.02)	(.01)
Total distributions	(.04)	(.53) D
Net asset value, end of period	$30.50	$25.86
Total Return E,F	18.11%	1.42%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.04% I	.04% I
Expenses net of fee waivers, if any	.04 % I	.04% I
Expenses net of all reductions, if any	.04% I	.04% I
Net investment income (loss)	.50% I	.38% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,279,584	$2,402,840
Portfolio turnover rate J	11 % I	13%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2050 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 9.8%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	105,488,781	964,167,458
Fidelity Series International Developed Markets Bond Index Fund (a)	28,702,937	250,289,606
Fidelity Series Long-Term Treasury Bond Index Fund (a)	227,334,443	1,241,246,058
TOTAL BOND FUNDS (Cost $2,679,805,938)		2,455,703,122

Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $7,957,853,408)	617,103,090	13,508,386,646

International Equity Funds - 36.0%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $6,673,174,287)	500,052,614	8,995,946,523

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $17,310,833,633)	24,960,036,291
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,056,789)
NET ASSETS - 100.0%	24,958,979,502

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Bond Index Fund	800,835,117	173,069,544	22,027,006	17,365,756	111,118	12,178,685	964,167,458	105,488,781
Fidelity Series Global ex U.S. Index Fund	7,217,705,353	796,669,928	453,742,987	-	8,303,193	1,427,011,036	8,995,946,523	500,052,614
Fidelity Series International Developed Markets Bond Index Fund	201,566,076	50,182,432	4,178,448	2,018,678	9,916	2,709,630	250,289,606	28,702,937
Fidelity Series Long-Term Treasury Bond Index Fund	1,000,088,481	265,986,653	20,159,988	21,309,934	(112,383)	(4,556,705)	1,241,246,058	227,334,443
Fidelity Series Total Market Index Fund	10,922,240,137	1,103,773,478	745,172,306	31,120,553	9,448,947	2,218,096,390	13,508,386,646	617,103,090
	20,142,435,164	2,389,682,035	1,245,280,735	71,814,921	17,760,791	3,655,439,036	24,960,036,291

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,455,703,122	2,455,703,122	-	-

Domestic Equity Funds	13,508,386,646	13,508,386,646	-	-

International Equity Funds	8,995,946,523	8,995,946,523	-	-
Total Investments in Securities:	24,960,036,291	24,960,036,291	-	-
Fidelity Freedom® Index 2050 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $17,310,833,633)	$24,960,036,291

Total Investment in Securities (cost $17,310,833,633)		$24,960,036,291
Receivable for investments sold		5,402,837
Receivable for fund shares sold		146,300,437
Total assets		25,111,739,565
Liabilities
Payable for investments purchased	$138,231,828
Payable for fund shares redeemed	13,475,165
Accrued management fee	1,053,067
Other payables and accrued expenses	3
Total liabilities		152,760,063
Net Assets		$24,958,979,502
Net Assets consist of:
Paid in capital		$17,439,830,244
Total accumulated earnings (loss)		7,519,149,258
Net Assets		$24,958,979,502

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,454,679,050 ÷ 80,223,246 shares)		$30.60
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($13,273,718,435 ÷ 434,100,137 shares)		$30.58
Premier Class :
Net Asset Value, offering price and redemption price per share ($5,418,946,968 ÷ 177,240,754 shares)		$30.57
Premier II Class :
Net Asset Value, offering price and redemption price per share ($3,811,635,049 ÷ 124,689,019 shares)		$30.57
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$60,443,949
Expenses
Management fee	$7,684,566
Independent trustees' fees and expenses	24,847
Total expenses before reductions	7,709,413
Expense reductions	(2)
Total expenses after reductions		7,709,411
Net Investment income (loss)		52,734,538
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	17,760,791
Capital gain distributions from underlying funds:
Affiliated issuers	11,370,972
Total net realized gain (loss)		29,131,763
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	3,655,439,036
Total change in net unrealized appreciation (depreciation)		3,655,439,036
Net gain (loss)		3,684,570,799
Net increase (decrease) in net assets resulting from operations		$3,737,305,337
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,734,538	$398,001,703
Net realized gain (loss)	29,131,763	(11,155,377)
Change in net unrealized appreciation (depreciation)	3,655,439,036	782,712,976
Net increase (decrease) in net assets resulting from operations	3,737,305,337	1,169,559,302
Distributions to shareholders	(20,122,345)	(396,285,814)

Share transactions - net increase (decrease)	1,100,273,002	2,037,124,271
Total increase (decrease) in net assets	4,817,455,994	2,810,397,759

Net Assets
Beginning of period	20,141,523,508	17,331,125,749
End of period	$24,958,979,502	$20,141,523,508

Financial Highlights
Fidelity Freedom® Index 2050 Fund Investor Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.94	$24.82	$21.11	$23.19	$22.54	$15.34
Income from Investment Operations
Net investment income (loss) A,B	.06	.54	.48	.40	.42	.31
Net realized and unrealized gain (loss)	4.62	1.10	3.68	(2.08)	.71	7.31
Total from investment operations	4.68	1.64	4.16	(1.68)	1.13	7.62
Distributions from net investment income	(.02)	(.52)	(.45)	(.39)	(.37)	(.30)
Distributions from net realized gain	(.01)	(.01)	-	(.01)	(.10)	(.12)
Total distributions	(.02) C	(.52) C	(.45)	(.40)	(.48) C	(.42)
Net asset value, end of period	$30.60	$25.94	$24.82	$21.11	$23.19	$22.54
Total Return D,E	18.07%	6.60%	19.85%	(7.14)%	4.89%	49.93%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12 % H	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.12% H	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	.42% H	2.06%	2.15%	1.97%	1.74%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$2,454,679	$1,949,451	$1,638,555	$1,217,159	$1,179,926	$3,177,558
Portfolio turnover rate I	11 % H	12%	7%	11%	12%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2050 Fund Institutional Premium Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.92	$24.80	$21.09	$23.17	$22.54	$15.34
Income from Investment Operations
Net investment income (loss) A,B	.07	.55	.49	.41	.42	.31
Net realized and unrealized gain (loss)	4.62	1.10	3.68	(2.08)	.72	7.32
Total from investment operations	4.69	1.65	4.17	(1.67)	1.14	7.63
Distributions from net investment income	(.02)	(.52)	(.46)	(.40)	(.40)	(.31)
Distributions from net realized gain	(.01)	(.01)	-	(.01)	(.11)	(.12)
Total distributions	(.03)	(.53)	(.46)	(.41)	(.51)	(.43)
Net asset value, end of period	$30.58	$25.92	$24.80	$21.09	$23.17	$22.54
Total Return C,D	18.09%	6.64%	19.92%	(7.11)%	4.93%	49.96%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08% G	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08 % G	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.08% G	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.46% G	2.10%	2.19%	2.01%	1.78%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$13,273,718	$11,774,929	$10,849,977	$8,045,136	$6,949,488	$3,119,255
Portfolio turnover rate H	11 % G	12%	7%	11%	12%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2050 Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$25.92	$24.80	$21.09	$23.17	$22.54	$17.84
Income from Investment Operations
Net investment income (loss) B,C	.07	.55	.49	.42	.43	.50
Net realized and unrealized gain (loss)	4.61	1.11	3.68	(2.09)	.71	4.57
Total from investment operations	4.68	1.66	4.17	(1.67)	1.14	5.07
Distributions from net investment income	(.02)	(.53)	(.46)	(.40)	(.40)	(.31)
Distributions from net realized gain	(.01)	(.01)	-	(.01)	(.11)	(.07)
Total distributions	(.03)	(.54)	(.46)	(.41)	(.51)	(.37) D
Net asset value, end of period	$30.57	$25.92	$24.80	$21.09	$23.17	$22.54
Total Return E,F	18.06%	6.67%	19.94%	(7.09)%	4.95%	28.53%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I	.05%	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.05 % I	.05%	.06%	.06%	.06%	.06% I
Expenses net of all reductions, if any	.05% I	.05%	.06%	.06%	.06%	.06% I
Net investment income (loss)	.49% I	2.12%	2.21%	2.03%	1.80%	3.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,418,947	$4,365,434	$4,842,594	$3,072,883	$2,292,324	$1,044,525
Portfolio turnover rate J	11 % I	12%	7%	11%	12%	20%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2050 Fund Premier II Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$25.92	$26.07
Income from Investment Operations
Net investment income (loss) B,C	.07	.06
Net realized and unrealized gain (loss)	4.61	.32
Total from investment operations	4.68	.38
Distributions from net investment income	(.02)	(.53)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.03)	(.53) D
Net asset value, end of period	$30.57	$25.92
Total Return E,F	18.07%	1.45%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.04% I	.04% I
Expenses net of fee waivers, if any	.04 % I	.04% I
Expenses net of all reductions, if any	.04% I	.04% I
Net investment income (loss)	.50% I	.37% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,811,635	$2,051,709
Portfolio turnover rate J	11 % I	12%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2055 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 9.6%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	78,038,851	713,275,101
Fidelity Series International Developed Markets Bond Index Fund (a)	19,900,962	173,536,388
Fidelity Series Long-Term Treasury Bond Index Fund (a)	172,462,388	941,644,636
TOTAL BOND FUNDS (Cost $1,964,766,998)		1,828,456,125

Domestic Equity Funds - 54.3%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $6,421,508,675)	469,759,802	10,283,042,067

International Equity Funds - 36.1%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $5,172,516,653)	380,604,299	6,847,071,348

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $13,558,792,326)	18,958,569,540
NET OTHER ASSETS (LIABILITIES) - 0.0%	(811,643)
NET ASSETS - 100.0%	18,957,757,897

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Bond Index Fund	595,497,726	141,696,051	33,233,362	13,051,192	(1,227,816)	10,542,502	713,275,101	78,038,851
Fidelity Series Global ex U.S. Index Fund	5,367,091,607	712,499,470	311,576,991	-	7,586,200	1,071,471,062	6,847,071,348	380,604,299
Fidelity Series International Developed Markets Bond Index Fund	149,885,188	31,801,787	10,190,564	1,510,425	(766,821)	2,806,798	173,536,388	19,900,962
Fidelity Series Long-Term Treasury Bond Index Fund	743,661,440	213,284,590	12,153,481	16,015,994	(120,008)	(3,027,905)	941,644,636	172,462,388
Fidelity Series Total Market Index Fund	8,121,831,771	1,008,515,963	524,164,788	23,178,204	6,577,193	1,670,281,928	10,283,042,067	469,759,802
	14,977,967,732	2,107,797,861	891,319,186	53,755,815	12,048,748	2,752,074,385	18,958,569,540

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,828,456,125	1,828,456,125	-	-

Domestic Equity Funds	10,283,042,067	10,283,042,067	-	-

International Equity Funds	6,847,071,348	6,847,071,348	-	-
Total Investments in Securities:	18,958,569,540	18,958,569,540	-	-
Fidelity Freedom® Index 2055 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $13,558,792,326)	$18,958,569,540

Total Investment in Securities (cost $13,558,792,326)		$18,958,569,540
Receivable for investments sold		30,661,349
Receivable for fund shares sold		118,141,469
Total assets		19,107,372,358
Liabilities
Payable for investments purchased	$135,225,666
Payable for fund shares redeemed	13,580,549
Accrued management fee	808,246
Total liabilities		149,614,461
Net Assets		$18,957,757,897
Net Assets consist of:
Paid in capital		$13,657,990,648
Total accumulated earnings (loss)		5,299,767,249
Net Assets		$18,957,757,897

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,872,672,345 ÷ 74,454,466 shares)		$25.15
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($10,383,854,133 ÷ 412,606,859 shares)		$25.17
Premier Class :
Net Asset Value, offering price and redemption price per share ($3,815,967,049 ÷ 151,662,189 shares)		$25.16
Premier II Class :
Net Asset Value, offering price and redemption price per share ($2,885,264,370 ÷ 114,682,964 shares)		$25.16
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$45,286,856
Expenses
Management fee	$5,823,233
Independent trustees' fees and expenses	18,597
Total expenses before reductions	5,841,830
Expense reductions	(2)
Total expenses after reductions		5,841,828
Net Investment income (loss)		39,445,028
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	12,048,748
Capital gain distributions from underlying funds:
Affiliated issuers	8,468,959
Total net realized gain (loss)		20,517,707
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,752,074,385
Total change in net unrealized appreciation (depreciation)		2,752,074,385
Net gain (loss)		2,772,592,092
Net increase (decrease) in net assets resulting from operations		$2,812,037,120
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,445,028	$292,180,695
Net realized gain (loss)	20,517,707	(13,856,736)
Change in net unrealized appreciation (depreciation)	2,752,074,385	570,049,943
Net increase (decrease) in net assets resulting from operations	2,812,037,120	848,373,902
Distributions to shareholders	(15,205,369)	(289,113,598)

Share transactions - net increase (decrease)	1,183,648,061	2,004,668,343
Total increase (decrease) in net assets	3,980,479,812	2,563,928,647

Net Assets
Beginning of period	14,977,278,085	12,413,349,438
End of period	$18,957,757,897	$14,977,278,085

Financial Highlights
Fidelity Freedom® Index 2055 Fund Investor Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.33	$20.40	$17.35	$19.05	$18.51	$12.59
Income from Investment Operations
Net investment income (loss) A,B	.05	.44	.40	.33	.34	.26
Net realized and unrealized gain (loss)	3.79	.91	3.02	(1.70)	.58	5.99
Total from investment operations	3.84	1.35	3.42	(1.37)	.92	6.25
Distributions from net investment income	(.01)	(.42)	(.37)	(.31)	(.31)	(.24)
Distributions from net realized gain	(.01)	- C	-	(.01)	(.08)	(.09)
Total distributions	(.02)	(.42)	(.37)	(.33) D	(.38) D	(.33)
Net asset value, end of period	$25.15	$21.33	$20.40	$17.35	$19.05	$18.51
Total Return E,F	18.01%	6.63%	19.83%	(7.11)%	4.88%	49.88%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.12% I	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12 % I	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.12% I	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	.42% I	2.06%	2.16%	1.99%	1.75%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$1,872,672	$1,458,999	$1,192,139	$851,207	$781,317	$1,962,061
Portfolio turnover rate J	11 % I	12%	8%	11%	12%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2055 Fund Institutional Premium Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.34	$20.41	$17.36	$19.06	$18.53	$12.61
Income from Investment Operations
Net investment income (loss) A,B	.05	.45	.40	.34	.35	.27
Net realized and unrealized gain (loss)	3.80	.91	3.03	(1.71)	.58	5.99
Total from investment operations	3.85	1.36	3.43	(1.37)	.93	6.26
Distributions from net investment income	(.01)	(.43)	(.38)	(.32)	(.33)	(.25)
Distributions from net realized gain	(.01)	- C	-	(.01)	(.08)	(.09)
Total distributions	(.02)	(.43)	(.38)	(.33)	(.40) D	(.34)
Net asset value, end of period	$25.17	$21.34	$20.41	$17.36	$19.06	$18.53
Total Return E,F	18.06%	6.66%	19.88%	(7.07)%	4.92%	49.87%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.08% I	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08 % I	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.08% I	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.46% I	2.10%	2.20%	2.03%	1.79%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$10,383,854	$9,020,586	$8,010,495	$5,604,999	$4,444,575	$1,659,777
Portfolio turnover rate J	11 % I	12%	8%	11%	12%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2055 Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$21.33	$20.40	$17.35	$19.06	$18.52	$14.66
Income from Investment Operations
Net investment income (loss) B,C	.06	.46	.41	.34	.35	.39
Net realized and unrealized gain (loss)	3.79	.91	3.02	(1.71)	.60	3.77
Total from investment operations	3.85	1.37	3.43	(1.37)	.95	4.16
Distributions from net investment income	(.02)	(.44)	(.38)	(.32)	(.33)	(.25)
Distributions from net realized gain	(.01)	- D	-	(.01)	(.08)	(.05)
Total distributions	(.02) E	(.44)	(.38)	(.34) E	(.41)	(.30)
Net asset value, end of period	$25.16	$21.33	$20.40	$17.35	$19.06	$18.52
Total Return F,G	18.08%	6.70%	19.91%	(7.10)%	4.99%	28.47%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.05% J	.05%	.06%	.06%	.06%	.06% J
Expenses net of fee waivers, if any	.05 % J	.05%	.06%	.06%	.06%	.06% J
Expenses net of all reductions, if any	.05% J	.05%	.06%	.06%	.06%	.06% J
Net investment income (loss)	.49% J	2.13%	2.22%	2.05%	1.81%	2.84% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,815,967	$2,957,231	$3,210,715	$1,853,562	$1,183,840	$463,953
Portfolio turnover rate K	11 % J	12%	8%	11%	12%	21%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2055 Fund Premier II Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$21.33	$21.45
Income from Investment Operations
Net investment income (loss) B,C	.06	.05
Net realized and unrealized gain (loss)	3.79	.26
Total from investment operations	3.85	.31
Distributions from net investment income	(.02)	(.43)
Distributions from net realized gain	(.01)	- D
Total distributions	(.02) E	(.43)
Net asset value, end of period	$25.16	$21.33
Total Return F,G	18.09%	1.44%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.04% J	.04% J
Expenses net of fee waivers, if any	.04 % J	.04% J
Expenses net of all reductions, if any	.04% J	.04% J
Net investment income (loss)	.50% J	.37% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,885,264	$1,540,462
Portfolio turnover rate K	11 % J	12%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2060 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 9.6%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	45,849,816	419,067,322
Fidelity Series International Developed Markets Bond Index Fund (a)	11,723,228	102,226,548
Fidelity Series Long-Term Treasury Bond Index Fund (a)	101,593,774	554,702,005
TOTAL BOND FUNDS (Cost $1,134,927,958)		1,075,995,875

Domestic Equity Funds - 54.3%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $3,992,932,284)	276,726,065	6,057,533,563

International Equity Funds - 36.1%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $3,090,087,748)	224,268,041	4,034,582,060

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,217,947,990)	11,168,111,498
NET OTHER ASSETS (LIABILITIES) - 0.0%	(486,079)
NET ASSETS - 100.0%	11,167,625,419

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Bond Index Fund	342,882,269	91,558,695	20,910,289	7,620,456	(561,646)	6,098,293	419,067,322	45,849,816
Fidelity Series Global ex U.S. Index Fund	3,090,352,751	492,630,200	178,586,051	-	3,613,132	626,572,028	4,034,582,060	224,268,041
Fidelity Series International Developed Markets Bond Index Fund	86,303,368	20,792,980	6,059,396	876,820	(385,821)	1,575,417	102,226,548	11,723,228
Fidelity Series Long-Term Treasury Bond Index Fund	428,193,726	135,209,589	7,230,721	9,352,068	(59,981)	(1,410,608)	554,702,005	101,593,774
Fidelity Series Total Market Index Fund	4,676,522,208	699,315,811	298,824,759	13,375,537	1,374,482	979,145,821	6,057,533,563	276,726,065
	8,624,254,322	1,439,507,275	511,611,216	31,224,881	3,980,166	1,611,980,951	11,168,111,498

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,075,995,875	1,075,995,875	-	-

Domestic Equity Funds	6,057,533,563	6,057,533,563	-	-

International Equity Funds	4,034,582,060	4,034,582,060	-	-
Total Investments in Securities:	11,168,111,498	11,168,111,498	-	-
Fidelity Freedom® Index 2060 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $8,217,947,990)	$11,168,111,498

Total Investment in Securities (cost $8,217,947,990)		$11,168,111,498
Receivable for investments sold		19,380,386
Receivable for fund shares sold		68,913,902
Total assets		11,256,405,786
Liabilities
Payable for investments purchased	$76,727,090
Payable for fund shares redeemed	11,569,919
Accrued management fee	483,358
Total liabilities		88,780,367
Net Assets		$11,167,625,419
Net Assets consist of:
Paid in capital		$8,271,163,432
Total accumulated earnings (loss)		2,896,461,987
Net Assets		$11,167,625,419

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,179,894,956 ÷ 55,345,869 shares)		$21.32
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($6,164,649,184 ÷ 289,097,336 shares)		$21.32
Premier Class :
Net Asset Value, offering price and redemption price per share ($2,081,797,637 ÷ 97,588,116 shares)		$21.33
Premier II Class :
Net Asset Value, offering price and redemption price per share ($1,741,283,642 ÷ 81,676,472 shares)		$21.32
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$26,337,665
Expenses
Management fee	$3,424,937
Independent trustees' fees and expenses	10,798
Total expenses before reductions	3,435,735
Expense reductions	(2)
Total expenses after reductions		3,435,733
Net Investment income (loss)		22,901,932
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	3,980,166
Capital gain distributions from underlying funds:
Affiliated issuers	4,887,216
Total net realized gain (loss)		8,867,382
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,611,980,951
Total change in net unrealized appreciation (depreciation)		1,611,980,951
Net gain (loss)		1,620,848,333
Net increase (decrease) in net assets resulting from operations		$1,643,750,265
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,901,932	$163,700,345
Net realized gain (loss)	8,867,382	(11,713,902)
Change in net unrealized appreciation (depreciation)	1,611,980,951	310,024,579
Net increase (decrease) in net assets resulting from operations	1,643,750,265	462,011,022
Distributions to shareholders	(7,900,552)	(160,627,955)

Share transactions - net increase (decrease)	907,927,126	1,659,085,104
Total increase (decrease) in net assets	2,543,776,839	1,960,468,171

Net Assets
Beginning of period	8,623,848,580	6,663,380,409
End of period	$11,167,625,419	$8,623,848,580

Financial Highlights
Fidelity Freedom® Index 2060 Fund Investor Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.07	$17.28	$14.69	$16.13	$15.67	$10.65
Income from Investment Operations
Net investment income (loss) A,B	.04	.38	.34	.28	.29	.23
Net realized and unrealized gain (loss)	3.22	.76	2.56	(1.45)	.49	5.06
Total from investment operations	3.26	1.14	2.90	(1.17)	.78	5.29
Distributions from net investment income	(.01)	(.35)	(.31)	(.26)	(.26)	(.20)
Distributions from net realized gain	- C	-	-	(.01)	(.06)	(.07)
Total distributions	(.01)	(.35)	(.31)	(.27)	(.32)	(.27)
Net asset value, end of period	$21.32	$18.07	$17.28	$14.69	$16.13	$15.67
Total Return D,E	18.08%	6.60%	19.85%	(7.13)%	4.87%	49.89%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12 % H	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.12% H	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	.42% H	2.08%	2.17%	2.00%	1.76%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$1,179,895	$906,772	$720,817	$490,978	$402,772	$813,216
Portfolio turnover rate I	10 % H	11%	7%	12%	12%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2060 Fund Institutional Premium Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.08	$17.28	$14.70	$16.14	$15.68	$10.66
Income from Investment Operations
Net investment income (loss) A,B	.05	.38	.34	.29	.30	.23
Net realized and unrealized gain (loss)	3.21	.78	2.55	(1.45)	.50	5.07
Total from investment operations	3.26	1.16	2.89	(1.16)	.80	5.30
Distributions from net investment income	(.01)	(.36)	(.31)	(.27)	(.27)	(.21)
Distributions from net realized gain	- C	-	-	(.01)	(.06)	(.07)
Total distributions	(.02) D	(.36)	(.31)	(.28)	(.34) D	(.28)
Net asset value, end of period	$21.32	$18.08	$17.28	$14.70	$16.14	$15.68
Total Return E,F	18.02%	6.70%	19.83%	(7.08)%	4.96%	49.92%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.08% I	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08 % I	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.08% I	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.46% I	2.12%	2.21%	2.04%	1.80%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$6,164,649	$5,205,039	$4,286,335	$2,743,603	$1,938,419	$633,265
Portfolio turnover rate J	10 % I	11%	7%	12%	12%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2060 Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$18.08	$17.29	$14.70	$16.14	$15.69	$12.41
Income from Investment Operations
Net investment income (loss) B,C	.05	.39	.35	.29	.30	.32
Net realized and unrealized gain (loss)	3.22	.76	2.56	(1.45)	.49	3.21
Total from investment operations	3.27	1.15	2.91	(1.16)	.79	3.53
Distributions from net investment income	(.01)	(.36)	(.32)	(.27)	(.27)	(.21)
Distributions from net realized gain	- D	-	-	(.01)	(.06)	(.04)
Total distributions	(.02) E	(.36)	(.32)	(.28)	(.34) E	(.25)
Net asset value, end of period	$21.33	$18.08	$17.29	$14.70	$16.14	$15.69
Total Return F,G	18.08%	6.67%	19.92%	(7.06)%	4.91%	28.52%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.05% J	.05%	.06%	.06%	.06%	.06% J
Expenses net of fee waivers, if any	.05 % J	.05%	.06%	.06%	.06%	.06% J
Expenses net of all reductions, if any	.05% J	.05%	.06%	.06%	.06%	.06% J
Net investment income (loss)	.49% J	2.15%	2.23%	2.06%	1.82%	2.82% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,081,798	$1,550,928	$1,656,229	$868,796	$506,652	$183,530
Portfolio turnover rate K	10 % J	11%	7%	12%	12%	24%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2060 Fund Premier II Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$18.07	$18.17
Income from Investment Operations
Net investment income (loss) B,C	.05	.04
Net realized and unrealized gain (loss)	3.22	.22
Total from investment operations	3.27	.26
Distributions from net investment income	(.01)	(.36)
Distributions from net realized gain	- D	-
Total distributions	(.02) E	(.36)
Net asset value, end of period	$21.32	$18.07
Total Return F,G	18.10%	1.43%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.04% J	.04% J
Expenses net of fee waivers, if any	.04 % J	.04% J
Expenses net of all reductions, if any	.04% J	.04% J
Net investment income (loss)	.50% J	.34% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,741,284	$961,110
Portfolio turnover rate K	10 % J	11%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2065 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 9.6%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	15,946,791	145,753,670
Fidelity Series International Developed Markets Bond Index Fund (a)	4,077,324	35,554,264
Fidelity Series Long-Term Treasury Bond Index Fund (a)	35,333,080	192,918,619
TOTAL BOND FUNDS (Cost $381,942,867)		374,226,553

Domestic Equity Funds - 54.3%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $1,526,162,272)	96,245,796	2,106,820,465

International Equity Funds - 36.1%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $1,108,553,277)	78,000,631	1,403,231,351

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,016,658,416)	3,884,278,369
NET OTHER ASSETS (LIABILITIES) - 0.0%	(161,377)
NET ASSETS - 100.0%	3,884,116,992

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Bond Index Fund	112,289,961	39,445,928	7,887,314	2,571,285	(36,548)	1,941,643	145,753,670	15,946,791
Fidelity Series Global ex U.S. Index Fund	1,012,080,285	240,474,858	62,210,195	-	658,512	212,227,891	1,403,231,351	78,000,631
Fidelity Series International Developed Markets Bond Index Fund	28,264,109	9,160,067	2,269,833	292,132	(148,357)	548,278	35,554,264	4,077,324
Fidelity Series Long-Term Treasury Bond Index Fund	140,228,500	55,965,663	2,960,436	3,155,861	(65,284)	(249,824)	192,918,619	35,333,080
Fidelity Series Total Market Index Fund	1,531,548,457	346,473,155	103,448,535	4,410,086	(355,406)	332,602,794	2,106,820,465	96,245,796
	2,824,411,312	691,519,671	178,776,313	10,429,364	52,917	547,070,782	3,884,278,369

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	374,226,553	374,226,553	-	-

Domestic Equity Funds	2,106,820,465	2,106,820,465	-	-

International Equity Funds	1,403,231,351	1,403,231,351	-	-
Total Investments in Securities:	3,884,278,369	3,884,278,369	-	-
Fidelity Freedom® Index 2065 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $3,016,658,416)	$3,884,278,369

Total Investment in Securities (cost $3,016,658,416)		$3,884,278,369
Receivable for investments sold		7,091,799
Receivable for fund shares sold		15,961,242
Total assets		3,907,331,410
Liabilities
Payable for investments purchased	$20,196,991
Payable for fund shares redeemed	2,856,452
Accrued management fee	160,975
Total liabilities		23,214,418
Net Assets		$3,884,116,992
Net Assets consist of:
Paid in capital		$3,027,602,328
Total accumulated earnings (loss)		856,514,664
Net Assets		$3,884,116,992

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($375,364,259 ÷ 21,756,019 shares)		$17.25
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($1,993,648,228 ÷ 115,538,471 shares)		$17.26
Premier Class :
Net Asset Value, offering price and redemption price per share ($712,719,938 ÷ 41,298,075 shares)		$17.26
Premier II Class :
Net Asset Value, offering price and redemption price per share ($802,384,567 ÷ 46,521,250 shares)		$17.25
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$8,817,987
Expenses
Management fee	$1,120,005
Independent trustees' fees and expenses	3,599
Total expenses		1,123,604
Net Investment income (loss)		7,694,383
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	52,917
Capital gain distributions from underlying funds:
Affiliated issuers	1,611,377
Total net realized gain (loss)		1,664,294
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	547,070,782
Total change in net unrealized appreciation (depreciation)		547,070,782
Net gain (loss)		548,735,076
Net increase (decrease) in net assets resulting from operations		$556,429,459
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,694,383	$50,266,447
Net realized gain (loss)	1,664,294	(4,556,032)
Change in net unrealized appreciation (depreciation)	547,070,782	84,130,310
Net increase (decrease) in net assets resulting from operations	556,429,459	129,840,725
Distributions to shareholders	(1,888,094)	(48,608,129)

Share transactions - net increase (decrease)	505,291,901	919,609,833
Total increase (decrease) in net assets	1,059,833,266	1,000,842,429

Net Assets
Beginning of period	2,824,283,726	1,823,441,297
End of period	$3,884,116,992	$2,824,283,726

Financial Highlights
Fidelity Freedom® Index 2065 Fund Investor Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.62	$13.98	$11.88	$13.04	$12.65	$8.60
Income from Investment Operations
Net investment income (loss) A,B	.03	.31	.28	.23	.25	.12
Net realized and unrealized gain (loss)	2.61	.61	2.06	(1.17)	.38	4.15
Total from investment operations	2.64	.92	2.34	(.94)	.63	4.27
Distributions from net investment income	(.01)	(.28)	(.24)	(.21)	(.20)	(.15)
Distributions from net realized gain	-	-	-	(.01)	(.04)	(.07)
Total distributions	(.01)	(.28)	(.24)	(.22)	(.24)	(.22)
Net asset value, end of period	$17.25	$14.62	$13.98	$11.88	$13.04	$12.65
Total Return C,D	18.05%	6.54%	19.87%	(7.12)%	4.87%	49.88%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12% G	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12 % G	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions, if any	.12% G	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	.42% G	2.13%	2.21%	2.04%	1.88%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$375,364	$284,030	$198,041	$117,042	$74,401	$86,437
Portfolio turnover rate H	11 % G	9%	7%	12%	11%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2065 Fund Institutional Premium Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.62	$13.98	$11.88	$13.04	$12.65	$8.60
Income from Investment Operations
Net investment income (loss) A,B	.04	.32	.28	.24	.26	.12
Net realized and unrealized gain (loss)	2.61	.60	2.07	(1.18)	.38	4.15
Total from investment operations	2.65	.92	2.35	(.94)	.64	4.27
Distributions from net investment income	(.01)	(.28)	(.25)	(.22)	(.21)	(.15)
Distributions from net realized gain	-	-	-	(.01)	(.04)	(.07)
Total distributions	(.01)	(.28)	(.25)	(.22) C	(.25)	(.22)
Net asset value, end of period	$17.26	$14.62	$13.98	$11.88	$13.04	$12.65
Total Return D,E	18.13%	6.59%	19.92%	(7.08)%	4.95%	49.92%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08 % H	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.08% H	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.46% H	2.17%	2.25%	2.08%	1.92%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$1,993,648	$1,593,295	$1,107,946	$581,491	$298,536	$66,985
Portfolio turnover rate I	11 % H	9%	7%	12%	11%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2065 Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$14.62	$13.97	$11.88	$13.04	$12.65	$9.99
Income from Investment Operations
Net investment income (loss) B,C	.04	.32	.29	.24	.26	.59
Net realized and unrealized gain (loss)	2.61	.62	2.05	(1.17)	.38	2.25
Total from investment operations	2.65	.94	2.34	(.93)	.64	2.84
Distributions from net investment income	(.01)	(.29)	(.25)	(.22)	(.21)	(.15)
Distributions from net realized gain	-	-	-	(.01)	(.04)	(.03)
Total distributions	(.01)	(.29)	(.25)	(.23)	(.25)	(.18)
Net asset value, end of period	$17.26	$14.62	$13.97	$11.88	$13.04	$12.65
Total Return D,E	18.14%	6.69%	19.85%	(7.06)%	4.96%	28.47%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.05% H	.05%	.06%	.06%	.06%	.06% H
Expenses net of fee waivers, if any	.05 % H	.05%	.06%	.06%	.06%	.06% H
Expenses net of all reductions, if any	.05% H	.05%	.06%	.06%	.06%	.06% H
Net investment income (loss)	.49% H	2.20%	2.27%	2.10%	1.94%	6.34% H
Supplemental Data
Net assets, end of period (000 omitted)	$712,720	$488,166	$517,455	$222,672	$105,651	$29,849
Portfolio turnover rate I	11 % H	9%	7%	12%	11%	33%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2065 Fund Premier II Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$14.62	$14.69
Income from Investment Operations
Net investment income (loss) B,C	.04	.03
Net realized and unrealized gain (loss)	2.60	.19
Total from investment operations	2.64	.22
Distributions from net investment income	(.01)	(.29)
Total distributions	(.01)	(.29)
Net asset value, end of period	$17.25	$14.62
Total Return D,E	18.08%	1.46%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H	.04% H
Expenses net of fee waivers, if any	.04 % H	.04% H
Expenses net of all reductions, if any	.04% H	.04% H
Net investment income (loss)	.50% H	.31% H
Supplemental Data
Net assets, end of period (000 omitted)	$802,385	$458,793
Portfolio turnover rate I	11 % H	9%

AFor the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2070 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 9.6%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	760,305	6,949,184
Fidelity Series International Developed Markets Bond Index Fund (a)	194,433	1,695,452
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,684,682	9,198,364
TOTAL BOND FUNDS (Cost $17,553,412)		17,843,000

Domestic Equity Funds - 54.3%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $90,723,141)	4,589,575	100,465,799

International Equity Funds - 36.1%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $59,819,709)	3,719,541	66,914,550

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $168,096,262)	185,223,349
NET OTHER ASSETS (LIABILITIES) - 0.0%	(8,787)
NET ASSETS - 100.0%	185,214,562

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Bond Index Fund	1,982,505	5,192,140	319,632	84,776	(1,341)	95,512	6,949,184	760,305
Fidelity Series Global ex U.S. Index Fund	17,874,128	43,347,026	1,223,196	-	10,205	6,906,387	66,914,550	3,719,541
Fidelity Series International Developed Markets Bond Index Fund	499,128	1,279,290	96,033	7,610	(1,273)	14,340	1,695,452	194,433
Fidelity Series Long-Term Treasury Bond Index Fund	2,475,822	6,686,513	88,210	104,231	(2,874)	127,113	9,198,364	1,684,682
Fidelity Series Total Market Index Fund	27,044,889	63,880,343	1,646,475	87,882	(26,523)	11,213,565	100,465,799	4,589,575
	49,876,472	120,385,312	3,373,546	284,499	(21,806)	18,356,917	185,223,349

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	17,843,000	17,843,000	-	-

Domestic Equity Funds	100,465,799	100,465,799	-	-

International Equity Funds	66,914,550	66,914,550	-	-
Total Investments in Securities:	185,223,349	185,223,349	-	-
Fidelity Freedom® Index 2070 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $168,096,262)	$185,223,349

Total Investment in Securities (cost $168,096,262)		$185,223,349
Receivable for investments sold		327,283
Receivable for fund shares sold		1,054,891
Total assets		186,605,523
Liabilities
Payable for investments purchased	$1,226,585
Payable for fund shares redeemed	155,625
Accrued management fee	8,751
Total liabilities		1,390,961
Net Assets		$185,214,562
Net Assets consist of:
Paid in capital		$167,910,734
Total accumulated earnings (loss)		17,303,828
Net Assets		$185,214,562

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($29,555,012 ÷ 2,428,264 shares)		$12.17
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($95,417,334 ÷ 7,839,181 shares)		$12.17
Premier Class :
Net Asset Value, offering price and redemption price per share ($29,536,278 ÷ 2,425,846 shares)		$12.18
Premier II Class :
Net Asset Value, offering price and redemption price per share ($30,705,938 ÷ 2,522,136 shares)		$12.17
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$252,388
Expenses
Management fee	$39,675
Independent trustees' fees and expenses	96
Total expenses		39,771
Net Investment income (loss)		212,617
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(21,806)
Capital gain distributions from underlying funds:
Affiliated issuers	32,111
Total net realized gain (loss)		10,305
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	18,356,917
Total change in net unrealized appreciation (depreciation)		18,356,917
Net gain (loss)		18,367,222
Net increase (decrease) in net assets resulting from operations		$18,579,839
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	For the period June 28, 2024 (commencement of operations) through March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$212,617	$257,458
Net realized gain (loss)	10,305	(37,154)
Change in net unrealized appreciation (depreciation)	18,356,917	(1,229,830)
Net increase (decrease) in net assets resulting from operations	18,579,839	(1,009,526)
Distributions to shareholders	(28,411)	(238,074)

Share transactions - net increase (decrease)	116,789,246	51,121,488
Total increase (decrease) in net assets	135,340,674	49,873,888

Net Assets
Beginning of period	49,873,888	-
End of period	$185,214,562	$49,873,888

Financial Highlights
Fidelity Freedom® Index 2070 Fund Investor Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.32	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.19
Net realized and unrealized gain (loss)	1.83	.27 D
Total from investment operations	1.85	.46
Distributions from net investment income	- E	(.14)
Distributions from net realized gain	- E	-
Total distributions	- E	(.14)
Net asset value, end of period	$12.17	$10.32
Total Return F	17.97%	4.61%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.12% I	.12% I
Expenses net of fee waivers, if any	.12 % I	.12% I
Expenses net of all reductions, if any	.12% I	.12% I
Net investment income (loss)	.34% I	2.44% I
Supplemental Data
Net assets, end of period (000 omitted)	$29,555	$7,390
Portfolio turnover rate J	6 % I	9% I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
EAmount represents less than $.005 per share.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2070 Fund Institutional Premium Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.31	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.19
Net realized and unrealized gain (loss)	1.84	.26 D
Total from investment operations	1.86	.45
Distributions from net investment income	- E	(.14)
Distributions from net realized gain	- E	-
Total distributions	- E	(.14)
Net asset value, end of period	$12.17	$10.31
Total Return F	18.09%	4.53%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.08% I	.08% I
Expenses net of fee waivers, if any	.08 % I	.08% I
Expenses net of all reductions, if any	.08% I	.08% I
Net investment income (loss)	.38% I	2.48% I
Supplemental Data
Net assets, end of period (000 omitted)	$95,417	$30,185
Portfolio turnover rate J	6 % I	9% I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
EAmount represents less than $.005 per share.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2070 Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.32	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.20
Net realized and unrealized gain (loss)	1.85	.26 D
Total from investment operations	1.87	.46
Distributions from net investment income	- E	(.14)
Distributions from net realized gain	- E	-
Total distributions	(.01) F	(.14)
Net asset value, end of period	$12.18	$10.32
Total Return G	18.08%	4.63%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.05% J	.05% J
Expenses net of fee waivers, if any	.05 % J	.05% J
Expenses net of all reductions, if any	.05% J	.05% J
Net investment income (loss)	.41% J	2.51% J
Supplemental Data
Net assets, end of period (000 omitted)	$29,536	$8,612
Portfolio turnover rate K	6 % J	9% J

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
EAmount represents less than $.005 per share.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Index 2070 Fund Premier II Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.31	$10.31
Income from Investment Operations
Net investment income (loss) B,C	.02	.02
Net realized and unrealized gain (loss)	1.85	.12 D
Total from investment operations	1.87	.14
Distributions from net investment income	- E	(.14)
Distributions from net realized gain	- E	-
Total distributions	(.01) F	(.14)
Net asset value, end of period	$12.17	$10.31
Total Return G	18.10%	1.38%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.04% J	.04% J
Expenses net of fee waivers, if any	.04 % J	.04% J
Expenses net of all reductions, if any	.04% J	.04% J
Net investment income (loss)	.42% J	.34% J
Supplemental Data
Net assets, end of period (000 omitted)	$30,706	$3,686
Portfolio turnover rate K	6 % J	9% J

AFor the period August 22, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
EAmount represents less than $.005 per share.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended September 30, 2025

1. Organization.
Fidelity Freedom Index Retirement Fund (formerly Fidelity Freedom Index Income Fund), Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom Index 2065 Fund and Fidelity Freedom Index 2070 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class, Institutional Premium Class, Premier Class shares and Premier Class II shares, each of which has equal rights as to assets and voting privileges. Premier Class II shares commenced sale of shares on August 22, 2024. Each class has exclusive voting rights with respect to matters that affect that class.

Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity U.S. equity funds, international equity funds, bond funds, and short-term funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of September 30, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Freedom Index 2030 Fund	115,509
Fidelity Freedom Index 2035 Fund	53,802
Fidelity Freedom Index 2040 Fund	55,419
Fidelity Freedom Index 2045 Fund	17,265

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Freedom Index Retirement Fund.	1,757,470,419	172,748,066	(109,814,590)	62,933,476
Fidelity Freedom Index 2010 Fund	701,731,294	97,624,197	(46,370,601)	51,253,596
Fidelity Freedom Index 2015 Fund	1,770,971,606	338,340,216	(134,975,518)	203,364,698
Fidelity Freedom Index 2020 Fund	5,922,738,205	1,467,278,596	(464,347,352)	1,002,931,244
Fidelity Freedom Index 2025 Fund	12,303,411,783	3,631,970,640	(878,980,547)	2,752,990,093
Fidelity Freedom Index 2030 Fund	19,737,662,055	6,474,071,483	(1,062,456,388)	5,411,615,095
Fidelity Freedom Index 2035 Fund	20,812,198,023	7,377,844,758	(682,314,160)	6,695,530,598
Fidelity Freedom Index 2040 Fund	20,162,009,447	8,903,694,576	(421,941,284)	8,481,753,292
Fidelity Freedom Index 2045 Fund	18,204,321,218	8,140,515,544	(327,401,084)	7,813,114,460
Fidelity Freedom Index 2050 Fund	17,507,549,107	7,751,407,778	(298,920,594)	7,452,487,184
Fidelity Freedom Index 2055 Fund	13,703,075,820	5,447,094,363	(191,600,643)	5,255,493,720
Fidelity Freedom Index 2060 Fund	8,296,867,658	2,961,843,048	(90,599,208)	2,871,243,840
Fidelity Freedom Index 2065 Fund	3,035,891,598	866,394,829	(18,008,058)	848,386,771
Fidelity Freedom Index 2070 Fund	168,152,748	17,104,963	(34,362)	17,070,601

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Freedom Index Retirement Fund.	(80,763)	-	(80,763)

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Index Retirement Fund	180,063,077	130,566,622
Fidelity Freedom Index 2010 Fund	76,225,983	77,706,480
Fidelity Freedom Index 2015 Fund	145,152,055	230,244,363
Fidelity Freedom Index 2020 Fund	517,228,125	865,544,437
Fidelity Freedom Index 2025 Fund	1,290,828,302	1,663,331,026
Fidelity Freedom Index 2030 Fund	2,304,206,929	2,032,234,826
Fidelity Freedom Index 2035 Fund	3,108,308,063	1,984,525,281
Fidelity Freedom Index 2040 Fund	2,891,851,614	1,832,045,151
Fidelity Freedom Index 2045 Fund	2,538,400,042	1,326,547,496
Fidelity Freedom Index 2050 Fund	2,389,682,035	1,245,280,735
Fidelity Freedom Index 2055 Fund	2,107,797,861	891,319,186
Fidelity Freedom Index 2060 Fund	1,439,507,275	511,611,216
Fidelity Freedom Index 2065 Fund	691,519,671	178,776,313
Fidelity Freedom Index 2070 Fund	120,385,312	3,373,546
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. Under the management contract, Investor Class, Institutional Premium Class, Premier Class and Premier II Class of each Fund pays an all-inclusive monthly management fee at an annual rate of .12%, .08%, .05% and .04% of class-level average net assets, respectively. Under the management contract, each Fund's investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as interest expense. In addition, under the expense contract, total expenses, including acquired fund fees and expenses, are limited to an annual rate of .12%, .08%, .05% and .04% of class-level average net assets for Investor Class, Institutional Premium Class, Premier Class and Premier Class II, respectively, with certain exceptions.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Freedom Index Income Fund	2,975,155	34,422,545
6. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Freedom Index 2020 Fund	1
Fidelity Freedom Index 2025 Fund	2
Fidelity Freedom Index 2030 Fund	9
Fidelity Freedom Index 2035 Fund	1
Fidelity Freedom Index 2040 Fund	3
Fidelity Freedom Index 2045 Fund	25
Fidelity Freedom Index 2050 Fund	2
Fidelity Freedom Index 2055 Fund	2
Fidelity Freedom Index 2060 Fund	2
7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2025	Year ended March 31, 2025 A
Fidelity Freedom Index Retirement Fund
Distributions to shareholders
Investor Class	$2,770,784	$6,219,411
Institutional Premium Class	11,766,983	27,835,629
Premier Class	3,783,042	16,520,487
Premier II Class	5,529,948	639,557
Total	$23,850,757	$51,215,084
Fidelity Freedom Index 2010 Fund
Distributions to shareholders
Investor Class	$1,305,565	$7,240,763
Institutional Premium Class	4,092,855	22,427,818
Premier Class	755,124	4,951,340
Premier II Class	400,229	278
Total	$6,553,773	$34,620,199
Fidelity Freedom Index 2015 Fund
Distributions to shareholders
Investor Class	$3,297,498	$ 21,357,786
Institutional Premium Class	7,221,254	50,238,937
Premier Class	2,413,000	28,834,976
Premier II Class	2,499,246	596
Total	$15,430,998	$100,432,295
Fidelity Freedom Index 2020 Fund
Distributions to shareholders
Investor Class	$10,362,710	$72,303,093
Institutional Premium Class	29,527,074	219,370,145
Premier Class	9,446,168	103,645,275
Premier II Class	7,217,059	289,719
Total	$56,553,011	$395,608,232
Fidelity Freedom Index 2025 Fund
Distributions to shareholders
Investor Class	$18,128,050	$66,378,862
Institutional Premium Class	71,159,601	270,234,576
Premier Class	24,040,144	134,782,192
Premier II Class	16,651,361	404,219
Total	$129,979,156	$471,799,849
Fidelity Freedom Index 2030 Fund
Distributions to shareholders
Investor Class	$14,086,939	$72,563,573
Institutional Premium Class	65,501,198	349,815,758
Premier Class	22,120,342	161,463,273
Premier II Class	13,245,982	497,058
Total	$114,954,461	$584,339,662
Fidelity Freedom Index 2035 Fund
Distributions to shareholders
Investor Class	$13,472,954	$68,961,938
Institutional Premium Class	61,815,796	332,427,339
Premier Class	22,062,216	165,482,085
Premier II Class	13,681,544	619,229
Total	$111,032,510	$567,490,591
Fidelity Freedom Index 2040 Fund
Distributions to shareholders
Investor Class	$8,465,524	$54,504,149
Institutional Premium Class	46,071,128	306,548,118
Premier Class	16,541,577	150,464,726
Premier II Class	9,324,796	568,638
Total	$80,403,025	$512,085,631
Fidelity Freedom Index 2045 Fund
Distributions to shareholders
Investor Class	$2,550,152	$40,617,675
Institutional Premium Class	15,337,985	244,370,713
Premier Class	6,094,233	129,527,692
Premier II Class	3,579,385	560,129
Total	$27,561,755	$415,076,209
Fidelity Freedom Index 2050 Fund
Distributions to shareholders
Investor Class	$1,750,248	$37,058,774
Institutional Premium Class	11,308,092	237,606,439
Premier Class	4,656,750	120,857,719
Premier II Class	2,407,255	762,882
Total	$20,122,345	$396,285,814
Fidelity Freedom Index 2055 Fund
Distributions to shareholders
Investor Class	$1,327,364	$27,198,281
Institutional Premium Class	8,900,213	178,472,806
Premier Class	3,150,960	82,647,832
Premier II Class	1,826,832	794,679
Total	$15,205,369	$289,113,598
Fidelity Freedom Index 2060 Fund
Distributions to shareholders
Investor Class	$717,518	$16,505,660
Institutional Premium Class	4,660,237	99,137,314
Premier Class	1,512,408	44,602,307
Premier II Class	1,010,389	382,674
Total	$7,900,552	$160,627,955
Fidelity Freedom Index 2065 Fund
Distributions to shareholders
Investor Class	$163,387	$4,868,993
Institutional Premium Class	1,006,508	28,064,750
Premier Class	350,290	15,600,677
Premier II Class	367,909	73,709
Total	$1,888,094	$48,608,129
Fidelity Freedom Index 2070 Fund B
Distributions to shareholders
Investor Class	$4,176	$68,985
Institutional Premium Class	15,665	131,371
Premier Class	5,741	37,606
Premier II Class	2,829	112
Total	$28,411	$238,074

A Distributions for Premier II Class are for the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
B Prior period distributions are for the period June 28, 2024 (commencement of operations) through March 31, 2025.
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2025	Year ended March 31, 2025A	Six months ended September 30, 2025	Year ended March 31, 2025A
Fidelity Freedom Index Retirement Fund
Investor Class
Shares sold	2,070,664	3,060,104	$25,047,138	$36,190,843
Issued in exchange for the shares of the Acquired Fund(s)	-	3,242,029	-	37,931,674
Reinvestment of distributions	207,596	479,115	2,503,434	5,637,135
Shares redeemed	(2,402,861)	(4,294,888)	(29,202,224)	(50,770,144)
Net increase (decrease)	(124,601)	2,486,360	$(1,651,652)	$28,989,508
Institutional Premium Class
Shares sold	7,893,537	21,256,100	$94,915,910	$251,238,403
Issued in exchange for the shares of the Acquired Fund(s)	-	12,160,763	-	142,037,855
Reinvestment of distributions	968,518	2,353,551	11,656,080	27,638,784
Shares redeemed	(14,970,252)	(29,590,563)	(180,746,579)	(349,386,112)
Net increase (decrease)	(6,108,197)	6,179,851	$(74,174,589)	$71,528,930
Premier Class
Shares sold	6,780,815	24,035,795	$81,775,019	$283,876,264
Issued in exchange for the shares of the Acquired Fund(s)	-	1,971,359	-	23,005,757
Reinvestment of distributions	314,288	1,408,263	3,782,222	16,518,475
Shares redeemed	(4,088,044)	(44,254,027)	(49,386,062)	(525,394,029)
Net increase (decrease)	3,007,059	(16,838,610)	$36,171,179	$(201,993,533)
Premier II Class
Shares sold	9,090,115	31,010,834	$110,112,793	$369,270,265
Reinvestment of distributions	459,365	53,877	5,529,948	639,557
Shares redeemed	(2,236,396)	(811,484)	(27,088,396)	(9,652,008)
Net increase (decrease)	7,313,084	30,253,227	$88,554,345	$360,257,814
Fidelity Freedom Index 2010 Fund
Investor Class
Shares sold	748,974	901,684	$9,899,120	$11,812,972
Reinvestment of distributions	92,221	520,802	1,198,871	6,674,577
Shares redeemed	(1,137,202)	(2,878,818)	(15,036,787)	(37,808,282)
Net increase (decrease)	(296,007)	(1,456,332)	$(3,938,796)	$(19,320,733)
Institutional Premium Class
Shares sold	3,559,691	7,770,500	$47,003,252	$101,871,265
Reinvestment of distributions	314,985	1,749,703	4,091,654	22,407,934
Shares redeemed	(7,092,127)	(13,142,076)	(93,951,934)	(172,357,687)
Net increase (decrease)	(3,217,451)	(3,621,873)	$(42,857,028)	$(48,078,488)
Premier Class
Shares sold	1,873,487	4,624,445	$24,709,387	$60,772,297
Reinvestment of distributions	57,580	386,452	747,959	4,951,284
Shares redeemed	(1,454,990)	(5,668,205)	(19,473,120)	(74,271,596)
Net increase (decrease)	476,077	(657,308)	$5,984,226	$(8,548,015)
Premier II Class
Shares sold	3,218,092	3,147,978	$43,336,612	$41,220,442
Reinvestment of distributions	30,834	22	400,229	278
Shares redeemed	(546,368)	(70,870)	(7,265,260)	(926,023)
Net increase (decrease)	2,702,558	3,077,130	$36,471,581	$40,294,697
Fidelity Freedom Index 2015 Fund
Investor Class
Shares sold	1,341,310	2,746,820	$20,070,719	$40,081,998
Reinvestment of distributions	215,189	1,398,390	3,111,635	19,924,586
Shares redeemed	(2,217,401)	(6,844,931)	(32,760,602)	(99,972,188)
Net increase (decrease)	(660,902)	(2,699,721)	$(9,578,248)	$(39,965,604)
Institutional Premium Class
Shares sold	3,923,572	13,708,762	$57,976,922	$199,700,489
Reinvestment of distributions	499,637	3,523,858	7,214,759	50,160,140
Shares redeemed	(12,196,311)	(29,183,623)	(180,619,789)	(426,535,549)
Net increase (decrease)	(7,773,102)	(11,951,003)	$(115,428,108)	$(176,674,920)
Premier Class
Shares sold	3,054,346	10,972,318	$44,990,066	$161,196,724
Reinvestment of distributions	167,098	2,026,163	2,412,902	28,834,324
Shares redeemed	(4,260,977)	(30,349,727)	(63,772,873)	(442,293,862)
Net increase (decrease)	(1,039,533)	(17,351,246)	$(16,369,905)	$(252,262,814)
Premier II Class
Shares sold	5,195,872	21,311,079	$78,484,146	$310,533,856
Reinvestment of distributions	173,198	42	2,499,246	596
Shares redeemed	(2,128,693)	(508,423)	(31,522,754)	(7,383,428)
Net increase (decrease)	3,240,377	20,802,698	$49,460,638	$303,151,024
Fidelity Freedom Index 2020 Fund
Investor Class
Shares sold	4,202,300	6,311,724	$69,620,378	$102,685,923
Reinvestment of distributions	588,630	4,158,344	9,412,190	65,553,066
Shares redeemed	(6,972,557)	(17,169,910)	(114,717,587)	(277,720,074)
Net increase (decrease)	(2,181,627)	(6,699,842)	$(35,685,019)	$(109,481,085)
Institutional Premium Class
Shares sold	14,452,218	42,942,583	$237,592,399	$694,175,396
Reinvestment of distributions	1,839,711	13,875,567	29,380,187	218,530,737
Shares redeemed	(45,818,634)	(97,931,135)	(754,843,077)	(1,585,562,963)
Net increase (decrease)	(29,526,705)	(41,112,985)	$(487,870,491)	$(672,856,830)
Premier Class
Shares sold	9,900,947	32,569,120	$162,162,721	$532,007,069
Reinvestment of distributions	591,764	6,580,389	9,444,557	103,631,666
Shares redeemed	(12,930,854)	(78,854,742)	(215,205,382)	(1,275,917,096)
Net increase (decrease)	(2,438,143)	(39,705,233)	$(43,598,104)	$(640,278,361)
Premier II Class
Shares sold	16,728,657	52,243,933	$279,827,616	$844,940,255
Reinvestment of distributions	452,197	18,348	7,217,059	289,719
Shares redeemed	(4,824,412)	(1,309,965)	(79,864,723)	(20,986,096)
Net increase (decrease)	12,356,442	50,952,316	$207,179,952	$824,243,878
Fidelity Freedom Index 2025 Fund
Investor Class
Shares sold	10,569,132	17,620,396	$207,075,985	$334,438,472
Reinvestment of distributions	884,291	3,266,920	16,633,522	60,796,348
Shares redeemed	(12,764,701)	(31,685,534)	(249,553,185)	(598,939,015)
Net increase (decrease)	(1,311,278)	(10,798,218)	$(25,843,678)	$(203,704,195)
Institutional Premium Class
Shares sold	35,903,250	96,018,866	$696,751,085	$1,812,956,947
Reinvestment of distributions	3,764,051	14,460,518	70,764,166	268,947,151
Shares redeemed	(89,127,229)	(170,963,107)	(1,736,261,329)	(3,234,035,493)
Net increase (decrease)	(49,459,928)	(60,483,723)	$(968,746,078)	$(1,152,131,395)
Premier Class
Shares sold	28,759,176	72,688,444	$555,355,066	$1,390,137,722
Reinvestment of distributions	1,279,320	7,249,226	24,038,428	134,775,746
Shares redeemed	(28,311,293)	(141,700,456)	(556,417,864)	(2,699,491,300)
Net increase (decrease)	1,727,203	(61,762,786)	$22,975,630	$(1,174,577,832)
Premier II Class
Shares sold	37,829,398	92,199,142	$748,419,767	$1,762,734,065
Reinvestment of distributions	886,654	21,721	16,651,361	404,219
Shares redeemed	(8,191,556)	(1,577,022)	(161,665,837)	(29,872,678)
Net increase (decrease)	30,524,496	90,643,841	$603,405,291	$1,733,265,606
Fidelity Freedom Index 2030 Fund
Investor Class
Shares sold	16,219,018	28,388,583	$346,837,887	$580,648,241
Reinvestment of distributions	639,218	3,321,275	13,097,579	67,053,418
Shares redeemed	(14,035,523)	(32,252,745)	(298,504,431)	(658,162,503)
Net increase (decrease)	2,822,713	(542,887)	$61,431,035	$(10,460,844)
Institutional Premium Class
Shares sold	63,440,070	148,757,350	$1,346,877,754	$3,031,416,210
Reinvestment of distributions	3,181,423	17,264,058	65,155,534	348,162,090
Shares redeemed	(127,020,468)	(192,389,095)	(2,696,754,178)	(3,926,259,365)
Net increase (decrease)	(60,398,975)	(26,367,687)	$(1,284,720,890)	$(546,681,065)
Premier Class
Shares sold	48,419,317	108,340,189	$1,020,993,161	$2,233,322,021
Reinvestment of distributions	1,080,371	8,006,670	22,115,190	161,436,705
Shares redeemed	(35,083,633)	(169,753,773)	(755,303,049)	(3,508,722,320)
Net increase (decrease)	14,416,055	(53,406,914)	$287,805,302	$(1,113,963,594)
Premier II Class
Shares sold	59,605,979	119,299,910	$1,288,418,000	$2,479,327,726
Reinvestment of distributions	647,092	24,607	13,245,982	497,058
Shares redeemed	(7,540,568)	(1,817,251)	(162,943,666)	(37,410,390)
Net increase (decrease)	52,712,503	117,507,266	$1,138,720,316	$2,442,414,394
Fidelity Freedom Index 2035 Fund
Investor Class
Shares sold	17,604,489	31,303,398	$435,964,109	$737,776,838
Reinvestment of distributions	532,312	2,761,831	12,610,467	64,366,852
Shares redeemed	(11,354,187)	(25,043,591)	(281,365,992)	(588,998,733)
Net increase (decrease)	6,782,614	9,021,638	$167,208,584	$213,144,957
Institutional Premium Class
Shares sold	59,946,724	138,164,895	$1,478,721,229	$3,244,037,483
Reinvestment of distributions	2,597,293	14,218,838	61,529,880	331,154,387
Shares redeemed	(98,241,468)	(152,209,119)	(2,427,011,245)	(3,581,204,929)
Net increase (decrease)	(35,697,451)	174,614	$(886,760,136)	$(6,013,059)
Premier Class
Shares sold	48,463,502	97,694,851	$1,189,270,738	$2,318,127,792
Reinvestment of distributions	931,018	7,100,675	22,055,808	165,446,122
Shares redeemed	(31,129,226)	(155,753,517)	(780,867,059)	(3,732,813,410)
Net increase (decrease)	18,265,294	(50,957,991)	$430,459,487	$(1,249,239,496)
Premier II Class
Shares sold	59,273,927	116,262,330	$1,490,784,124	$2,801,374,891
Reinvestment of distributions	578,012	26,497	13,681,544	619,229
Shares redeemed	(5,810,417)	(1,249,229)	(145,645,593)	(29,570,642)
Net increase (decrease)	54,041,522	115,039,598	$1,358,820,075	$2,772,423,478
Fidelity Freedom Index 2040 Fund
Investor Class
Shares sold	15,700,425	24,721,944	$415,678,522	$612,367,057
Reinvestment of distributions	314,745	2,053,316	7,884,367	50,574,854
Shares redeemed	(8,059,549)	(17,053,035)	(211,891,963)	(422,013,164)
Net increase (decrease)	7,955,621	9,722,225	$211,670,926	$240,928,747
Institutional Premium Class
Shares sold	58,133,420	132,042,496	$1,522,679,712	$3,258,425,607
Reinvestment of distributions	1,832,713	12,416,895	45,872,812	305,503,820
Shares redeemed	(92,377,589)	(141,323,482)	(2,426,566,252)	(3,496,675,606)
Net increase (decrease)	(32,411,456)	3,135,909	$(858,013,728)	$67,253,821
Premier Class
Shares sold	41,349,961	88,929,741	$1,081,161,006	$2,217,762,103
Reinvestment of distributions	661,068	6,115,318	16,539,922	150,445,003
Shares redeemed	(30,052,927)	(140,357,989)	(807,003,544)	(3,557,434,193)
Net increase (decrease)	11,958,102	(45,312,930)	$290,697,384	$(1,189,227,087)
Premier II Class
Shares sold	55,781,876	105,365,633	$1,499,882,981	$2,691,404,895
Reinvestment of distributions	372,545	23,040	9,324,796	568,637
Shares redeemed	(4,608,627)	(1,270,794)	(122,983,162)	(31,716,314)
Net increase (decrease)	51,545,794	104,117,879	$1,386,224,615	$2,660,257,218
Fidelity Freedom Index 2045 Fund
Investor Class
Shares sold	12,846,581	21,170,878	$360,021,595	$550,084,491
Reinvestment of distributions	89,837	1,446,948	2,373,490	37,585,481
Shares redeemed	(6,418,157)	(13,038,272)	(178,463,053)	(339,333,882)
Net increase (decrease)	6,518,261	9,579,554	$183,932,032	$248,336,090
Institutional Premium Class
Shares sold	51,755,957	119,657,428	$1,436,034,156	$3,102,636,104
Reinvestment of distributions	578,476	9,382,124	15,277,549	243,554,962
Shares redeemed	(75,383,290)	(119,685,478)	(2,103,904,965)	(3,111,058,505)
Net increase (decrease)	(23,048,857)	9,354,074	$(652,593,260)	$235,132,561
Premier Class
Shares sold	38,380,105	80,391,130	$1,069,048,435	$2,106,119,883
Reinvestment of distributions	230,727	4,988,562	6,093,512	129,507,137
Shares redeemed	(27,647,191)	(125,415,555)	(786,374,623)	(3,355,104,454)
Net increase (decrease)	10,963,641	(40,035,863)	$288,767,324	$(1,119,477,434)
Premier II Class
Shares sold	51,103,882	94,385,273	$1,457,226,705	$2,544,602,644
Reinvestment of distributions	135,583	21,560	3,579,385	560,129
Shares redeemed	(3,823,875)	(1,499,502)	(108,406,352)	(39,384,103)
Net increase (decrease)	47,415,590	92,907,331	$1,352,399,738	$2,505,778,670
Fidelity Freedom Index 2050 Fund
Investor Class
Shares sold	9,898,906	18,358,481	$277,216,155	$478,336,533
Reinvestment of distributions	61,534	1,318,831	1,630,034	34,333,145
Shares redeemed	(4,877,921)	(10,549,697)	(136,124,054)	(275,086,076)
Net increase (decrease)	5,082,519	9,127,615	$142,722,135	$237,583,602
Institutional Premium Class
Shares sold	51,559,195	121,624,214	$1,434,522,685	$3,158,699,162
Reinvestment of distributions	425,654	9,107,949	11,267,072	236,871,056
Shares redeemed	(72,105,795)	(113,998,185)	(2,017,696,315)	(2,968,137,020)
Net increase (decrease)	(20,120,946)	16,733,978	$(571,906,558)	$427,433,198
Premier Class
Shares sold	34,547,557	76,929,718	$963,265,311	$2,015,578,503
Reinvestment of distributions	175,957	4,647,602	4,655,822	120,831,269
Shares redeemed	(25,913,000)	(108,450,318)	(739,193,614)	(2,906,976,230)
Net increase (decrease)	8,810,514	(26,872,998)	$228,727,519	$(770,566,458)
Premier II Class
Shares sold	48,203,275	80,007,054	$1,376,884,325	$2,164,653,729
Reinvestment of distributions	90,977	29,308	2,407,255	762,882
Shares redeemed	(2,775,490)	(866,105)	(78,561,674)	(22,742,682)
Net increase (decrease)	45,518,762	79,170,257	$1,300,729,906	$2,142,673,929
Fidelity Freedom Index 2055 Fund
Investor Class
Shares sold	10,498,323	18,474,033	$241,210,002	$395,911,075
Reinvestment of distributions	56,237	1,166,314	1,224,836	24,956,760
Shares redeemed	(4,513,243)	(9,666,134)	(103,488,344)	(207,390,933)
Net increase (decrease)	6,041,317	9,974,213	$138,946,494	$213,476,902
Institutional Premium Class
Shares sold	56,988,740	131,100,285	$1,307,372,803	$2,801,686,518
Reinvestment of distributions	407,145	8,314,791	8,871,688	177,956,473
Shares redeemed	(67,570,935)	(109,144,302)	(1,560,100,713)	(2,341,754,578)
Net increase (decrease)	(10,175,050)	30,270,774	$(243,856,222)	$637,888,413
Premier Class
Shares sold	36,581,681	76,004,327	$843,141,181	$1,637,160,872
Reinvestment of distributions	144,657	3,862,818	3,150,628	82,639,083
Shares redeemed	(23,709,781)	(98,598,148)	(555,735,973)	(2,178,338,279)
Net increase (decrease)	13,016,557	(18,731,003)	$290,555,836	$(458,538,324)
Premier II Class
Shares sold	45,327,625	73,439,907	$1,064,627,275	$1,638,090,284
Reinvestment of distributions	83,877	37,100	1,826,832	794,678
Shares redeemed	(2,954,369)	(1,251,176)	(68,452,153)	(27,043,610)
Net increase (decrease)	42,457,133	72,225,831	$998,001,954	$1,611,841,352
Fidelity Freedom Index 2060 Fund
Investor Class
Shares sold	8,319,532	14,898,078	$162,161,424	$270,419,321
Reinvestment of distributions	35,086	816,947	647,658	14,823,598
Shares redeemed	(3,178,470)	(7,253,709)	(61,603,355)	(131,781,530)
Net increase (decrease)	5,176,148	8,461,316	$101,205,727	$153,461,389
Institutional Premium Class
Shares sold	49,515,829	107,389,941	$962,722,142	$1,945,117,736
Reinvestment of distributions	251,707	5,449,507	4,646,501	98,855,929
Shares redeemed	(48,610,384)	(72,886,065)	(953,714,660)	(1,326,293,097)
Net increase (decrease)	1,157,152	39,953,383	$13,653,983	$717,680,568
Premier Class
Shares sold	25,894,179	56,545,863	$506,605,104	$1,032,232,497
Reinvestment of distributions	81,912	2,458,322	1,512,097	44,595,678
Shares redeemed	(14,157,669)	(69,029,126)	(279,330,442)	(1,295,213,770)
Net increase (decrease)	11,818,422	(10,024,941)	$228,786,759	$(218,385,595)
Premier II Class
Shares sold	30,874,558	54,055,242	$611,536,502	$1,022,325,745
Reinvestment of distributions	54,764	21,084	1,010,389	382,674
Shares redeemed	(2,436,687)	(892,489)	(48,266,234)	(16,379,677)
Net increase (decrease)	28,492,635	53,183,837	$564,280,657	$1,006,328,742
Fidelity Freedom Index 2065 Fund
Investor Class
Shares sold	4,569,999	8,058,709	$71,121,814	$118,165,148
Reinvestment of distributions	9,625	291,463	143,805	4,280,199
Shares redeemed	(2,245,567)	(3,098,788)	(35,136,029)	(45,688,308)
Net increase (decrease)	2,334,057	5,251,384	$36,129,590	$76,757,039
Institutional Premium Class
Shares sold	28,869,538	57,706,537	$454,769,637	$846,729,362
Reinvestment of distributions	67,091	1,903,803	1,002,334	27,949,256
Shares redeemed	(22,349,680)	(29,937,632)	(354,426,661)	(441,379,100)
Net increase (decrease)	6,586,949	29,672,708	$101,345,310	$433,299,518
Premier Class
Shares sold	14,756,048	33,750,740	$235,254,040	$498,278,080
Reinvestment of distributions	23,437	1,062,214	350,155	15,595,552
Shares redeemed	(6,860,487)	(38,461,665)	(108,626,710)	(584,927,939)
Net increase (decrease)	7,918,998	(3,648,711)	$126,977,485	$(71,054,307)
Premier II Class
Shares sold	16,817,719	32,038,864	$267,745,401	$490,298,937
Reinvestment of distributions	24,642	5,021	367,909	73,709
Shares redeemed	(1,709,778)	(655,218)	(27,273,794)	(9,765,063)
Net increase (decrease)	15,132,583	31,388,667	$240,839,516	$480,607,583
Fidelity Freedom Index 2070 FundB
Investor Class
Shares sold	1,955,055	804,706	$21,988,626	$8,452,959
Reinvestment of distributions	368	6,097	3,881	63,168
Shares redeemed	(243,553)	(94,409)	(2,781,720)	(991,179)
Net increase (decrease)	1,711,870	716,394	$19,210,787	$7,524,948
Institutional Premium Class
Shares sold	6,874,633	3,103,136	$77,258,598	$32,897,131
Reinvestment of distributions	1,486	12,681	15,665	131,371
Shares redeemed	(1,963,634)	(189,121)	(22,265,565)	(2,007,210)
Net increase (decrease)	4,912,485	2,926,696	$55,008,698	$31,021,292
Premier Class
Shares sold	2,155,711	1,056,177	$24,217,106	$11,142,517
Reinvestment of distributions	545	3,630	5,741	37,606
Shares redeemed	(565,241)	(224,976)	(6,304,406)	(2,377,730)
Net increase (decrease)	1,591,015	834,831	$17,918,441	$8,802,393
Premier II Class
Shares sold	2,289,900	406,681	$26,018,647	$4,286,263
Reinvestment of distributions	268	11	2,829	112
Shares redeemed	(125,425)	(49,299)	(1,370,157)	(513,520)
Net increase (decrease)	2,164,743	357,393	$24,651,319	$3,772,855

A Share transactions for Premier II Class are for the period August 22, 2024 (commencement of sale of shares) through March 31, 2025.
B Prior period share transactions are for the period June 28, 2024 (commencement of operations) through March 31, 2025.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom Index Retirement Fund	Fidelity Freedom Index 2020 Fund	Fidelity Freedom Index 2025 Fund	Fidelity Freedom Index 2030 Fund	Fidelity Freedom Index 2035 Fund	Fidelity Freedom Index 2040 Fund	Fidelity Freedom Index 2045 Fund	Fidelity Freedom Index 2050 Fund	Fidelity Freedom Index 2055 Fund
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-%	-%	12%	12%	-%	-%	-%	-%	-%
Fidelity Series Bond Index Fund	-%	-%	14%	22%	20%	10%	-%	-%	-%
Fidelity Series Global ex U.S. Index Fund	-%	-%	-%	-%	12%	15%	15%	15%	11%
Fidelity Series Total Market Index Fund	-%	-%	-%	-%	12%	15%	15%	15%	11%
Fidelity Series Treasury Bill Index Fund	10%	11%	-%	-%	-%	-%	-%	-%	-%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	32%
Fidelity Series Bond Index Fund	90%
Fidelity Series Global ex U.S. Index Fund	95%
Fidelity Series International Developed Markets Bond Index Fund	35%
Fidelity Series Long-Term Treasury Bond Index Fund	40%
Fidelity Series Total Market Index Fund	95%
Fidelity Series Treasury Bill Index Fund	31%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
11. Prior Fiscal Year Reorganization Information.
On June 14, 2024, Fidelity Freedom Index Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Freedom Index 2005 Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by Fidelity Freedom Index Income Fund. The acquisition was accomplished by an exchange of each class of Fidelity Freedom Index Income Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by Fidelity Freedom Index Income Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of Fidelity Freedom Index Income Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Freedom Index 2005 Fund	202,776,090	(3,441,542)
Investor Class			37,931,674	3,242,029	1.0853675214
Institutional Premium Class			142,037,855	12,160,763	1.0866352740
Premier Class			23,005,757	1,971,359	1.0869580120

Acquiring Fund	Net Assets $	Total net assets after acquisition
Fidelity Freedom Index Income Fund	1,439,722,914	1,642,698,200
Pro forma results of operations of the combined entity for the entire period ended March 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment (loss)	$52,950,961
Total net realized gain (loss)	7,914,224
Total change in net unrealized appreciation (depreciation)	27,633,153
Net Increase (decrease) in net assets resulting from operations	$88,498,338

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fidelity Freedom Index Income Fund Statement of Operations since June 14, 2024.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Freedom Index Income Fund
Fidelity Freedom Index 2010 Fund
Fidelity Freedom Index 2015 Fund
Fidelity Freedom Index 2020 Fund
Fidelity Freedom Index 2025 Fund
Fidelity Freedom Index 2030 Fund
Fidelity Freedom Index 2035 Fund
Fidelity Freedom Index 2040 Fund
Fidelity Freedom Index 2045 Fund
Fidelity Freedom Index 2050 Fund
Fidelity Freedom Index 2055 Fund
Fidelity Freedom Index 2060 Fund
Fidelity Freedom Index 2065 Fund
Fidelity Freedom Index 2070 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the funds' Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unitary fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile application and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of Fidelity, or reports it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with Fidelity the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered each fund's class-level management fee rates under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unitary fee arrangement for each fund. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). For each fund, data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for the representative class (Institutional Premium Class) of each fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons for Institutional Premium Class of each fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Institutional Premium Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Institutional Premium Class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the management fee of the Institutional Premium Class of each fund ranked below the competitive median of the total peer group for 2024 and the management fee of each fund ranked below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expenses of Institutional Premium Class of each fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2023.
The Board noted that each fund's unitary fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board noted that for this reason, Fidelity believes that a comparison of total expense ratios (including acquired fund fees and expenses) is more useful than comparisons of the unitary advisory fee paid by each class and the advisory fee paid by most competitor funds. The Board also noted that the primary comparisons for the funds are against competitor target date funds with holdings that are passively managed, but that there is still wide dispersion in the strategic and active allocation among competitors, regardless of whether the funds have similar vintages.
The Board noted that a different unitary (subject to certain limited exceptions) management fee rate is applicable to each class of each fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each of Investor Class, Institutional Premium Class, Premier Class, and Premium II Class of each fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: 0.12%, 0.08%, 0.05%, and 0.04%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the funds, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of each fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the lineup of the Fidelity funds; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2026.

1.899267.115
FRX-SANN-1125
Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend Retirement Fund
Fidelity Flex® Freedom Blend 2010 Fund
Fidelity Flex® Freedom Blend 2015 Fund
Fidelity Flex® Freedom Blend 2020 Fund
Fidelity Flex® Freedom Blend 2025 Fund
Fidelity Flex® Freedom Blend 2030 Fund
Fidelity Flex® Freedom Blend 2035 Fund
Fidelity Flex® Freedom Blend 2040 Fund
Fidelity Flex® Freedom Blend 2045 Fund
Fidelity Flex® Freedom Blend 2050 Fund
Fidelity Flex® Freedom Blend 2055 Fund
Fidelity Flex® Freedom Blend 2060 Fund
Fidelity Flex® Freedom Blend 2065 Fund
Fidelity Flex® Freedom Blend 2070 Fund
(Fidelity Flex® Freedom Blend Retirement Fund formerly Fidelity Flex® Freedom Blend Income Fund)

Semi-Annual Report
September 30, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® Freedom Blend Retirement Fund
Fidelity Flex® Freedom Blend 2010 Fund
Fidelity Flex® Freedom Blend 2015 Fund
Fidelity Flex® Freedom Blend 2020 Fund
Fidelity Flex® Freedom Blend 2025 Fund
Fidelity Flex® Freedom Blend 2030 Fund
Fidelity Flex® Freedom Blend 2035 Fund
Fidelity Flex® Freedom Blend 2040 Fund
Fidelity Flex® Freedom Blend 2045 Fund
Fidelity Flex® Freedom Blend 2050 Fund
Fidelity Flex® Freedom Blend 2055 Fund
Fidelity Flex® Freedom Blend 2060 Fund
Fidelity Flex® Freedom Blend 2065 Fund
Fidelity Flex® Freedom Blend 2070 Fund
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® Freedom Blend Retirement Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 69.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	56,033	565,370
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	3,924	30,766
Fidelity Series Corporate Bond Fund (a)	25,311	240,708
Fidelity Series Emerging Markets Debt Fund (a)	1,987	16,650
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	488	4,819
Fidelity Series Floating Rate High Income Fund (a)	347	3,066
Fidelity Series Government Bond Index Fund (a)	43,388	400,901
Fidelity Series High Income Fund (a)	343	3,066
Fidelity Series International Credit Fund (a)	15	131
Fidelity Series International Developed Markets Bond Index Fund (a)	17,556	153,091
Fidelity Series Investment Grade Bond Fund (a)	36,611	373,431
Fidelity Series Investment Grade Securitized Fund (a)	25,314	230,105
Fidelity Series Long-Term Treasury Bond Index Fund (a)	16,146	88,156
Fidelity Series Real Estate Income Fund (a)	299	3,046
TOTAL BOND FUNDS (Cost $2,083,977)		2,113,306

Domestic Equity Funds - 10.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	3,086	69,304
Fidelity Series Commodity Strategy Fund (a)	131	12,174
Fidelity Series Large Cap Growth Index Fund (a)	1,497	44,527
Fidelity Series Large Cap Stock Fund (a)	1,566	41,509
Fidelity Series Large Cap Value Index Fund (a)	4,600	83,589
Fidelity Series Small Cap Core Fund (a)	1,390	18,279
Fidelity Series Small Cap Opportunities Fund (a)	547	8,625
Fidelity Series Value Discovery Fund (a)	1,770	29,889
TOTAL DOMESTIC EQUITY FUNDS (Cost $213,744)		307,896

International Equity Funds - 12.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,853	35,515
Fidelity Series Emerging Markets Fund (a)	2,264	26,122
Fidelity Series Emerging Markets Opportunities Fund (a)	4,377	104,520
Fidelity Series International Growth Fund (a)	2,583	53,344
Fidelity Series International Index Fund (a)	1,346	20,142
Fidelity Series International Small Cap Fund (a)	1,871	38,000
Fidelity Series International Value Fund (a)	3,254	53,340
Fidelity Series Overseas Fund (a)	3,293	53,439
Fidelity Series Select International Small Cap Fund (a)	206	2,863
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $270,210)		387,285

Short-Term Funds - 6.1%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	2,868	28,967
Fidelity Series Treasury Bill Index Fund (a)	15,813	157,339
TOTAL SHORT-TERM FUNDS (Cost $185,030)		186,306

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $59,153)	4.23	59,153	59,153

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,812,114)	3,053,946
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	3,053,948

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	669,636	71,164	182,814	6,807	(1,486)	8,870	565,370	56,033
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	37,075	3,498	9,992	382	(456)	641	30,766	3,924
Fidelity Series Blue Chip Growth Fund	75,833	13,923	35,772	1,742	2,763	12,557	69,304	3,086
Fidelity Series Canada Fund	27,351	14,172	10,253	-	1,130	3,115	35,515	1,853
Fidelity Series Commodity Strategy Fund	8,419	6,149	2,275	101	(185)	66	12,174	131
Fidelity Series Corporate Bond Fund	310,832	25,573	99,437	5,954	(1,274)	5,014	240,708	25,311
Fidelity Series Emerging Markets Debt Fund	19,707	1,666	5,441	487	128	590	16,650	1,987
Fidelity Series Emerging Markets Debt Local Currency Fund	5,417	299	1,385	-	107	381	4,819	488
Fidelity Series Emerging Markets Fund	34,582	6,809	21,052	-	1,498	4,285	26,122	2,264
Fidelity Series Emerging Markets Opportunities Fund	138,412	29,187	85,042	-	7,282	14,681	104,520	4,377
Fidelity Series Floating Rate High Income Fund	3,658	404	989	123	(19)	12	3,066	347
Fidelity Series Government Bond Index Fund	503,779	61,974	166,399	7,663	(5,405)	6,952	400,901	43,388
Fidelity Series Government Money Market Fund	44,989	35,626	21,462	1,161	-	-	59,153	59,153
Fidelity Series High Income Fund	3,638	312	1,010	101	26	100	3,066	343
Fidelity Series International Credit Fund	126	3	-	3	-	2	131	15
Fidelity Series International Developed Markets Bond Index Fund	185,329	19,532	54,056	1,569	(607)	2,893	153,091	17,556
Fidelity Series International Growth Fund	63,699	17,858	38,012	-	4,408	5,391	53,344	2,583
Fidelity Series International Index Fund	24,813	6,648	15,328	-	2,382	1,627	20,142	1,346
Fidelity Series International Small Cap Fund	48,218	1,321	19,744	-	2,961	5,244	38,000	1,871
Fidelity Series International Value Fund	67,385	14,003	40,380	-	8,570	3,762	53,340	3,254
Fidelity Series Investment Grade Bond Fund	478,199	45,345	153,854	8,291	(3,976)	7,717	373,431	36,611
Fidelity Series Investment Grade Securitized Fund	300,746	23,398	96,403	5,477	(3,776)	6,140	230,105	25,314
Fidelity Series Large Cap Growth Index Fund	48,780	7,888	22,044	51	3,440	6,463	44,527	1,497
Fidelity Series Large Cap Stock Fund	45,036	10,770	19,907	2,048	2,604	3,006	41,509	1,566
Fidelity Series Large Cap Value Index Fund	92,657	22,907	37,649	-	1,950	3,724	83,589	4,600
Fidelity Series Long-Term Treasury Bond Index Fund	96,638	35,593	43,548	1,843	(5,367)	4,840	88,156	16,146
Fidelity Series Overseas Fund	65,173	18,230	38,940	-	6,576	2,400	53,439	3,293
Fidelity Series Real Estate Income Fund	3,644	338	998	83	(63)	125	3,046	299
Fidelity Series Select International Small Cap Fund	662	2,300	618	-	53	466	2,863	206
Fidelity Series Short-Term Credit Fund	40,575	3,861	15,621	649	549	(397)	28,967	2,868
Fidelity Series Small Cap Core Fund	21,274	3,045	9,017	-	(1,153)	4,130	18,279	1,390
Fidelity Series Small Cap Opportunities Fund	9,461	1,539	3,560	139	264	921	8,625	547
Fidelity Series Treasury Bill Index Fund	132,002	99,109	73,778	3,088	(131)	137	157,339	15,813
Fidelity Series Value Discovery Fund	33,255	8,424	13,511	-	129	1,592	29,889	1,770
	3,641,000	612,868	1,340,291	47,762	22,922	117,447	3,053,946

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,113,306	2,113,306	-	-

Domestic Equity Funds	307,896	307,896	-	-

International Equity Funds	387,285	387,285	-	-

Short-Term Funds	186,306	186,306	-	-

Money Market Funds	59,153	59,153	-	-
Total Investments in Securities:	3,053,946	3,053,946	-	-
Fidelity Flex® Freedom Blend Retirement Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $2,812,114)	$3,053,946

Total Investment in Securities (cost $2,812,114)		$3,053,946
Receivable for investments sold		34,517
Receivable for fund shares sold		2,275
Total assets		3,090,738
Liabilities
Payable for investments purchased	$36,790
Total liabilities		36,790
Net Assets		$3,053,948
Net Assets consist of:
Paid in capital		$3,032,945
Total accumulated earnings (loss)		21,003
Net Assets		$3,053,948
Net Asset Value, offering price and redemption price per share ($3,053,948 ÷ 299,739 shares)		$10.19
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$44,260
Expenses
Independent trustees' fees and expenses	$4
Total expenses		4
Net Investment income (loss)		44,256
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	22,922
Capital gain distributions from underlying funds:
Affiliated issuers	3,502
Total net realized gain (loss)		26,424
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	117,447
Total change in net unrealized appreciation (depreciation)		117,447
Net gain (loss)		143,871
Net increase (decrease) in net assets resulting from operations		$188,127
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,256	$113,825
Net realized gain (loss)	26,424	1,703
Change in net unrealized appreciation (depreciation)	117,447	69,125
Net increase (decrease) in net assets resulting from operations	188,127	184,653
Distributions to shareholders	(45,549)	(107,858)

Share transactions
Proceeds from sales of shares	255,108	799,588
Net asset value of shares issued in exchange for the net assets of the Acquired Fund(s) (see Reorganization Information note)	-	2,626,768
Reinvestment of distributions	45,549	107,858
Cost of shares redeemed	(1,030,290)	(1,001,331)

Net increase (decrease) in net assets resulting from share transactions	(729,633)	2,532,883
Total increase (decrease) in net assets	(587,055)	2,609,678

Net Assets
Beginning of period	3,641,003	1,031,325
End of period	$3,053,948	$3,641,003

Other Information
Shares
Sold	25,855	82,966
Issued in exchange for the shares of the Acquired Fund(s) (see Reorganization Information note)	-	275,344
Issued in reinvestment of distributions	4,631	11,230
Redeemed	(105,880)	(102,997)
Net increase (decrease)	(75,394)	266,543

Financial Highlights
Fidelity Flex® Freedom Blend Retirement Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.71	$9.50	$9.25	$10.15	$10.72	$9.79
Income from Investment Operations
Net investment income (loss) A,B	.14	.35	.32	.35	.28	.14
Net realized and unrealized gain (loss)	.48	.18	.24	(.77)	(.33)	1.11
Total from investment operations	.62	.53	.56	(.42)	(.05)	1.25
Distributions from net investment income	(.14)	(.32)	(.31)	(.36)	(.28)	(.15)
Distributions from net realized gain	-	-	-	(.12)	(.24)	(.17)
Total distributions	(.14)	(.32)	(.31)	(.48)	(.52)	(.32)
Net asset value, end of period	$10.19	$9.71	$9.50	$9.25	$10.15	$10.72
Total Return C	6.48%	5.70%	6.14%	(4.01)%	(.61)%	12.84%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-% G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- % G	-%	-%	-%	-%	-%
Expenses net of all reductions, if any F	-% G	-%	-%	-%	-%	-%
Net investment income (loss)	2.91% G	3.58%	3.49%	3.83%	2.62%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$3,054	$3,641	$1,031	$820	$151	$123
Portfolio turnover rate H	39 % G	37% I	45%	178%	36%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Flex® Freedom Blend 2010 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 67.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	45,189	455,959
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	5,469	42,877
Fidelity Series Corporate Bond Fund (a)	21,216	201,761
Fidelity Series Emerging Markets Debt Fund (a)	1,684	14,111
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	466	4,603
Fidelity Series Floating Rate High Income Fund (a)	304	2,686
Fidelity Series Government Bond Index Fund (a)	36,368	336,041
Fidelity Series High Income Fund (a)	300	2,683
Fidelity Series International Credit Fund (a)	8	67
Fidelity Series International Developed Markets Bond Index Fund (a)	15,352	133,866
Fidelity Series Investment Grade Bond Fund (a)	30,688	313,017
Fidelity Series Investment Grade Securitized Fund (a)	21,218	192,874
Fidelity Series Long-Term Treasury Bond Index Fund (a)	16,431	89,711
Fidelity Series Real Estate Income Fund (a)	261	2,665
TOTAL BOND FUNDS (Cost $1,773,877)		1,792,921

Domestic Equity Funds - 13.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	3,540	79,516
Fidelity Series Commodity Strategy Fund (a)	109	10,128
Fidelity Series Large Cap Growth Index Fund (a)	1,718	51,088
Fidelity Series Large Cap Stock Fund (a)	1,797	47,625
Fidelity Series Large Cap Value Index Fund (a)	5,278	95,898
Fidelity Series Small Cap Core Fund (a)	1,596	20,988
Fidelity Series Small Cap Opportunities Fund (a)	628	9,903
Fidelity Series Value Discovery Fund (a)	2,030	34,290
TOTAL DOMESTIC EQUITY FUNDS (Cost $234,404)		349,436

International Equity Funds - 14.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,898	36,391
Fidelity Series Emerging Markets Fund (a)	2,265	26,140
Fidelity Series Emerging Markets Opportunities Fund (a)	4,380	104,594
Fidelity Series International Growth Fund (a)	2,734	56,460
Fidelity Series International Index Fund (a)	1,421	21,259
Fidelity Series International Small Cap Fund (a)	1,640	33,305
Fidelity Series International Value Fund (a)	3,474	56,941
Fidelity Series Overseas Fund (a)	3,456	56,090
Fidelity Series Select International Small Cap Fund (a)	189	2,635
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $272,135)		393,815

Short-Term Funds - 4.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	1,454	14,684
Fidelity Series Treasury Bill Index Fund (a)	9,395	93,484
TOTAL SHORT-TERM FUNDS (Cost $107,444)		108,168

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $30,797)	4.23	30,797	30,797

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,418,657)	2,675,137
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	2,675,139

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	422,739	70,452	43,670	5,262	235	6,203	455,959	45,189
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	45,786	4,737	8,275	565	(60)	689	42,877	5,469
Fidelity Series Blue Chip Growth Fund	75,002	10,502	25,862	2,067	2,910	16,964	79,516	3,540
Fidelity Series Canada Fund	24,189	12,784	5,253	-	110	4,561	36,391	1,898
Fidelity Series Commodity Strategy Fund	5,898	4,837	581	89	27	(53)	10,128	109
Fidelity Series Corporate Bond Fund	203,374	21,517	27,381	4,899	282	3,969	201,761	21,216
Fidelity Series Emerging Markets Debt Fund	13,353	1,295	1,265	418	36	692	14,111	1,684
Fidelity Series Emerging Markets Debt Local Currency Fund	4,247	223	322	-	22	433	4,603	466
Fidelity Series Emerging Markets Fund	27,867	5,673	13,465	-	1,318	4,747	26,140	2,265
Fidelity Series Emerging Markets Opportunities Fund	111,534	24,536	54,520	-	4,940	18,104	104,594	4,380
Fidelity Series Floating Rate High Income Fund	2,562	353	230	109	(3)	4	2,686	304
Fidelity Series Government Bond Index Fund	329,620	51,718	47,385	6,315	(60)	2,148	336,041	36,368
Fidelity Series Government Money Market Fund	15,819	30,858	15,880	661	-	-	30,797	30,797
Fidelity Series High Income Fund	2,549	252	240	89	5	117	2,683	300
Fidelity Series International Credit Fund	64	1	-	1	-	2	67	8
Fidelity Series International Developed Markets Bond Index Fund	128,839	16,866	13,524	1,254	(142)	1,827	133,866	15,352
Fidelity Series International Growth Fund	56,015	12,499	21,742	-	1,783	7,905	56,460	2,734
Fidelity Series International Index Fund	21,760	4,629	9,112	-	1,359	2,623	21,259	1,421
Fidelity Series International Small Cap Fund	33,781	808	8,245	-	1,737	5,224	33,305	1,640
Fidelity Series International Value Fund	58,729	10,412	24,780	-	5,513	7,067	56,941	3,474
Fidelity Series Investment Grade Bond Fund	312,881	39,295	43,434	6,831	126	4,149	313,017	30,688
Fidelity Series Investment Grade Securitized Fund	196,775	20,450	27,084	4,509	(76)	2,809	192,874	21,218
Fidelity Series Large Cap Growth Index Fund	48,247	5,652	15,385	68	2,271	10,303	51,088	1,718
Fidelity Series Large Cap Stock Fund	44,542	9,273	13,491	2,620	684	6,617	47,625	1,797
Fidelity Series Large Cap Value Index Fund	91,646	19,281	23,181	-	298	7,854	95,898	5,278
Fidelity Series Long-Term Treasury Bond Index Fund	86,492	29,007	25,831	1,985	(124)	167	89,711	16,431
Fidelity Series Overseas Fund	57,156	12,538	22,145	-	2,840	5,701	56,090	3,456
Fidelity Series Real Estate Income Fund	2,553	286	234	78	(8)	68	2,665	261
Fidelity Series Select International Small Cap Fund	462	1,901	149	-	11	410	2,635	189
Fidelity Series Short-Term Credit Fund	14,956	1,895	2,265	337	13	85	14,684	1,454
Fidelity Series Small Cap Core Fund	21,047	2,077	6,126	-	(266)	4,256	20,988	1,596
Fidelity Series Small Cap Opportunities Fund	9,359	930	1,954	166	56	1,512	9,903	628
Fidelity Series Treasury Bill Index Fund	47,342	62,374	16,241	1,814	(8)	17	93,484	9,395
Fidelity Series Value Discovery Fund	32,894	7,413	8,451	-	79	2,355	34,290	2,030
	2,550,079	497,324	527,703	40,137	25,908	129,529	2,675,137

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,792,921	1,792,921	-	-

Domestic Equity Funds	349,436	349,436	-	-

International Equity Funds	393,815	393,815	-	-

Short-Term Funds	108,168	108,168	-	-

Money Market Funds	30,797	30,797	-	-
Total Investments in Securities:	2,675,137	2,675,137	-	-
Fidelity Flex® Freedom Blend 2010 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $2,418,657)	$2,675,137

Total Investment in Securities (cost $2,418,657)		$2,675,137
Receivable for investments sold		20,146
Receivable for fund shares sold		179
Total assets		2,695,462
Liabilities
Payable for investments purchased	$20,256
Payable for fund shares redeemed	67
Total liabilities		20,323
Net Assets		$2,675,139
Net Assets consist of:
Paid in capital		$2,503,250
Total accumulated earnings (loss)		171,889
Net Assets		$2,675,139
Net Asset Value, offering price and redemption price per share ($2,675,139 ÷ 252,751 shares)		$10.58
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$35,816
Expenses
Independent trustees' fees and expenses	$3
Total expenses		3
Net Investment income (loss)		35,813
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	25,908
Capital gain distributions from underlying funds:
Affiliated issuers	4,321
Total net realized gain (loss)		30,229
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	129,529
Total change in net unrealized appreciation (depreciation)		129,529
Net gain (loss)		159,758
Net increase (decrease) in net assets resulting from operations		$195,571
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,813	$87,802
Net realized gain (loss)	30,229	(20,971)
Change in net unrealized appreciation (depreciation)	129,529	13,794
Net increase (decrease) in net assets resulting from operations	195,571	80,625
Distributions to shareholders	(12,608)	(103,740)

Share transactions
Proceeds from sales of shares	185,019	356,265
Reinvestment of distributions	12,608	103,740
Cost of shares redeemed	(255,531)	(3,134,428)

Net increase (decrease) in net assets resulting from share transactions	(57,904)	(2,674,423)
Total increase (decrease) in net assets	125,059	(2,697,538)

Net Assets
Beginning of period	2,550,080	5,247,618
End of period	$2,675,139	$2,550,080

Other Information
Shares
Sold	18,308	36,153
Issued in reinvestment of distributions	1,272	10,727
Redeemed	(24,507)	(326,612)
Net increase (decrease)	(4,927)	(279,732)

Financial Highlights
Fidelity Flex® Freedom Blend 2010 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.90	$9.76	$9.36	$10.38	$11.06	$9.52
Income from Investment Operations
Net investment income (loss) A,B	.14	.32	.31	.39	.30	.15
Net realized and unrealized gain (loss)	.59	.25 C	.39	(.90)	(.27)	1.82
Total from investment operations	.73	.57	.70	(.51)	.03	1.97
Distributions from net investment income	(.05)	(.43)	(.30)	(.33)	(.30)	(.17)
Distributions from net realized gain	-	-	- D	(.18)	(.41)	(.27)
Total distributions	(.05)	(.43)	(.30)	(.51)	(.71)	(.43) E
Net asset value, end of period	$10.58	$9.90	$9.76	$9.36	$10.38	$11.06
Total Return F	7.39%	5.93%	7.59%	(4.76)%	.02%	20.94%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	2.67% J	3.22%	3.24%	4.27%	2.67%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$2,675	$2,550	$5,248	$5,824	$135	$131
Portfolio turnover rate K	37 % J	36%	23%	98%	33%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2015 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 60.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	88,091	888,841
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	41,948	328,875
Fidelity Series Corporate Bond Fund (a)	56,703	539,247
Fidelity Series Emerging Markets Debt Fund (a)	5,022	42,081
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,225	12,095
Fidelity Series Floating Rate High Income Fund (a)	888	7,848
Fidelity Series Government Bond Index Fund (a)	97,212	898,235
Fidelity Series High Income Fund (a)	877	7,839
Fidelity Series International Credit Fund (a)	8	68
Fidelity Series International Developed Markets Bond Index Fund (a)	44,878	391,334
Fidelity Series Investment Grade Bond Fund (a)	82,027	836,678
Fidelity Series Investment Grade Securitized Fund (a)	56,709	515,489
Fidelity Series Long-Term Treasury Bond Index Fund (a)	51,601	281,741
Fidelity Series Real Estate Income Fund (a)	764	7,788
TOTAL BOND FUNDS (Cost $4,758,353)		4,758,159

Domestic Equity Funds - 18.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	14,686	329,837
Fidelity Series Commodity Strategy Fund (a)	310	28,821
Fidelity Series Large Cap Growth Index Fund (a)	7,127	211,966
Fidelity Series Large Cap Stock Fund (a)	7,452	197,475
Fidelity Series Large Cap Value Index Fund (a)	21,891	397,752
Fidelity Series Small Cap Core Fund (a)	6,626	87,127
Fidelity Series Small Cap Opportunities Fund (a)	2,611	41,177
Fidelity Series Value Discovery Fund (a)	8,418	142,177
TOTAL DOMESTIC EQUITY FUNDS (Cost $969,058)		1,436,332

International Equity Funds - 18.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	6,776	129,903
Fidelity Series Emerging Markets Fund (a)	8,082	93,262
Fidelity Series Emerging Markets Opportunities Fund (a)	15,627	373,174
Fidelity Series International Growth Fund (a)	10,418	215,132
Fidelity Series International Index Fund (a)	5,432	81,260
Fidelity Series International Small Cap Fund (a)	4,791	97,308
Fidelity Series International Value Fund (a)	13,238	216,976
Fidelity Series Overseas Fund (a)	13,191	214,084
Fidelity Series Select International Small Cap Fund (a)	523	7,273
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $990,928)		1,428,372

Short-Term Funds - 1.9%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	2,875	29,040
Fidelity Series Treasury Bill Index Fund (a)	12,415	123,530
TOTAL SHORT-TERM FUNDS (Cost $152,361)		152,570

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $43,786)	4.23	43,786	43,786

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,914,486)	7,819,219
NET OTHER ASSETS (LIABILITIES) - 0.0%	7
NET ASSETS - 100.0%	7,819,226

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	890,613	112,755	126,071	9,918	(918)	12,462	888,841	88,091
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	359,088	20,895	54,267	4,011	(8,144)	11,303	328,875	41,948
Fidelity Series Blue Chip Growth Fund	342,235	27,827	123,986	8,667	29,620	54,141	329,837	14,686
Fidelity Series Canada Fund	100,008	34,912	23,085	-	3,723	14,345	129,903	6,776
Fidelity Series Commodity Strategy Fund	18,758	12,194	1,923	256	(122)	(86)	28,821	310
Fidelity Series Corporate Bond Fund	590,007	39,471	99,715	12,790	(1,441)	10,925	539,247	56,703
Fidelity Series Emerging Markets Debt Fund	43,751	2,806	6,454	1,230	192	1,786	42,081	5,022
Fidelity Series Emerging Markets Debt Local Currency Fund	12,229	401	1,733	-	147	1,051	12,095	1,225
Fidelity Series Emerging Markets Fund	105,670	15,463	48,834	-	4,337	16,626	93,262	8,082
Fidelity Series Emerging Markets Opportunities Fund	422,917	66,346	195,900	-	18,923	60,888	373,174	15,627
Fidelity Series Floating Rate High Income Fund	8,151	936	1,238	310	(14)	13	7,848	888
Fidelity Series Government Bond Index Fund	956,242	104,590	166,212	16,470	(6,249)	9,864	898,235	97,212
Fidelity Series Government Money Market Fund	1,136	91,379	48,729	774	-	-	43,786	43,786
Fidelity Series High Income Fund	8,106	640	1,238	254	13	318	7,839	877
Fidelity Series International Credit Fund	65	1	-	1	-	2	68	8
Fidelity Series International Developed Markets Bond Index Fund	409,883	38,386	62,100	3,685	(463)	5,628	391,334	44,878
Fidelity Series International Growth Fund	232,607	34,842	88,753	-	15,985	20,451	215,132	10,418
Fidelity Series International Index Fund	89,997	13,124	36,852	-	7,228	7,763	81,260	5,432
Fidelity Series International Small Cap Fund	107,415	1,213	31,841	-	4,767	15,754	97,308	4,791
Fidelity Series International Value Fund	241,991	29,231	101,420	-	25,747	21,427	216,976	13,238
Fidelity Series Investment Grade Bond Fund	907,694	75,801	155,861	17,826	(4,576)	13,620	836,678	82,027
Fidelity Series Investment Grade Securitized Fund	570,860	37,732	98,688	11,770	(4,279)	9,864	515,489	56,709
Fidelity Series Large Cap Growth Index Fund	220,154	13,187	74,579	267	20,152	33,052	211,966	7,127
Fidelity Series Large Cap Stock Fund	203,260	24,951	62,276	10,229	12,385	19,155	197,475	7,452
Fidelity Series Large Cap Value Index Fund	418,192	58,614	111,773	-	10,064	22,655	397,752	21,891
Fidelity Series Long-Term Treasury Bond Index Fund	294,736	73,734	84,876	6,026	(13,067)	11,214	281,741	51,601
Fidelity Series Overseas Fund	236,389	33,926	89,023	-	20,222	12,570	214,084	13,191
Fidelity Series Real Estate Income Fund	8,120	766	1,262	211	(71)	235	7,788	764
Fidelity Series Select International Small Cap Fund	1,477	5,016	418	-	38	1,160	7,273	523
Fidelity Series Short-Term Credit Fund	6,536	29,399	7,073	429	275	(97)	29,040	2,875
Fidelity Series Small Cap Core Fund	96,020	4,277	29,293	-	(2,634)	18,757	87,127	6,626
Fidelity Series Small Cap Opportunities Fund	42,700	2,338	10,207	694	984	5,362	41,177	2,611
Fidelity Series Treasury Bill Index Fund	10,983	171,165	58,608	2,189	(46)	36	123,530	12,415
Fidelity Series Value Discovery Fund	150,099	21,264	38,938	-	1,182	8,570	142,177	8,418
	8,108,089	1,199,582	2,043,226	108,007	133,960	420,814	7,819,219

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	4,758,159	4,758,159	-	-

Domestic Equity Funds	1,436,332	1,436,332	-	-

International Equity Funds	1,428,372	1,428,372	-	-

Short-Term Funds	152,570	152,570	-	-

Money Market Funds	43,786	43,786	-	-
Total Investments in Securities:	7,819,219	7,819,219	-	-
Fidelity Flex® Freedom Blend 2015 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $6,914,486)	$7,819,219

Total Investment in Securities (cost $6,914,486)		$7,819,219
Cash		4
Receivable for investments sold		48,812
Receivable for fund shares sold		2,297
Total assets		7,870,332
Liabilities
Payable for investments purchased	$50,952
Payable for fund shares redeemed	154
Total liabilities		51,106
Net Assets		$7,819,226
Net Assets consist of:
Paid in capital		$6,817,723
Total accumulated earnings (loss)		1,001,503
Net Assets		$7,819,226
Net Asset Value, offering price and redemption price per share ($7,819,226 ÷ 700,337 shares)		$11.16
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$90,547
Expenses
Independent trustees' fees and expenses	$9
Total expenses		9
Net Investment income (loss)		90,538
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	133,960
Capital gain distributions from underlying funds:
Affiliated issuers	17,460
Total net realized gain (loss)		151,420
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	420,814
Total change in net unrealized appreciation (depreciation)		420,814
Net gain (loss)		572,234
Net increase (decrease) in net assets resulting from operations		$662,772
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$90,538	$320,425
Net realized gain (loss)	151,420	180,794
Change in net unrealized appreciation (depreciation)	420,814	67,646
Net increase (decrease) in net assets resulting from operations	662,772	568,865
Distributions to shareholders	(41,505)	(327,819)

Share transactions
Proceeds from sales of shares	326,493	716,629
Reinvestment of distributions	41,505	327,819
Cost of shares redeemed	(1,278,131)	(4,123,096)

Net increase (decrease) in net assets resulting from share transactions	(910,133)	(3,078,648)
Total increase (decrease) in net assets	(288,866)	(2,837,602)

Net Assets
Beginning of period	8,108,092	10,945,694
End of period	$7,819,226	$8,108,092

Other Information
Shares
Sold	30,712	69,944
Issued in reinvestment of distributions	4,018	32,493
Redeemed	(122,135)	(403,589)
Net increase (decrease)	(87,405)	(301,152)

Financial Highlights
Fidelity Flex® Freedom Blend 2015 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.29	$10.05	$9.47	$10.62	$11.29	$9.35
Income from Investment Operations
Net investment income (loss) A,B	.13	.33	.29	.38	.31	.16
Net realized and unrealized gain (loss)	.79	.24	.59	(.98)	(.22)	2.27
Total from investment operations	.92	.57	.88	(.60)	.09	2.43
Distributions from net investment income	(.05)	(.33)	(.30)	(.37)	(.30)	(.17)
Distributions from net realized gain	-	-	(.01)	(.18)	(.46)	(.31)
Total distributions	(.05)	(.33)	(.30) C	(.55)	(.76)	(.49) C
Net asset value, end of period	$11.16	$10.29	$10.05	$9.47	$10.62	$11.29
Total Return D	9.01%	5.73%	9.41%	(5.53)%	.49%	26.24%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	2.35% H	3.16%	3.04%	4.09%	2.72%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$7,819	$8,108	$10,946	$11,066	$170	$136
Portfolio turnover rate I	31 % H	25%	24%	93%	32%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2020 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 52.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	66,458	670,558
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	244,900	1,920,016
Fidelity Series Corporate Bond Fund (a)	158,851	1,510,678
Fidelity Series Emerging Markets Debt Fund (a)	15,756	132,036
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,534	34,876
Fidelity Series Floating Rate High Income Fund (a)	2,746	24,279
Fidelity Series Government Bond Index Fund (a)	272,333	2,516,354
Fidelity Series High Income Fund (a)	2,713	24,251
Fidelity Series International Credit Fund (a)	10	82
Fidelity Series International Developed Markets Bond Index Fund (a)	133,872	1,167,365
Fidelity Series Investment Grade Bond Fund (a)	229,796	2,343,917
Fidelity Series Investment Grade Securitized Fund (a)	158,869	1,444,122
Fidelity Series Long-Term Treasury Bond Index Fund (a)	158,421	864,976
Fidelity Series Real Estate Income Fund (a)	2,362	24,097
TOTAL BOND FUNDS (Cost $12,873,945)		12,677,607

Domestic Equity Funds - 23.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	58,939	1,323,770
Fidelity Series Commodity Strategy Fund (a)	881	81,925
Fidelity Series Large Cap Growth Index Fund (a)	28,604	850,674
Fidelity Series Large Cap Stock Fund (a)	29,924	792,985
Fidelity Series Large Cap Value Index Fund (a)	87,856	1,596,348
Fidelity Series Small Cap Core Fund (a)	26,589	349,642
Fidelity Series Small Cap Opportunities Fund (a)	10,475	165,196
Fidelity Series Value Discovery Fund (a)	33,793	570,768
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,822,831)		5,731,308

International Equity Funds - 21.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	24,785	475,126
Fidelity Series Emerging Markets Fund (a)	29,483	340,231
Fidelity Series Emerging Markets Opportunities Fund (a)	57,010	1,361,391
Fidelity Series International Growth Fund (a)	40,017	826,341
Fidelity Series International Index Fund (a)	20,864	312,128
Fidelity Series International Small Cap Fund (a)	14,823	301,063
Fidelity Series International Value Fund (a)	50,870	833,763
Fidelity Series Overseas Fund (a)	50,654	822,116
Fidelity Series Select International Small Cap Fund (a)	1,627	22,631
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,663,290)		5,294,790

Short-Term Funds - 1.5%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $367,233)	36,922	367,372

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $126,263)	4.23	126,263	126,263

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $20,853,562)	24,197,340
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	24,197,340

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	994,349	222,474	552,541	9,178	1,833	4,443	670,558	66,458
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,298,110	208,597	605,726	27,166	(78,956)	97,991	1,920,016	244,900
Fidelity Series Blue Chip Growth Fund	1,553,851	103,676	730,109	35,046	213,937	182,415	1,323,770	58,939
Fidelity Series Canada Fund	430,492	112,212	145,089	-	26,369	51,142	475,126	24,785
Fidelity Series Commodity Strategy Fund	65,388	34,318	16,993	797	(3,485)	2,697	81,925	881
Fidelity Series Corporate Bond Fund	1,723,581	228,541	475,324	40,125	1,688	32,192	1,510,678	158,851
Fidelity Series Emerging Markets Debt Fund	154,749	10,758	40,635	4,373	2,095	5,069	132,036	15,756
Fidelity Series Emerging Markets Debt Local Currency Fund	40,394	1,134	10,611	-	1,138	2,821	34,876	3,534
Fidelity Series Emerging Markets Fund	430,026	47,403	223,043	-	27,291	58,554	340,231	29,483
Fidelity Series Emerging Markets Opportunities Fund	1,721,093	217,963	905,448	-	125,586	202,197	1,361,391	57,010
Fidelity Series Floating Rate High Income Fund	28,411	3,451	7,579	1,084	(67)	63	24,279	2,746
Fidelity Series Government Bond Index Fund	2,793,483	480,295	770,534	51,653	(18,297)	31,407	2,516,354	272,333
Fidelity Series Government Money Market Fund	5,152	259,796	138,685	2,571	-	-	126,263	126,263
Fidelity Series High Income Fund	28,259	2,384	7,579	887	196	991	24,251	2,713
Fidelity Series International Credit Fund	79	2	-	2	-	1	82	10
Fidelity Series International Developed Markets Bond Index Fund	1,412,016	145,754	407,030	13,004	(6,599)	23,224	1,167,365	133,872
Fidelity Series International Growth Fund	999,199	125,923	453,141	-	92,599	61,761	826,341	40,017
Fidelity Series International Index Fund	385,954	48,171	185,282	-	41,377	21,908	312,128	20,864
Fidelity Series International Small Cap Fund	374,468	5,314	152,408	-	27,241	46,448	301,063	14,823
Fidelity Series International Value Fund	1,034,434	108,796	508,829	-	143,390	55,972	833,763	50,870
Fidelity Series Investment Grade Bond Fund	2,651,648	386,079	725,789	55,901	(9,257)	41,236	2,343,917	229,796
Fidelity Series Investment Grade Securitized Fund	1,667,662	202,768	445,530	36,888	(11,055)	30,277	1,444,122	158,869
Fidelity Series Large Cap Growth Index Fund	999,556	47,809	443,575	1,316	153,193	93,691	850,674	28,604
Fidelity Series Large Cap Stock Fund	922,812	91,063	371,941	44,341	79,823	71,228	792,985	29,924
Fidelity Series Large Cap Value Index Fund	1,898,675	229,560	682,492	-	77,221	73,384	1,596,348	87,856
Fidelity Series Long-Term Treasury Bond Index Fund	1,261,427	144,997	522,765	20,805	(100,320)	81,637	864,976	158,421
Fidelity Series Overseas Fund	1,013,786	125,977	456,876	-	113,875	25,354	822,116	50,654
Fidelity Series Real Estate Income Fund	28,308	2,900	7,688	746	(335)	912	24,097	2,362
Fidelity Series Select International Small Cap Fund	5,129	16,385	2,909	-	355	3,671	22,631	1,627
Fidelity Series Small Cap Core Fund	436,049	8,934	169,255	-	(8,557)	82,471	349,642	26,589
Fidelity Series Small Cap Opportunities Fund	193,889	6,374	65,071	2,802	9,734	20,270	165,196	10,475
Fidelity Series Treasury Bill Index Fund	25,926	544,868	203,473	6,813	(87)	138	367,372	36,922
Fidelity Series Value Discovery Fund	681,486	81,048	235,836	-	10,287	33,783	570,768	33,793
	28,259,841	4,255,724	10,669,786	355,498	912,213	1,439,348	24,197,340

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	12,677,607	12,677,607	-	-

Domestic Equity Funds	5,731,308	5,731,308	-	-

International Equity Funds	5,294,790	5,294,790	-	-

Short-Term Funds	367,372	367,372	-	-

Money Market Funds	126,263	126,263	-	-
Total Investments in Securities:	24,197,340	24,197,340	-	-
Fidelity Flex® Freedom Blend 2020 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $20,853,562)	$24,197,340

Total Investment in Securities (cost $20,853,562)		$24,197,340
Receivable for investments sold		179,543
Receivable for fund shares sold		4,713
Total assets		24,381,596
Liabilities
Payable for investments purchased	$184,256
Total liabilities		184,256
Net Assets		$24,197,340
Net Assets consist of:
Paid in capital		$19,785,825
Total accumulated earnings (loss)		4,411,515
Net Assets		$24,197,340
Net Asset Value, offering price and redemption price per share ($24,197,340 ÷ 2,034,637 shares)		$11.89
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$282,302
Expenses
Independent trustees' fees and expenses	$32
Total expenses		32
Net Investment income (loss)		282,270
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	912,213
Capital gain distributions from underlying funds:
Affiliated issuers	73,196
Total net realized gain (loss)		985,409
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,439,348
Total change in net unrealized appreciation (depreciation)		1,439,348
Net gain (loss)		2,424,757
Net increase (decrease) in net assets resulting from operations		$2,707,027
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$282,270	$889,049
Net realized gain (loss)	985,409	609,680
Change in net unrealized appreciation (depreciation)	1,439,348	195,394
Net increase (decrease) in net assets resulting from operations	2,707,027	1,694,123
Distributions to shareholders	(194,958)	(821,824)

Share transactions
Proceeds from sales of shares	1,065,317	2,025,324
Reinvestment of distributions	194,958	821,824
Cost of shares redeemed	(7,834,847)	(6,547,158)

Net increase (decrease) in net assets resulting from share transactions	(6,574,572)	(3,700,010)
Total increase (decrease) in net assets	(4,062,503)	(2,827,711)

Net Assets
Beginning of period	28,259,843	31,087,554
End of period	$24,197,340	$28,259,843

Other Information
Shares
Sold	94,410	187,401
Issued in reinvestment of distributions	17,952	77,165
Redeemed	(687,618)	(604,455)
Net increase (decrease)	(575,256)	(339,889)

Financial Highlights
Fidelity Flex® Freedom Blend 2020 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.83	$10.54	$9.75	$10.93	$11.51	$9.20
Income from Investment Operations
Net investment income (loss) A,B	.12	.32	.28	.39	.31	.17
Net realized and unrealized gain (loss)	1.02	.27	.80	(1.09)	(.16)	2.67
Total from investment operations	1.14	.59	1.08	(.70)	.15	2.84
Distributions from net investment income	(.04)	(.30)	(.28)	(.33)	(.27)	(.18)
Distributions from net realized gain	(.03)	-	(.01)	(.15)	(.46)	(.36)
Total distributions	(.08) C	(.30)	(.29)	(.48)	(.73)	(.53) C
Net asset value, end of period	$11.89	$10.83	$10.54	$9.75	$10.93	$11.51
Total Return D	10.55%	5.68%	11.14%	(6.22)%	.98%	31.33%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	2.10% H	2.96%	2.81%	4.09%	2.70%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$24,197	$28,260	$31,088	$42,735	$263	$140
Portfolio turnover rate I	32 % H	28%	22%	63%	36%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2025 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 44.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	9,405	94,894
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	571,535	4,480,837
Fidelity Series Corporate Bond Fund (a)	192,630	1,831,916
Fidelity Series Emerging Markets Debt Fund (a)	28,459	238,485
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	6,077	59,976
Fidelity Series Floating Rate High Income Fund (a)	4,911	43,417
Fidelity Series Government Bond Index Fund (a)	330,241	3,051,422
Fidelity Series High Income Fund (a)	4,851	43,366
Fidelity Series International Credit Fund (a)	10	83
Fidelity Series International Developed Markets Bond Index Fund (a)	181,527	1,582,920
Fidelity Series Investment Grade Bond Fund (a)	278,660	2,842,335
Fidelity Series Investment Grade Securitized Fund (a)	192,652	1,751,208
Fidelity Series Long-Term Treasury Bond Index Fund (a)	554,399	3,027,019
Fidelity Series Real Estate Income Fund (a)	4,225	43,092
TOTAL BOND FUNDS (Cost $19,593,953)		19,090,970

Domestic Equity Funds - 28.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	128,507	2,886,262
Fidelity Series Commodity Strategy Fund (a)	1,081	100,484
Fidelity Series Large Cap Growth Index Fund (a)	62,363	1,854,686
Fidelity Series Large Cap Stock Fund (a)	65,217	1,728,252
Fidelity Series Large Cap Value Index Fund (a)	191,559	3,480,622
Fidelity Series Small Cap Core Fund (a)	57,965	762,243
Fidelity Series Small Cap Opportunities Fund (a)	22,831	360,041
Fidelity Series Value Discovery Fund (a)	73,670	1,244,292
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,293,341)		12,416,882

International Equity Funds - 25.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	50,593	969,876
Fidelity Series Emerging Markets Fund (a)	60,136	693,968
Fidelity Series Emerging Markets Opportunities Fund (a)	116,282	2,776,820
Fidelity Series International Growth Fund (a)	85,793	1,771,626
Fidelity Series International Index Fund (a)	44,732	669,186
Fidelity Series International Small Cap Fund (a)	26,509	538,391
Fidelity Series International Value Fund (a)	109,426	1,793,494
Fidelity Series Overseas Fund (a)	108,111	1,754,634
Fidelity Series Select International Small Cap Fund (a)	2,847	39,603
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,576,984)		11,007,598

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $614,033)	61,732	614,229

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $147,349)	4.23	147,349	147,349

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $36,225,660)	43,277,028
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5)
NET ASSETS - 100.0%	43,277,023

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	94,894	-	-	-	-	94,894	9,405
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4,754,101	632,101	952,817	55,222	(75,641)	123,093	4,480,837	571,535
Fidelity Series Blue Chip Growth Fund	2,933,360	222,496	1,015,310	76,321	238,125	507,591	2,886,262	128,507
Fidelity Series Canada Fund	800,490	218,121	191,742	-	23,393	119,614	969,876	50,593
Fidelity Series Commodity Strategy Fund	102,173	16,175	17,098	1,421	(677)	(89)	100,484	1,081
Fidelity Series Corporate Bond Fund	1,970,157	296,829	468,163	42,877	(3,649)	36,742	1,831,916	192,630
Fidelity Series Emerging Markets Debt Fund	243,068	24,818	41,003	6,976	829	10,773	238,485	28,459
Fidelity Series Emerging Markets Debt Local Currency Fund	61,870	2,626	10,579	-	799	5,260	59,976	6,077
Fidelity Series Emerging Markets Fund	747,659	97,014	307,037	-	24,739	131,593	693,968	60,136
Fidelity Series Emerging Markets Opportunities Fund	2,992,459	409,146	1,220,981	-	126,248	469,948	2,776,820	116,282
Fidelity Series Floating Rate High Income Fund	44,401	6,562	7,532	1,714	(79)	65	43,417	4,911
Fidelity Series Government Bond Index Fund	3,193,149	585,685	742,216	55,296	(15,334)	30,138	3,051,422	330,241
Fidelity Series Government Money Market Fund	-	323,702	176,353	3,699	-	-	147,349	147,349
Fidelity Series High Income Fund	44,158	4,874	7,532	1,402	70	1,796	43,366	4,851
Fidelity Series International Credit Fund	80	2	-	2	-	1	83	10
Fidelity Series International Developed Markets Bond Index Fund	1,571,208	293,767	302,427	14,527	(1,272)	21,644	1,582,920	181,527
Fidelity Series International Growth Fund	1,856,771	190,031	558,418	-	91,938	191,304	1,771,626	85,793
Fidelity Series International Index Fund	716,614	77,053	240,705	-	47,634	68,590	669,186	44,732
Fidelity Series International Small Cap Fund	584,928	4,177	162,848	-	24,284	87,850	538,391	26,509
Fidelity Series International Value Fund	1,917,931	172,881	664,930	-	170,030	197,582	1,793,494	109,426
Fidelity Series Investment Grade Bond Fund	3,031,143	489,797	711,346	59,796	(11,686)	44,427	2,842,335	278,660
Fidelity Series Investment Grade Securitized Fund	1,906,338	281,589	457,474	39,443	(11,484)	32,239	1,751,208	192,652
Fidelity Series Large Cap Growth Index Fund	1,887,009	101,110	604,593	2,419	167,980	303,180	1,854,686	62,363
Fidelity Series Large Cap Stock Fund	1,742,452	193,118	485,459	92,603	78,424	199,717	1,728,252	65,217
Fidelity Series Large Cap Value Index Fund	3,584,347	476,372	875,407	-	56,278	239,032	3,480,622	191,559
Fidelity Series Long-Term Treasury Bond Index Fund	3,055,369	718,859	724,509	59,280	(98,837)	76,137	3,027,019	554,399
Fidelity Series Overseas Fund	1,882,157	189,173	565,064	-	126,360	122,008	1,754,634	108,111
Fidelity Series Real Estate Income Fund	44,236	5,691	7,749	1,185	(380)	1,294	43,092	4,225
Fidelity Series Select International Small Cap Fund	8,179	25,640	479	-	(10)	6,273	39,603	2,847
Fidelity Series Small Cap Core Fund	822,338	24,637	230,001	-	(17,764)	163,033	762,243	57,965
Fidelity Series Small Cap Opportunities Fund	365,799	20,493	83,499	6,114	7,478	49,770	360,041	22,831
Fidelity Series Treasury Bill Index Fund	-	830,082	215,883	10,065	(166)	196	614,229	61,732
Fidelity Series Value Discovery Fund	1,286,473	161,650	290,953	-	5,898	81,224	1,244,292	73,670
	44,150,417	7,191,165	12,340,107	530,362	953,528	3,322,025	43,277,028

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	19,090,970	19,090,970	-	-

Domestic Equity Funds	12,416,882	12,416,882	-	-

International Equity Funds	11,007,598	11,007,598	-	-

Short-Term Funds	614,229	614,229	-	-

Money Market Funds	147,349	147,349	-	-
Total Investments in Securities:	43,277,028	43,277,028	-	-
Fidelity Flex® Freedom Blend 2025 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $36,225,660)	$43,277,028

Total Investment in Securities (cost $36,225,660)		$43,277,028
Receivable for investments sold		307,726
Receivable for fund shares sold		27,751
Total assets		43,612,505
Liabilities
Payable for investments purchased	$313,515
Payable for fund shares redeemed	21,967
Total liabilities		335,482
Net Assets		$43,277,023
Net Assets consist of:
Paid in capital		$35,174,286
Total accumulated earnings (loss)		8,102,737
Net Assets		$43,277,023
Net Asset Value, offering price and redemption price per share ($43,277,023 ÷ 3,593,296 shares)		$12.04
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$374,403
Expenses
Independent trustees' fees and expenses	$50
Total expenses		50
Net Investment income (loss)		374,353
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	953,528
Capital gain distributions from underlying funds:
Affiliated issuers	155,959
Total net realized gain (loss)		1,109,487
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	3,322,025
Total change in net unrealized appreciation (depreciation)		3,322,025
Net gain (loss)		4,431,512
Net increase (decrease) in net assets resulting from operations		$4,805,865
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$374,353	$1,341,613
Net realized gain (loss)	1,109,487	1,460,386
Change in net unrealized appreciation (depreciation)	3,322,025	(76,509)
Net increase (decrease) in net assets resulting from operations	4,805,865	2,725,490
Distributions to shareholders	(619,105)	(2,420,206)

Share transactions
Proceeds from sales of shares	3,031,451	7,875,768
Reinvestment of distributions	619,105	2,420,206
Cost of shares redeemed	(8,710,707)	(18,528,494)

Net increase (decrease) in net assets resulting from share transactions	(5,060,151)	(8,232,520)
Total increase (decrease) in net assets	(873,391)	(7,927,236)

Net Assets
Beginning of period	44,150,414	52,077,650
End of period	$43,277,023	$44,150,414

Other Information
Shares
Sold	267,327	709,441
Issued in reinvestment of distributions	56,903	224,793
Redeemed	(775,894)	(1,672,862)
Net increase (decrease)	(451,664)	(738,628)

Financial Highlights
Fidelity Flex® Freedom Blend 2025 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.91	$10.89	$9.93	$11.10	$11.67	$9.07
Income from Investment Operations
Net investment income (loss) A,B	.10	.31	.28	.38	.32	.17
Net realized and unrealized gain (loss)	1.19	.29	.98	(1.12)	(.12)	3.00
Total from investment operations	1.29	.60	1.26	(.74)	.20	3.17
Distributions from net investment income	(.04)	(.32)	(.30)	(.31)	(.28)	(.18)
Distributions from net realized gain	(.12)	(.25)	-	(.12)	(.49)	(.39)
Total distributions	(.16)	(.58) C	(.30)	(.43)	(.77)	(.57)
Net asset value, end of period	$12.04	$10.91	$10.89	$9.93	$11.10	$11.67
Total Return D	11.96%	5.58%	12.78%	(6.51)%	1.41%	35.43%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	1.76% H	2.77%	2.71%	3.95%	2.78%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$43,277	$44,150	$52,078	$70,801	$436	$143
Portfolio turnover rate I	33 % H	33%	23%	64%	39%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2030 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 37.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	3,825	38,591
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	671,404	5,263,810
Fidelity Series Corporate Bond Fund (a)	295,600	2,811,153
Fidelity Series Emerging Markets Debt Fund (a)	51,020	427,551
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	10,791	106,509
Fidelity Series Floating Rate High Income Fund (a)	8,788	77,688
Fidelity Series Government Bond Index Fund (a)	506,770	4,682,558
Fidelity Series High Income Fund (a)	8,680	77,598
Fidelity Series International Credit Fund (a)	8	70
Fidelity Series International Developed Markets Bond Index Fund (a)	318,633	2,778,481
Fidelity Series Investment Grade Bond Fund (a)	427,618	4,361,701
Fidelity Series Investment Grade Securitized Fund (a)	295,634	2,687,315
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,069,224	5,837,962
Fidelity Series Real Estate Income Fund (a)	7,559	77,106
TOTAL BOND FUNDS (Cost $29,640,140)		29,228,093

Domestic Equity Funds - 32.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	261,565	5,874,750
Fidelity Series Commodity Strategy Fund (a)	1,931	179,492
Fidelity Series Large Cap Growth Index Fund (a)	126,944	3,775,301
Fidelity Series Large Cap Stock Fund (a)	132,730	3,517,336
Fidelity Series Large Cap Value Index Fund (a)	389,893	7,084,356
Fidelity Series Small Cap Core Fund (a)	118,033	1,552,130
Fidelity Series Small Cap Opportunities Fund (a)	46,514	733,531
Fidelity Series Value Discovery Fund (a)	149,932	2,532,351
TOTAL DOMESTIC EQUITY FUNDS (Cost $16,955,732)		25,249,247

International Equity Funds - 28.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	99,637	1,910,048
Fidelity Series Emerging Markets Fund (a)	118,192	1,363,934
Fidelity Series Emerging Markets Opportunities Fund (a)	228,543	5,457,597
Fidelity Series International Growth Fund (a)	171,392	3,539,243
Fidelity Series International Index Fund (a)	89,362	1,336,852
Fidelity Series International Small Cap Fund (a)	46,892	952,367
Fidelity Series International Value Fund (a)	218,622	3,583,223
Fidelity Series Overseas Fund (a)	216,173	3,508,492
Fidelity Series Select International Small Cap Fund (a)	5,173	71,953
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,026,781)		21,723,709

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $1,055,814)	106,150	1,056,190

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $198,280)	4.23	198,280	198,280

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $62,876,747)	77,455,519
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6)
NET ASSETS - 100.0%	77,455,513

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	38,591	-	-	-	-	38,591	3,825
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4,861,579	1,109,570	766,070	58,688	(74,432)	133,163	5,263,810	671,404
Fidelity Series Blue Chip Growth Fund	5,600,813	610,265	1,807,346	156,091	305,405	1,165,613	5,874,750	261,565
Fidelity Series Canada Fund	1,497,260	446,318	309,988	-	32,405	244,053	1,910,048	99,637
Fidelity Series Commodity Strategy Fund	171,564	34,004	25,105	2,552	(842)	(129)	179,492	1,931
Fidelity Series Corporate Bond Fund	2,904,777	477,870	620,972	64,426	(6,997)	56,475	2,811,153	295,600
Fidelity Series Emerging Markets Debt Fund	409,721	56,786	59,413	12,180	278	20,179	427,551	51,020
Fidelity Series Emerging Markets Debt Local Currency Fund	102,245	9,198	15,288	-	920	9,434	106,509	10,791
Fidelity Series Emerging Markets Fund	1,369,413	201,508	508,927	-	36,308	265,632	1,363,934	118,192
Fidelity Series Emerging Markets Opportunities Fund	5,480,657	832,575	2,006,114	-	180,960	969,519	5,457,597	228,543
Fidelity Series Floating Rate High Income Fund	74,536	13,724	10,567	2,980	(109)	104	77,688	8,788
Fidelity Series Government Bond Index Fund	4,707,843	929,991	977,421	83,100	(29,666)	51,811	4,682,558	506,770
Fidelity Series Government Money Market Fund	-	566,547	368,267	6,194	-	-	198,280	198,280
Fidelity Series High Income Fund	74,135	10,995	10,785	2,433	65	3,188	77,598	8,680
Fidelity Series International Credit Fund	67	2	-	2	-	1	70	8
Fidelity Series International Developed Markets Bond Index Fund	2,615,466	556,897	428,653	24,778	(1,524)	36,295	2,778,481	318,633
Fidelity Series International Growth Fund	3,477,840	487,919	973,482	-	109,149	437,817	3,539,243	171,392
Fidelity Series International Index Fund	1,339,498	190,863	417,893	-	69,043	155,341	1,336,852	89,362
Fidelity Series International Small Cap Fund	982,028	15,004	236,216	-	33,162	158,389	952,367	46,892
Fidelity Series International Value Fund	3,576,868	474,161	1,178,885	-	251,386	459,693	3,583,223	218,622
Fidelity Series Investment Grade Bond Fund	4,468,838	796,815	952,754	89,858	(24,608)	73,410	4,361,701	427,618
Fidelity Series Investment Grade Securitized Fund	2,810,512	455,940	610,523	59,281	(22,204)	53,590	2,687,315	295,634
Fidelity Series Large Cap Growth Index Fund	3,602,894	305,826	1,068,041	4,851	229,510	705,112	3,775,301	126,944
Fidelity Series Large Cap Stock Fund	3,326,306	474,584	838,317	182,347	132,338	422,425	3,517,336	132,730
Fidelity Series Large Cap Value Index Fund	6,843,917	1,102,072	1,462,073	-	62,847	537,593	7,084,356	389,893
Fidelity Series Long-Term Treasury Bond Index Fund	5,443,496	1,539,972	1,110,307	109,778	(145,262)	110,063	5,837,962	1,069,224
Fidelity Series Overseas Fund	3,518,461	495,503	982,253	-	170,960	305,821	3,508,492	216,173
Fidelity Series Real Estate Income Fund	74,265	12,080	10,837	2,090	(460)	2,058	77,106	7,559
Fidelity Series Select International Small Cap Fund	13,465	47,755	462	-	3	11,192	71,953	5,173
Fidelity Series Small Cap Core Fund	1,571,656	91,368	402,572	-	(26,846)	318,524	1,552,130	118,033
Fidelity Series Small Cap Opportunities Fund	698,839	57,218	137,178	12,437	8,613	106,039	733,531	46,514
Fidelity Series Treasury Bill Index Fund	-	1,415,888	359,797	17,520	(278)	377	1,056,190	106,150
Fidelity Series Value Discovery Fund	2,456,449	378,063	479,142	-	4,723	172,258	2,532,351	149,932
	74,075,408	14,235,872	19,135,648	891,586	1,294,847	6,985,040	77,455,519

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	29,228,093	29,228,093	-	-

Domestic Equity Funds	25,249,247	25,249,247	-	-

International Equity Funds	21,723,709	21,723,709	-	-

Short-Term Funds	1,056,190	1,056,190	-	-

Money Market Funds	198,280	198,280	-	-
Total Investments in Securities:	77,455,519	77,455,519	-	-
Fidelity Flex® Freedom Blend 2030 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $62,876,747)	$77,455,519

Total Investment in Securities (cost $62,876,747)		$77,455,519
Receivable for investments sold		606,126
Receivable for fund shares sold		34,043
Total assets		78,095,688
Liabilities
Payable for investments purchased	$505,933
Payable for fund shares redeemed	134,242
Total liabilities		640,175
Net Assets		$77,455,513
Net Assets consist of:
Paid in capital		$61,190,368
Total accumulated earnings (loss)		16,265,145
Net Assets		$77,455,513
Net Asset Value, offering price and redemption price per share ($77,455,513 ÷ 6,018,958 shares)		$12.87
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$578,815
Expenses
Independent trustees' fees and expenses	$85
Total expenses		85
Net Investment income (loss)		578,730
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,294,847
Capital gain distributions from underlying funds:
Affiliated issuers	312,771
Total net realized gain (loss)		1,607,618
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	6,985,040
Total change in net unrealized appreciation (depreciation)		6,985,040
Net gain (loss)		8,592,658
Net increase (decrease) in net assets resulting from operations		$9,171,388
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$578,730	$2,075,837
Net realized gain (loss)	1,607,618	1,983,066
Change in net unrealized appreciation (depreciation)	6,985,040	337,457
Net increase (decrease) in net assets resulting from operations	9,171,388	4,396,360
Distributions to shareholders	(924,549)	(3,231,738)

Share transactions
Proceeds from sales of shares	8,479,355	13,339,317
Reinvestment of distributions	924,548	3,231,738
Cost of shares redeemed	(14,270,634)	(21,571,687)

Net increase (decrease) in net assets resulting from share transactions	(4,866,731)	(5,000,632)
Total increase (decrease) in net assets	3,380,108	(3,836,010)

Net Assets
Beginning of period	74,075,405	77,911,415
End of period	$77,455,513	$74,075,405

Other Information
Shares
Sold	708,260	1,143,293
Issued in reinvestment of distributions	80,186	283,780
Redeemed	(1,196,350)	(1,842,403)
Net increase (decrease)	(407,904)	(415,330)

Financial Highlights
Fidelity Flex® Freedom Blend 2030 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.53	$11.39	$10.20	$11.37	$11.85	$8.90
Income from Investment Operations
Net investment income (loss) A,B	.09	.31	.28	.37	.29	.18
Net realized and unrealized gain (loss)	1.40	.33	1.18	(1.11)	(.03)	3.40
Total from investment operations	1.49	.64	1.46	(.74)	.26	3.58
Distributions from net investment income	(.04)	(.32)	(.27)	(.30)	(.26)	(.18)
Distributions from net realized gain	(.11)	(.18)	- C	(.13)	(.48)	(.44)
Total distributions	(.15)	(.50)	(.27)	(.43)	(.74)	(.63) D
Net asset value, end of period	$12.87	$11.53	$11.39	$10.20	$11.37	$11.85
Total Return E	13.07%	5.70%	14.48%	(6.33)%	1.87%	40.91%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	1.56% I	2.67%	2.63%	3.75%	2.49%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$77,456	$74,075	$77,911	$81,011	$1,065	$148
Portfolio turnover rate J	38 % I	35%	27%	53%	47%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2035 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 29.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	278,510	2,183,517
Fidelity Series Corporate Bond Fund (a)	238,835	2,271,320
Fidelity Series Emerging Markets Debt Fund (a)	53,456	447,960
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	11,307	111,603
Fidelity Series Floating Rate High Income Fund (a)	9,208	81,395
Fidelity Series Government Bond Index Fund (a)	409,452	3,783,339
Fidelity Series High Income Fund (a)	9,094	81,302
Fidelity Series International Credit Fund (a)	7	57
Fidelity Series International Developed Markets Bond Index Fund (a)	303,260	2,644,425
Fidelity Series Investment Grade Bond Fund (a)	345,502	3,524,123
Fidelity Series Investment Grade Securitized Fund (a)	238,862	2,171,259
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,181,108	6,448,848
Fidelity Series Real Estate Income Fund (a)	7,921	80,792
TOTAL BOND FUNDS (Cost $23,976,561)		23,829,940

Domestic Equity Funds - 37.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	316,733	7,113,820
Fidelity Series Commodity Strategy Fund (a)	2,020	187,818
Fidelity Series Large Cap Growth Index Fund (a)	153,713	4,571,439
Fidelity Series Large Cap Stock Fund (a)	160,731	4,259,372
Fidelity Series Large Cap Value Index Fund (a)	472,132	8,578,632
Fidelity Series Small Cap Core Fund (a)	142,854	1,878,536
Fidelity Series Small Cap Opportunities Fund (a)	56,281	887,558
Fidelity Series Value Discovery Fund (a)	181,565	3,066,634
TOTAL DOMESTIC EQUITY FUNDS (Cost $20,569,720)		30,543,809

International Equity Funds - 31.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	116,260	2,228,705
Fidelity Series Emerging Markets Fund (a)	138,302	1,596,001
Fidelity Series Emerging Markets Opportunities Fund (a)	267,429	6,386,214
Fidelity Series International Growth Fund (a)	203,470	4,201,662
Fidelity Series International Index Fund (a)	106,087	1,587,065
Fidelity Series International Small Cap Fund (a)	49,325	1,001,796
Fidelity Series International Value Fund (a)	258,368	4,234,654
Fidelity Series Overseas Fund (a)	257,739	4,183,104
Fidelity Series Select International Small Cap Fund (a)	5,107	71,045
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,650,531)		25,490,246

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $1,102,480)	110,839	1,102,846

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $211,549)	4.23	211,549	211,549

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $63,510,841)	81,178,390
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	81,178,389

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,814,877	687,003	342,807	21,923	(7,645)	32,089	2,183,517	278,510
Fidelity Series Blue Chip Growth Fund	6,799,780	694,594	2,140,455	186,064	395,098	1,364,803	7,113,820	316,733
Fidelity Series Canada Fund	1,782,566	496,845	370,912	-	39,631	280,575	2,228,705	116,260
Fidelity Series Commodity Strategy Fund	177,946	37,388	26,536	2,631	(1,320)	340	187,818	2,020
Fidelity Series Corporate Bond Fund	2,259,837	541,425	568,117	49,497	(6,617)	44,792	2,271,320	238,835
Fidelity Series Emerging Markets Debt Fund	424,947	65,370	63,463	12,489	225	20,881	447,960	53,456
Fidelity Series Emerging Markets Debt Local Currency Fund	106,049	11,171	16,154	-	866	9,671	111,603	11,307
Fidelity Series Emerging Markets Fund	1,583,513	223,131	556,674	-	34,024	312,007	1,596,001	138,302
Fidelity Series Emerging Markets Opportunities Fund	6,337,556	920,783	2,189,496	-	173,665	1,143,706	6,386,214	267,429
Fidelity Series Floating Rate High Income Fund	77,306	15,638	11,534	3,055	(178)	163	81,395	9,208
Fidelity Series Government Bond Index Fund	3,662,606	1,019,753	917,172	63,860	(25,749)	43,901	3,783,339	409,452
Fidelity Series Government Money Market Fund	-	584,000	372,451	6,338	-	-	211,549	211,549
Fidelity Series High Income Fund	76,891	12,621	11,534	2,491	66	3,258	81,302	9,094
Fidelity Series International Credit Fund	55	1	-	1	-	1	57	7
Fidelity Series International Developed Markets Bond Index Fund	2,343,763	663,612	394,180	22,094	(610)	31,840	2,644,425	303,260
Fidelity Series International Growth Fund	4,173,430	397,754	1,000,490	-	152,622	478,346	4,201,662	203,470
Fidelity Series International Index Fund	1,587,986	191,933	450,887	-	75,141	182,892	1,587,065	106,087
Fidelity Series International Small Cap Fund	1,018,514	24,666	235,686	-	30,028	164,274	1,001,796	49,325
Fidelity Series International Value Fund	4,183,381	485,494	1,253,104	-	265,052	553,831	4,234,654	258,368
Fidelity Series Investment Grade Bond Fund	3,476,634	890,308	880,934	69,041	(21,344)	59,459	3,524,123	345,502
Fidelity Series Investment Grade Securitized Fund	2,186,498	521,572	561,711	45,555	(19,563)	44,463	2,171,259	238,862
Fidelity Series Large Cap Growth Index Fund	4,374,239	340,904	1,261,041	5,837	237,034	880,303	4,571,439	153,713
Fidelity Series Large Cap Stock Fund	4,038,413	554,381	996,172	217,780	165,293	497,457	4,259,372	160,731
Fidelity Series Large Cap Value Index Fund	8,309,476	1,205,530	1,652,471	-	97,154	618,943	8,578,632	472,132
Fidelity Series Long-Term Treasury Bond Index Fund	5,964,465	1,706,093	1,187,198	118,574	(86,912)	52,400	6,448,848	1,181,108
Fidelity Series Overseas Fund	4,170,851	496,756	1,031,065	-	203,137	343,425	4,183,104	257,739
Fidelity Series Real Estate Income Fund	77,026	14,048	11,922	2,152	(471)	2,111	80,792	7,921
Fidelity Series Select International Small Cap Fund	13,949	46,398	475	-	(4)	11,177	71,045	5,107
Fidelity Series Small Cap Core Fund	1,908,178	93,732	472,069	-	(36,926)	385,621	1,878,536	142,854
Fidelity Series Small Cap Opportunities Fund	848,479	61,882	159,884	14,861	11,595	125,486	887,558	56,281
Fidelity Series Treasury Bill Index Fund	-	1,466,885	364,170	17,940	(235)	366	1,102,846	110,839
Fidelity Series Value Discovery Fund	2,982,459	440,675	566,879	-	10,540	199,839	3,066,634	181,565
	76,761,670	14,912,346	20,067,643	862,183	1,683,597	7,888,420	81,178,390

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	23,829,940	23,829,940	-	-

Domestic Equity Funds	30,543,809	30,543,809	-	-

International Equity Funds	25,490,246	25,490,246	-	-

Short-Term Funds	1,102,846	1,102,846	-	-

Money Market Funds	211,549	211,549	-	-
Total Investments in Securities:	81,178,390	81,178,390	-	-
Fidelity Flex® Freedom Blend 2035 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $63,510,841)	$81,178,390

Total Investment in Securities (cost $63,510,841)		$81,178,390
Cash		1
Receivable for investments sold		609,771
Receivable for fund shares sold		56,087
Total assets		81,844,249
Liabilities
Payable for investments purchased	$640,521
Payable for fund shares redeemed	25,339
Total liabilities		665,860
Net Assets		$81,178,389
Net Assets consist of:
Paid in capital		$61,269,669
Total accumulated earnings (loss)		19,908,720
Net Assets		$81,178,389
Net Asset Value, offering price and redemption price per share ($81,178,389 ÷ 5,946,986 shares)		$13.65
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$488,959
Expenses
Independent trustees' fees and expenses	$87
Total expenses		87
Net Investment income (loss)		488,872
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,683,597
Capital gain distributions from underlying funds:
Affiliated issuers	373,224
Total net realized gain (loss)		2,056,821
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	7,888,420
Total change in net unrealized appreciation (depreciation)		7,888,420
Net gain (loss)		9,945,241
Net increase (decrease) in net assets resulting from operations		$10,434,113
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$488,872	$2,043,043
Net realized gain (loss)	2,056,821	3,157,425
Change in net unrealized appreciation (depreciation)	7,888,420	(498,770)
Net increase (decrease) in net assets resulting from operations	10,434,113	4,701,698
Distributions to shareholders	(1,534,431)	(3,765,825)

Share transactions
Proceeds from sales of shares	8,309,399	16,703,209
Reinvestment of distributions	1,534,430	3,765,825
Cost of shares redeemed	(14,326,792)	(24,678,294)

Net increase (decrease) in net assets resulting from share transactions	(4,482,963)	(4,209,260)
Total increase (decrease) in net assets	4,416,719	(3,273,387)

Net Assets
Beginning of period	76,761,670	80,035,057
End of period	$81,178,389	$76,761,670

Other Information
Shares
Sold	651,129	1,349,489
Issued in reinvestment of distributions	126,708	312,295
Redeemed	(1,144,067)	(1,993,354)
Net increase (decrease)	(366,230)	(331,570)

Financial Highlights
Fidelity Flex® Freedom Blend 2035 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.16	$12.04	$10.52	$11.84	$12.21	$8.61
Income from Investment Operations
Net investment income (loss) A,B	.08	.31	.27	.35	.37	.18
Net realized and unrealized gain (loss)	1.67	.39	1.54	(1.15)	.02	4.10
Total from investment operations	1.75	.70	1.81	(.80)	.39	4.28
Distributions from net investment income	(.04)	(.31)	(.26)	(.29)	(.25)	(.18)
Distributions from net realized gain	(.22)	(.27)	(.02)	(.24)	(.51)	(.49)
Total distributions	(.26)	(.58)	(.29) C	(.52) C	(.76)	(.68) C
Net asset value, end of period	$13.65	$12.16	$12.04	$10.52	$11.84	$12.21
Total Return D,E	14.64%	5.85%	17.31%	(6.53)%	2.94%	50.67%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	1.29% I	2.50%	2.45%	3.50%	3.00%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$81,178	$76,762	$80,035	$78,230	$1,108	$155
Portfolio turnover rate J	39 % I	37%	33%	53%	38%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2040 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 14.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	100,409	787,209
Fidelity Series Corporate Bond Fund (a)	47,336	450,165
Fidelity Series Emerging Markets Debt Fund (a)	51,520	431,738
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	10,897	107,557
Fidelity Series Floating Rate High Income Fund (a)	8,874	78,447
Fidelity Series Government Bond Index Fund (a)	81,147	749,800
Fidelity Series High Income Fund (a)	8,765	78,357
Fidelity Series International Credit Fund (a)	7	57
Fidelity Series International Developed Markets Bond Index Fund (a)	114,403	997,594
Fidelity Series Investment Grade Bond Fund (a)	68,477	698,470
Fidelity Series Investment Grade Securitized Fund (a)	47,342	430,339
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,156,927	6,316,823
Fidelity Series Real Estate Income Fund (a)	7,634	77,866
TOTAL BOND FUNDS (Cost $11,384,318)		11,204,422

Domestic Equity Funds - 46.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	378,847	8,508,903
Fidelity Series Commodity Strategy Fund (a)	1,943	180,648
Fidelity Series Large Cap Growth Index Fund (a)	183,858	5,467,950
Fidelity Series Large Cap Stock Fund (a)	192,251	5,094,657
Fidelity Series Large Cap Value Index Fund (a)	564,721	10,260,984
Fidelity Series Small Cap Core Fund (a)	170,938	2,247,830
Fidelity Series Small Cap Opportunities Fund (a)	67,176	1,059,372
Fidelity Series Value Discovery Fund (a)	217,171	3,668,020
TOTAL DOMESTIC EQUITY FUNDS (Cost $24,693,638)		36,488,364

International Equity Funds - 37.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	131,640	2,523,543
Fidelity Series Emerging Markets Fund (a)	158,054	1,823,944
Fidelity Series Emerging Markets Opportunities Fund (a)	305,625	7,298,332
Fidelity Series International Growth Fund (a)	237,724	4,908,994
Fidelity Series International Index Fund (a)	123,947	1,854,248
Fidelity Series International Small Cap Fund (a)	47,357	961,811
Fidelity Series International Value Fund (a)	302,148	4,952,204
Fidelity Series Overseas Fund (a)	300,699	4,880,352
Fidelity Series Select International Small Cap Fund (a)	5,215	72,543
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $20,374,204)		29,275,971

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $1,058,369)	106,409	1,058,773

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $239,233)	4.23	239,233	239,233

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $57,749,762)	78,266,763
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2)
NET ASSETS - 100.0%	78,266,761

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	677,016	184,912	85,158	8,564	(922)	11,361	787,209	100,409
Fidelity Series Blue Chip Growth Fund	7,237,436	975,640	1,747,964	223,132	82,697	1,961,094	8,508,903	378,847
Fidelity Series Canada Fund	1,851,718	597,391	279,254	-	14,701	338,987	2,523,543	131,640
Fidelity Series Commodity Strategy Fund	153,744	41,786	14,453	2,543	275	(704)	180,648	1,943
Fidelity Series Corporate Bond Fund	478,571	241,326	273,419	8,527	(4,202)	7,889	450,165	47,336
Fidelity Series Emerging Markets Debt Fund	367,126	78,157	34,127	11,693	173	20,409	431,738	51,520
Fidelity Series Emerging Markets Debt Local Currency Fund	91,627	14,863	8,687	-	133	9,621	107,557	10,897
Fidelity Series Emerging Markets Fund	1,593,410	275,345	433,264	-	18,234	370,219	1,823,944	158,054
Fidelity Series Emerging Markets Opportunities Fund	6,377,222	1,126,559	1,682,852	-	93,506	1,383,897	7,298,332	305,625
Fidelity Series Floating Rate High Income Fund	66,787	17,847	6,205	2,866	(67)	85	78,447	8,874
Fidelity Series Government Bond Index Fund	775,642	439,238	466,985	11,015	25	1,880	749,800	81,147
Fidelity Series Government Money Market Fund	-	577,195	337,962	5,959	-	-	239,233	239,233
Fidelity Series High Income Fund	66,428	14,962	6,205	2,336	57	3,115	78,357	8,765
Fidelity Series International Credit Fund	55	1	-	1	-	1	57	7
Fidelity Series International Developed Markets Bond Index Fund	590,821	477,878	81,278	6,648	(24)	10,197	997,594	114,403
Fidelity Series International Growth Fund	4,344,948	537,054	671,117	-	18,590	679,519	4,908,994	237,724
Fidelity Series International Index Fund	1,646,452	240,737	317,465	-	28,215	256,309	1,854,248	123,947
Fidelity Series International Small Cap Fund	879,924	45,285	140,813	-	14,435	162,980	961,811	47,357
Fidelity Series International Value Fund	4,316,954	685,036	959,254	-	118,915	790,553	4,952,204	302,148
Fidelity Series Investment Grade Bond Fund	736,236	417,199	458,514	11,910	(1,539)	5,088	698,470	68,477
Fidelity Series Investment Grade Securitized Fund	463,021	237,047	272,633	7,862	(1,467)	4,371	430,339	47,342
Fidelity Series Large Cap Growth Index Fund	4,655,807	502,344	990,048	6,816	23,313	1,276,534	5,467,950	183,858
Fidelity Series Large Cap Stock Fund	4,298,254	774,056	743,172	260,639	47,164	718,355	5,094,657	192,251
Fidelity Series Large Cap Value Index Fund	8,844,680	1,736,100	1,184,613	-	9,232	855,585	10,260,984	564,721
Fidelity Series Long-Term Treasury Bond Index Fund	5,220,211	1,860,182	748,989	112,279	(77,360)	62,779	6,316,823	1,156,927
Fidelity Series Overseas Fund	4,324,636	655,932	690,711	-	53,831	536,664	4,880,352	300,699
Fidelity Series Real Estate Income Fund	66,548	16,322	6,590	2,052	(228)	1,814	77,866	7,634
Fidelity Series Select International Small Cap Fund	12,012	49,960	485	-	19	11,037	72,543	5,215
Fidelity Series Small Cap Core Fund	2,031,297	156,885	354,753	-	(15,426)	429,827	2,247,830	170,938
Fidelity Series Small Cap Opportunities Fund	903,188	109,970	115,091	17,748	2,980	158,325	1,059,372	67,176
Fidelity Series Treasury Bill Index Fund	-	1,356,052	297,454	16,945	(229)	404	1,058,773	106,409
Fidelity Series Value Discovery Fund	3,174,553	634,485	394,066	-	1,071	251,977	3,668,020	217,171
	66,246,324	15,077,746	13,803,581	719,535	426,102	10,320,172	78,266,763

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	11,204,422	11,204,422	-	-

Domestic Equity Funds	36,488,364	36,488,364	-	-

International Equity Funds	29,275,971	29,275,971	-	-

Short-Term Funds	1,058,773	1,058,773	-	-

Money Market Funds	239,233	239,233	-	-
Total Investments in Securities:	78,266,763	78,266,763	-	-
Fidelity Flex® Freedom Blend 2040 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $57,749,762)	$78,266,763

Total Investment in Securities (cost $57,749,762)		$78,266,763
Receivable for investments sold		544,702
Receivable for fund shares sold		69,366
Total assets		78,880,831
Liabilities
Payable for investments purchased	$465,486
Payable for fund shares redeemed	148,584
Total liabilities		614,070
Net Assets		$78,266,761
Net Assets consist of:
Paid in capital		$56,970,818
Total accumulated earnings (loss)		21,295,943
Net Assets		$78,266,761
Net Asset Value, offering price and redemption price per share ($78,266,761 ÷ 5,314,292 shares)		$14.73
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$272,478
Expenses
Independent trustees' fees and expenses	$80
Total expenses		80
Net Investment income (loss)		272,398
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	426,102
Capital gain distributions from underlying funds:
Affiliated issuers	447,057
Total net realized gain (loss)		873,159
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	10,320,172
Total change in net unrealized appreciation (depreciation)		10,320,172
Net gain (loss)		11,193,331
Net increase (decrease) in net assets resulting from operations		$11,465,729
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$272,398	$1,485,324
Net realized gain (loss)	873,159	2,445,626
Change in net unrealized appreciation (depreciation)	10,320,172	196,366
Net increase (decrease) in net assets resulting from operations	11,465,729	4,127,316
Distributions to shareholders	(1,006,907)	(3,219,775)

Share transactions
Proceeds from sales of shares	10,176,247	16,448,908
Reinvestment of distributions	1,006,907	3,219,775
Cost of shares redeemed	(9,621,538)	(19,173,813)

Net increase (decrease) in net assets resulting from share transactions	1,561,616	494,870
Total increase (decrease) in net assets	12,020,438	1,402,411

Net Assets
Beginning of period	66,246,323	64,843,912
End of period	$78,266,761	$66,246,323

Other Information
Shares
Sold	754,540	1,268,050
Issued in reinvestment of distributions	78,481	253,599
Redeemed	(714,890)	(1,459,261)
Net increase (decrease)	118,131	62,388

Financial Highlights
Fidelity Flex® Freedom Blend 2040 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.75	$12.63	$10.71	$12.07	$12.46	$8.46
Income from Investment Operations
Net investment income (loss) A,B	.05	.28	.24	.35	.35	.18
Net realized and unrealized gain (loss)	2.13	.47	1.94	(1.17)	.18	4.51
Total from investment operations	2.18	.75	2.18	(.82)	.53	4.69
Distributions from net investment income	(.02)	(.29)	(.24)	(.29)	(.27)	(.18)
Distributions from net realized gain	(.17)	(.34)	(.01)	(.25)	(.65)	(.50)
Total distributions	(.20) C	(.63)	(.26) C	(.54)	(.92)	(.69) C
Net asset value, end of period	$14.73	$12.75	$12.63	$10.71	$12.07	$12.46
Total Return D	17.30%	5.97%	20.51%	(6.56)%	3.91%	56.53%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	.77% H	2.17%	2.09%	3.39%	2.84%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$78,267	$66,246	$64,844	$63,026	$846	$158
Portfolio turnover rate I	39 % H	44%	33%	44%	33%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2045 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 6.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,055	8,272
Fidelity Series Corporate Bond Fund (a)	323	3,069
Fidelity Series Government Bond Index Fund (a)	332	3,069
Fidelity Series International Credit Fund (a)	7	57
Fidelity Series International Developed Markets Bond Index Fund (a)	4,737	41,304
Fidelity Series Investment Grade Bond Fund (a)	301	3,068
Fidelity Series Investment Grade Securitized Fund (a)	338	3,068
Fidelity Series Long-Term Treasury Bond Index Fund (a)	957,941	5,230,359
TOTAL BOND FUNDS (Cost $5,412,923)		5,292,266

Domestic Equity Funds - 51.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	445,440	10,004,575
Fidelity Series Large Cap Growth Index Fund (a)	216,137	6,427,900
Fidelity Series Large Cap Stock Fund (a)	226,115	5,992,037
Fidelity Series Large Cap Value Index Fund (a)	664,024	12,065,320
Fidelity Series Small Cap Core Fund (a)	200,633	2,638,323
Fidelity Series Small Cap Opportunities Fund (a)	78,938	1,244,845
Fidelity Series Value Discovery Fund (a)	255,430	4,314,213
TOTAL DOMESTIC EQUITY FUNDS (Cost $29,353,469)		42,687,213

International Equity Funds - 40.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	149,713	2,869,999
Fidelity Series Emerging Markets Fund (a)	181,820	2,098,199
Fidelity Series Emerging Markets Opportunities Fund (a)	351,580	8,395,720
Fidelity Series International Growth Fund (a)	279,239	5,766,295
Fidelity Series International Index Fund (a)	145,596	2,178,118
Fidelity Series International Small Cap Fund (a)	50,657	1,028,851
Fidelity Series International Value Fund (a)	354,565	5,811,317
Fidelity Series Overseas Fund (a)	353,451	5,736,513
Fidelity Series Select International Small Cap Fund (a)	4,891	68,028
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $24,048,764)		33,953,040

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $846,917)	85,159	847,333

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $306,582)	4.23	306,582	306,582

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $59,968,655)	83,086,434
NET OTHER ASSETS (LIABILITIES) - 0.0%	24
NET ASSETS - 100.0%	83,086,458

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6,794	2,193	817	81	(5)	107	8,272	1,055
Fidelity Series Blue Chip Growth Fund	8,032,849	1,233,349	1,614,815	260,395	75,695	2,277,497	10,004,575	445,440
Fidelity Series Canada Fund	2,052,027	739,998	313,423	-	6,822	384,575	2,869,999	149,713
Fidelity Series Corporate Bond Fund	5,269	22,444	25,005	97	311	50	3,069	323
Fidelity Series Emerging Markets Fund	1,735,262	344,824	420,187	-	14,902	423,398	2,098,199	181,820
Fidelity Series Emerging Markets Opportunities Fund	6,944,992	1,384,398	1,599,119	-	71,969	1,593,480	8,395,720	351,580
Fidelity Series Government Bond Index Fund	8,552	36,435	42,299	117	384	(3)	3,069	332
Fidelity Series Government Money Market Fund	-	488,318	181,736	6,787	-	-	306,582	306,582
Fidelity Series International Credit Fund	55	1	-	1	-	1	57	7
Fidelity Series International Developed Markets Bond Index Fund	-	78,140	37,313	-	471	6	41,304	4,737
Fidelity Series International Growth Fund	4,813,918	748,523	592,797	-	11,986	784,665	5,766,295	279,239
Fidelity Series International Index Fund	1,824,205	308,330	279,224	-	13,791	311,016	2,178,118	145,596
Fidelity Series International Small Cap Fund	891,693	88,414	138,194	-	14,393	172,545	1,028,851	50,657
Fidelity Series International Value Fund	4,782,926	860,707	873,094	-	52,391	988,387	5,811,317	354,565
Fidelity Series Investment Grade Bond Fund	8,117	34,731	39,816	136	8	28	3,068	301
Fidelity Series Investment Grade Securitized Fund	5,097	21,607	23,927	90	257	34	3,068	338
Fidelity Series Large Cap Growth Index Fund	5,167,574	702,634	940,959	7,750	41,978	1,456,673	6,427,900	216,137
Fidelity Series Large Cap Stock Fund	4,771,068	1,025,942	686,245	302,107	33,795	847,477	5,992,037	226,115
Fidelity Series Large Cap Value Index Fund	9,817,172	2,349,377	1,106,901	-	2,315	1,003,357	12,065,320	664,024
Fidelity Series Long-Term Treasury Bond Index Fund	4,652,382	1,409,811	797,258	90,273	(139,161)	104,585	5,230,359	957,941
Fidelity Series Overseas Fund	4,791,314	909,712	634,668	-	30,378	639,777	5,736,513	353,451
Fidelity Series Select International Small Cap Fund	12,261	45,473	333	-	(1)	10,628	68,028	4,891
Fidelity Series Small Cap Core Fund	2,253,742	236,538	332,310	-	(6,283)	486,636	2,638,323	200,633
Fidelity Series Small Cap Opportunities Fund	1,002,223	168,902	112,326	20,718	2,790	183,256	1,244,845	78,938
Fidelity Series Treasury Bill Index Fund	-	1,409,311	562,162	16,845	(232)	416	847,333	85,159
Fidelity Series Value Discovery Fund	3,523,515	879,118	382,207	-	71	293,716	4,314,213	255,430
	67,103,007	15,529,230	11,737,135	705,397	229,025	11,962,307	83,086,434

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	5,292,266	5,292,266	-	-

Domestic Equity Funds	42,687,213	42,687,213	-	-

International Equity Funds	33,953,040	33,953,040	-	-

Short-Term Funds	847,333	847,333	-	-

Money Market Funds	306,582	306,582	-	-
Total Investments in Securities:	83,086,434	83,086,434	-	-
Fidelity Flex® Freedom Blend 2045 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $59,968,655)	$83,086,434

Total Investment in Securities (cost $59,968,655)		$83,086,434
Receivable for investments sold		344,564
Receivable for fund shares sold		71,104
Total assets		83,502,102
Liabilities
Payable for investments purchased	$412,752
Payable for fund shares redeemed	2,892
Total liabilities		415,644
Net Assets		$83,086,458
Net Assets consist of:
Paid in capital		$59,429,776
Total accumulated earnings (loss)		23,656,682
Net Assets		$83,086,458
Net Asset Value, offering price and redemption price per share ($83,086,458 ÷ 5,537,043 shares)		$15.01
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$185,469
Expenses
Independent trustees' fees and expenses	$83
Total expenses		83
Net Investment income (loss)		185,386
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	229,025
Capital gain distributions from underlying funds:
Affiliated issuers	519,928
Total net realized gain (loss)		748,953
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	11,962,307
Total change in net unrealized appreciation (depreciation)		11,962,307
Net gain (loss)		12,711,260
Net increase (decrease) in net assets resulting from operations		$12,896,646
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$185,386	$1,436,732
Net realized gain (loss)	748,953	1,949,568
Change in net unrealized appreciation (depreciation)	11,962,307	749,697
Net increase (decrease) in net assets resulting from operations	12,896,646	4,135,997
Distributions to shareholders	(696,839)	(2,831,161)

Share transactions
Proceeds from sales of shares	12,279,878	21,095,981
Reinvestment of distributions	696,839	2,831,162
Cost of shares redeemed	(9,193,066)	(21,893,122)

Net increase (decrease) in net assets resulting from share transactions	3,783,651	2,034,021
Total increase (decrease) in net assets	15,983,458	3,338,857

Net Assets
Beginning of period	67,103,000	63,764,143
End of period	$83,086,458	$67,103,000

Other Information
Shares
Sold	908,803	1,620,193
Issued in reinvestment of distributions	53,768	222,049
Redeemed	(678,702)	(1,663,447)
Net increase (decrease)	283,869	178,795

Financial Highlights
Fidelity Flex® Freedom Blend 2045 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.77	$12.57	$10.56	$11.91	$12.47	$8.46
Income from Investment Operations
Net investment income (loss) A,B	.03	.27	.24	.34	.36	.18
Net realized and unrealized gain (loss)	2.34	.46	2.02	(1.16)	.18	4.51
Total from investment operations	2.37	.73	2.26	(.82)	.54	4.69
Distributions from net investment income	(.02)	(.26)	(.23)	(.29)	(.32)	(.19)
Distributions from net realized gain	(.11)	(.27)	(.02)	(.24)	(.78)	(.49)
Total distributions	(.13)	(.53)	(.25)	(.53)	(1.10)	(.68)
Net asset value, end of period	$15.01	$12.77	$12.57	$10.56	$11.91	$12.47
Total Return C	18.72%	5.86%	21.56%	(6.63)%	3.89%	56.58%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-% G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- % G	-%	-%	-%	-%	-%
Expenses net of all reductions, if any F	-% G	-%	-%	-%	-%	-%
Net investment income (loss)	.50% G	2.05%	2.10%	3.40%	2.89%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$83,086	$67,103	$63,764	$57,838	$967	$158
Portfolio turnover rate H	31 % G	46%	37%	47%	50%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2050 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 6.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	823	6,453
Fidelity Series Corporate Bond Fund (a)	281	2,668
Fidelity Series Government Bond Index Fund (a)	289	2,666
Fidelity Series International Credit Fund (a)	7	57
Fidelity Series International Developed Markets Bond Index Fund (a)	1,474	12,850
Fidelity Series Investment Grade Bond Fund (a)	261	2,665
Fidelity Series Investment Grade Securitized Fund (a)	293	2,667
Fidelity Series Long-Term Treasury Bond Index Fund (a)	750,385	4,097,101
TOTAL BOND FUNDS (Cost $4,237,983)		4,127,127

Domestic Equity Funds - 51.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	348,421	7,825,545
Fidelity Series Large Cap Growth Index Fund (a)	169,061	5,027,878
Fidelity Series Large Cap Stock Fund (a)	176,867	4,686,973
Fidelity Series Large Cap Value Index Fund (a)	519,399	9,437,487
Fidelity Series Small Cap Core Fund (a)	157,075	2,065,539
Fidelity Series Small Cap Opportunities Fund (a)	61,801	974,598
Fidelity Series Value Discovery Fund (a)	199,797	3,374,577
TOTAL DOMESTIC EQUITY FUNDS (Cost $23,098,769)		33,392,597

International Equity Funds - 40.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	117,330	2,249,214
Fidelity Series Emerging Markets Fund (a)	142,069	1,639,480
Fidelity Series Emerging Markets Opportunities Fund (a)	274,715	6,560,205
Fidelity Series International Growth Fund (a)	218,303	4,507,959
Fidelity Series International Index Fund (a)	113,674	1,700,562
Fidelity Series International Small Cap Fund (a)	39,224	796,633
Fidelity Series International Value Fund (a)	276,991	4,539,889
Fidelity Series Overseas Fund (a)	276,122	4,481,459
Fidelity Series Select International Small Cap Fund (a)	4,298	59,791
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,850,588)		26,535,192

Short-Term Funds - 0.8%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $535,677)	53,867	535,976

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $228,688)	4.23	228,688	228,688

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $46,951,705)	64,819,580
NET OTHER ASSETS (LIABILITIES) - 0.0%	(7)
NET ASSETS - 100.0%	64,819,573

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,417	1,697	741	63	(3)	83	6,453	823
Fidelity Series Blue Chip Growth Fund	6,404,722	1,016,175	1,443,483	203,168	40,573	1,807,558	7,825,545	348,421
Fidelity Series Canada Fund	1,636,043	585,153	281,242	-	1,769	307,491	2,249,214	117,330
Fidelity Series Corporate Bond Fund	4,206	14,994	16,761	70	190	39	2,668	281
Fidelity Series Emerging Markets Fund	1,383,586	268,756	356,094	-	6,614	336,618	1,639,480	142,069
Fidelity Series Emerging Markets Opportunities Fund	5,537,473	1,078,206	1,360,447	-	29,039	1,275,934	6,560,205	274,715
Fidelity Series Government Bond Index Fund	6,812	25,818	30,253	86	285	4	2,666	289
Fidelity Series Government Money Market Fund	-	548,211	319,523	4,633	-	-	228,688	228,688
Fidelity Series International Credit Fund	55	1	-	1	-	1	57	7
Fidelity Series International Developed Markets Bond Index Fund	-	41,686	29,209	-	369	4	12,850	1,474
Fidelity Series International Growth Fund	3,838,443	532,023	488,528	-	11,018	615,003	4,507,959	218,303
Fidelity Series International Index Fund	1,454,556	238,869	248,065	-	12,215	242,987	1,700,562	113,674
Fidelity Series International Small Cap Fund	711,063	57,614	118,770	-	13,784	132,942	796,633	39,224
Fidelity Series International Value Fund	3,813,715	635,624	726,005	-	62,580	753,975	4,539,889	276,991
Fidelity Series Investment Grade Bond Fund	6,467	24,545	28,361	100	(5)	19	2,665	261
Fidelity Series Investment Grade Securitized Fund	4,069	14,338	15,935	64	174	21	2,667	293
Fidelity Series Large Cap Growth Index Fund	4,120,132	544,541	812,356	6,130	24,002	1,151,559	5,027,878	169,061
Fidelity Series Large Cap Stock Fund	3,803,818	808,122	621,681	233,742	22,086	674,628	4,686,973	176,867
Fidelity Series Large Cap Value Index Fund	7,826,929	1,844,551	1,023,776	-	(443)	790,226	9,437,487	519,399
Fidelity Series Long-Term Treasury Bond Index Fund	3,709,137	1,095,630	678,726	70,829	(109,297)	80,357	4,097,101	750,385
Fidelity Series Overseas Fund	3,820,522	656,367	523,070	-	25,681	501,959	4,481,459	276,122
Fidelity Series Select International Small Cap Fund	9,737	41,189	190	-	-	9,055	59,791	4,298
Fidelity Series Small Cap Core Fund	1,797,334	178,987	287,363	-	(11,542)	388,123	2,065,539	157,075
Fidelity Series Small Cap Opportunities Fund	799,192	130,404	101,112	16,152	(1,337)	147,451	974,598	61,801
Fidelity Series Treasury Bill Index Fund	-	1,113,185	577,338	13,871	(169)	298	535,976	53,867
Fidelity Series Value Discovery Fund	2,809,271	695,473	360,712	-	74	230,471	3,374,577	199,797
	53,502,699	12,192,159	10,449,741	548,909	127,657	9,446,806	64,819,580

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	4,127,127	4,127,127	-	-

Domestic Equity Funds	33,392,597	33,392,597	-	-

International Equity Funds	26,535,192	26,535,192	-	-

Short-Term Funds	535,976	535,976	-	-

Money Market Funds	228,688	228,688	-	-
Total Investments in Securities:	64,819,580	64,819,580	-	-
Fidelity Flex® Freedom Blend 2050 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $46,951,705)	$64,819,580

Total Investment in Securities (cost $46,951,705)		$64,819,580
Receivable for investments sold		557,220
Receivable for fund shares sold		61,305
Total assets		65,438,105
Liabilities
Payable for investments purchased	$537,071
Payable for fund shares redeemed	81,461
Total liabilities		618,532
Net Assets		$64,819,573
Net Assets consist of:
Paid in capital		$46,585,109
Total accumulated earnings (loss)		18,234,464
Net Assets		$64,819,573
Net Asset Value, offering price and redemption price per share ($64,819,573 ÷ 4,277,449 shares)		$15.15
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$144,974
Expenses
Independent trustees' fees and expenses	$65
Total expenses		65
Net Investment income (loss)		144,909
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	127,657
Capital gain distributions from underlying funds:
Affiliated issuers	403,935
Total net realized gain (loss)		531,592
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	9,446,806
Total change in net unrealized appreciation (depreciation)		9,446,806
Net gain (loss)		9,978,398
Net increase (decrease) in net assets resulting from operations		$10,123,307
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$144,909	$1,085,142
Net realized gain (loss)	531,592	1,389,597
Change in net unrealized appreciation (depreciation)	9,446,806	476,483
Net increase (decrease) in net assets resulting from operations	10,123,307	2,951,222
Distributions to shareholders	(476,742)	(2,190,368)

Share transactions
Proceeds from sales of shares	9,740,932	15,621,568
Reinvestment of distributions	476,742	2,190,368
Cost of shares redeemed	(8,547,359)	(13,320,955)

Net increase (decrease) in net assets resulting from share transactions	1,670,315	4,490,981
Total increase (decrease) in net assets	11,316,880	5,251,835

Net Assets
Beginning of period	53,502,693	48,250,858
End of period	$64,819,573	$53,502,693

Other Information
Shares
Sold	708,483	1,188,498
Issued in reinvestment of distributions	36,420	170,266
Redeemed	(620,399)	(1,007,334)
Net increase (decrease)	124,504	351,430

Financial Highlights
Fidelity Flex® Freedom Blend 2050 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.88	$12.69	$10.68	$12.09	$12.46	$8.46
Income from Investment Operations
Net investment income (loss) A,B	.03	.27	.24	.35	.39	.18
Net realized and unrealized gain (loss)	2.35	.47	2.03	(1.18)	.14	4.50
Total from investment operations	2.38	.74	2.27	(.83)	.53	4.68
Distributions from net investment income	(.02)	(.27)	(.24)	(.29)	(.28)	(.18)
Distributions from net realized gain	(.10)	(.28)	(.02)	(.29)	(.61)	(.50)
Total distributions	(.11) C	(.55)	(.26)	(.58)	(.90) C	(.68)
Net asset value, end of period	$15.15	$12.88	$12.69	$10.68	$12.09	$12.46
Total Return D	18.65%	5.87%	21.45%	(6.62)%	3.89%	56.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	.50% H	2.06%	2.10%	3.39%	3.11%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$64,820	$53,503	$48,251	$42,695	$662	$158
Portfolio turnover rate I	35 % H	38%	35%	40%	32%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2055 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	616	4,830
Fidelity Series Corporate Bond Fund (a)	208	1,979
Fidelity Series Government Bond Index Fund (a)	214	1,978
Fidelity Series International Credit Fund (a)	5	43
Fidelity Series International Developed Markets Bond Index Fund (a)	160	1,394
Fidelity Series Investment Grade Bond Fund (a)	194	1,977
Fidelity Series Investment Grade Securitized Fund (a)	218	1,978
Fidelity Series Long-Term Treasury Bond Index Fund (a)	561,474	3,065,651
TOTAL BOND FUNDS (Cost $3,190,889)		3,079,830

Domestic Equity Funds - 51.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	261,370	5,870,379
Fidelity Series Large Cap Growth Index Fund (a)	126,822	3,771,689
Fidelity Series Large Cap Stock Fund (a)	132,678	3,515,964
Fidelity Series Large Cap Value Index Fund (a)	389,632	7,079,608
Fidelity Series Small Cap Core Fund (a)	117,830	1,549,459
Fidelity Series Small Cap Opportunities Fund (a)	46,360	731,102
Fidelity Series Value Discovery Fund (a)	149,880	2,531,475
TOTAL DOMESTIC EQUITY FUNDS (Cost $18,045,484)		25,049,676

International Equity Funds - 41.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	88,028	1,687,504
Fidelity Series Emerging Markets Fund (a)	106,579	1,229,920
Fidelity Series Emerging Markets Opportunities Fund (a)	206,088	4,921,384
Fidelity Series International Growth Fund (a)	163,661	3,379,598
Fidelity Series International Index Fund (a)	85,105	1,273,170
Fidelity Series International Small Cap Fund (a)	29,684	602,876
Fidelity Series International Value Fund (a)	207,708	3,404,331
Fidelity Series Overseas Fund (a)	207,062	3,360,611
Fidelity Series Select International Small Cap Fund (a)	2,737	38,072
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $14,686,266)		19,897,466

Short-Term Funds - 0.9%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $456,809)	45,934	457,046

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $28,302)	4.23	28,302	28,302

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $36,407,750)	48,512,320
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	48,512,322

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,713	1,450	395	49	(3)	65	4,830	616
Fidelity Series Blue Chip Growth Fund	4,389,647	1,024,010	829,922	151,686	16,252	1,270,392	5,870,379	261,370
Fidelity Series Canada Fund	1,121,304	511,910	161,100	-	1,146	214,244	1,687,504	88,028
Fidelity Series Corporate Bond Fund	2,883	10,611	11,674	49	132	27	1,979	208
Fidelity Series Emerging Markets Fund	948,275	251,825	214,300	-	2,177	241,943	1,229,920	106,579
Fidelity Series Emerging Markets Opportunities Fund	3,795,248	1,003,521	802,943	-	9,812	915,746	4,921,384	206,088
Fidelity Series Government Bond Index Fund	4,669	18,309	21,199	61	198	1	1,978	214
Fidelity Series Government Money Market Fund	-	256,044	227,742	3,268	-	-	28,302	28,302
Fidelity Series International Credit Fund	40	1	-	1	-	2	43	5
Fidelity Series International Developed Markets Bond Index Fund	-	21,479	20,345	-	257	3	1,394	160
Fidelity Series International Growth Fund	2,630,204	592,463	280,304	-	2,089	435,146	3,379,598	163,661
Fidelity Series International Index Fund	996,917	243,543	145,899	-	5,643	172,966	1,273,170	85,105
Fidelity Series International Small Cap Fund	487,345	85,328	71,135	-	4,904	96,434	602,876	29,684
Fidelity Series International Value Fund	2,614,416	675,837	459,848	-	25,562	548,364	3,404,331	207,708
Fidelity Series Investment Grade Bond Fund	4,432	17,411	19,872	71	(6)	12	1,977	194
Fidelity Series Investment Grade Securitized Fund	2,789	10,144	11,092	45	119	18	1,978	218
Fidelity Series Large Cap Growth Index Fund	2,823,848	573,960	451,664	4,272	9,850	815,695	3,771,689	126,822
Fidelity Series Large Cap Stock Fund	2,607,051	763,501	333,942	170,578	8,454	470,900	3,515,964	132,678
Fidelity Series Large Cap Value Index Fund	5,364,435	1,710,865	551,461	-	(3,607)	559,376	7,079,608	389,632
Fidelity Series Long-Term Treasury Bond Index Fund	2,542,186	932,809	394,948	50,369	(54,469)	40,073	3,065,651	561,474
Fidelity Series Overseas Fund	2,618,499	688,210	308,978	-	12,226	350,654	3,360,611	207,062
Fidelity Series Select International Small Cap Fund	6,672	31,632	6,275	-	451	5,592	38,072	2,737
Fidelity Series Small Cap Core Fund	1,231,858	212,716	161,782	-	(5,464)	272,131	1,549,459	117,830
Fidelity Series Small Cap Opportunities Fund	547,751	130,798	49,469	12,006	(1,460)	103,482	731,102	46,360
Fidelity Series Treasury Bill Index Fund	-	806,674	349,754	9,912	(111)	237	457,046	45,934
Fidelity Series Value Discovery Fund	1,925,427	634,083	190,828	-	(824)	163,617	2,531,475	149,880
	36,669,609	11,209,134	6,076,871	402,367	33,328	6,677,120	48,512,320

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	3,079,830	3,079,830	-	-

Domestic Equity Funds	25,049,676	25,049,676	-	-

International Equity Funds	19,897,466	19,897,466	-	-

Short-Term Funds	457,046	457,046	-	-

Money Market Funds	28,302	28,302	-	-
Total Investments in Securities:	48,512,320	48,512,320	-	-
Fidelity Flex® Freedom Blend 2055 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $36,407,750)	$48,512,320

Total Investment in Securities (cost $36,407,750)		$48,512,320
Receivable for investments sold		318,929
Receivable for fund shares sold		80,043
Total assets		48,911,292
Liabilities
Payable for investments purchased	$303,894
Payable for fund shares redeemed	95,076
Total liabilities		398,970
Net Assets		$48,512,322
Net Assets consist of:
Paid in capital		$36,188,488
Total accumulated earnings (loss)		12,323,834
Net Assets		$48,512,322
Net Asset Value, offering price and redemption price per share ($48,512,322 ÷ 3,214,472 shares)		$15.09
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$104,261
Expenses
Independent trustees' fees and expenses	$46
Total expenses		46
Net Investment income (loss)		104,215
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	33,328
Capital gain distributions from underlying funds:
Affiliated issuers	298,106
Total net realized gain (loss)		331,434
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	6,677,120
Total change in net unrealized appreciation (depreciation)		6,677,120
Net gain (loss)		7,008,554
Net increase (decrease) in net assets resulting from operations		$7,112,769
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$104,215	$746,085
Net realized gain (loss)	331,434	886,038
Change in net unrealized appreciation (depreciation)	6,677,120	413,271
Net increase (decrease) in net assets resulting from operations	7,112,769	2,045,394
Distributions to shareholders	(341,553)	(1,355,073)

Share transactions
Proceeds from sales of shares	10,086,239	14,603,866
Reinvestment of distributions	341,553	1,355,073
Cost of shares redeemed	(5,356,297)	(11,254,190)

Net increase (decrease) in net assets resulting from share transactions	5,071,495	4,704,749
Total increase (decrease) in net assets	11,842,711	5,395,070

Net Assets
Beginning of period	36,669,611	31,274,541
End of period	$48,512,322	$36,669,611

Other Information
Shares
Sold	728,170	1,117,542
Issued in reinvestment of distributions	26,213	105,703
Redeemed	(396,647)	(849,751)
Net increase (decrease)	357,736	373,494

Financial Highlights
Fidelity Flex® Freedom Blend 2055 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.84	$12.59	$10.58	$11.97	$12.47	$8.46
Income from Investment Operations
Net investment income (loss) A,B	.03	.27	.24	.35	.35	.18
Net realized and unrealized gain (loss)	2.34	.48	2.01	(1.17)	.18	4.51
Total from investment operations	2.37	.75	2.25	(.82)	.53	4.69
Distributions from net investment income	(.02)	(.27)	(.23)	(.28)	(.29)	(.18)
Distributions from net realized gain	(.10)	(.23)	(.02)	(.29)	(.74)	(.50)
Total distributions	(.12)	(.50)	(.24) C	(.57)	(1.03)	(.68)
Net asset value, end of period	$15.09	$12.84	$12.59	$10.58	$11.97	$12.47
Total Return D	18.60%	5.94%	21.47%	(6.60)%	3.84%	56.63%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	.50% H	2.07%	2.11%	3.41%	2.77%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$48,512	$36,670	$31,275	$25,174	$347	$158
Portfolio turnover rate I	29 % H	42%	37%	38%	39%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2060 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	359	2,814
Fidelity Series Corporate Bond Fund (a)	122	1,159
Fidelity Series Government Bond Index Fund (a)	125	1,157
Fidelity Series International Credit Fund (a)	5	43
Fidelity Series International Developed Markets Bond Index Fund (a)	92	798
Fidelity Series Investment Grade Bond Fund (a)	113	1,158
Fidelity Series Investment Grade Securitized Fund (a)	127	1,158
Fidelity Series Long-Term Treasury Bond Index Fund (a)	327,091	1,785,919
TOTAL BOND FUNDS (Cost $1,833,708)		1,794,206

Domestic Equity Funds - 51.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	152,264	3,419,840
Fidelity Series Large Cap Growth Index Fund (a)	73,881	2,197,232
Fidelity Series Large Cap Stock Fund (a)	77,293	2,048,259
Fidelity Series Large Cap Value Index Fund (a)	226,982	4,124,267
Fidelity Series Small Cap Core Fund (a)	68,640	902,616
Fidelity Series Small Cap Opportunities Fund (a)	27,007	425,906
Fidelity Series Value Discovery Fund (a)	87,313	1,474,725
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,760,436)		14,592,845

International Equity Funds - 41.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	51,280	983,047
Fidelity Series Emerging Markets Fund (a)	62,088	716,497
Fidelity Series Emerging Markets Opportunities Fund (a)	120,058	2,866,980
Fidelity Series International Growth Fund (a)	95,383	1,969,657
Fidelity Series International Index Fund (a)	49,603	742,058
Fidelity Series International Small Cap Fund (a)	17,291	351,181
Fidelity Series International Value Fund (a)	121,052	1,984,049
Fidelity Series Overseas Fund (a)	120,676	1,958,566
Fidelity Series Select International Small Cap Fund (a)	1,595	22,192
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,654,796)		11,594,227

Short-Term Funds - 0.7%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $196,122)	19,724	196,255

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $83,679)	4.23	83,679	83,679

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $21,528,741)	28,261,212
NET OTHER ASSETS (LIABILITIES) - 0.0%	(20)
NET ASSETS - 100.0%	28,261,192

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,104	873	202	29	(1)	40	2,814	359
Fidelity Series Blue Chip Growth Fund	2,487,202	619,606	447,898	88,685	3,131	757,799	3,419,840	152,264
Fidelity Series Canada Fund	635,457	307,176	85,924	-	(277)	126,615	983,047	51,280
Fidelity Series Corporate Bond Fund	1,631	6,063	6,626	28	77	14	1,159	122
Fidelity Series Emerging Markets Fund	537,284	155,115	120,191	-	922	143,367	716,497	62,088
Fidelity Series Emerging Markets Opportunities Fund	2,150,371	616,449	447,418	-	1,977	545,601	2,866,980	120,058
Fidelity Series Government Bond Index Fund	2,648	10,471	12,072	35	108	2	1,157	125
Fidelity Series Government Money Market Fund	-	216,124	132,445	1,920	-	-	83,679	83,679
Fidelity Series International Credit Fund	41	1	-	1	-	1	43	5
Fidelity Series International Developed Markets Bond Index Fund	-	12,221	11,571	-	146	2	798	92
Fidelity Series International Growth Fund	1,490,524	371,380	149,862	-	536	257,079	1,969,657	95,383
Fidelity Series International Index Fund	564,828	151,353	78,883	-	1,057	103,703	742,058	49,603
Fidelity Series International Small Cap Fund	276,096	52,169	36,470	-	1,801	57,585	351,181	17,291
Fidelity Series International Value Fund	1,480,897	410,418	243,898	-	4,255	332,377	1,984,049	121,052
Fidelity Series Investment Grade Bond Fund	2,514	9,946	11,302	41	(8)	8	1,158	113
Fidelity Series Investment Grade Securitized Fund	1,578	5,793	6,291	26	69	9	1,158	127
Fidelity Series Large Cap Growth Index Fund	1,600,047	353,710	243,999	2,549	1,658	485,816	2,197,232	73,881
Fidelity Series Large Cap Stock Fund	1,477,286	464,272	178,103	100,337	2,551	282,253	2,048,259	77,293
Fidelity Series Large Cap Value Index Fund	3,039,746	1,003,592	253,552	-	(2,655)	337,136	4,124,267	226,982
Fidelity Series Long-Term Treasury Bond Index Fund	1,440,445	554,044	202,127	29,539	(27,673)	21,230	1,785,919	327,091
Fidelity Series Overseas Fund	1,483,537	430,049	167,676	-	2,446	210,210	1,958,566	120,676
Fidelity Series Select International Small Cap Fund	3,799	18,445	3,636	-	277	3,307	22,192	1,595
Fidelity Series Small Cap Core Fund	697,795	128,752	82,524	-	2,558	156,035	902,616	68,640
Fidelity Series Small Cap Opportunities Fund	310,312	78,174	23,394	6,998	348	60,466	425,906	27,007
Fidelity Series Treasury Bill Index Fund	-	469,937	273,757	5,818	(57)	132	196,255	19,724
Fidelity Series Value Discovery Fund	1,091,004	373,277	87,198	-	(588)	98,230	1,474,725	87,313
	20,777,146	6,819,410	3,307,019	236,006	(7,342)	3,979,017	28,261,212

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,794,206	1,794,206	-	-

Domestic Equity Funds	14,592,845	14,592,845	-	-

International Equity Funds	11,594,227	11,594,227	-	-

Short-Term Funds	196,255	196,255	-	-

Money Market Funds	83,679	83,679	-	-
Total Investments in Securities:	28,261,212	28,261,212	-	-
Fidelity Flex® Freedom Blend 2060 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $21,528,741)	$28,261,212

Total Investment in Securities (cost $21,528,741)		$28,261,212
Receivable for investments sold		270,394
Receivable for fund shares sold		59,018
Total assets		28,590,624
Liabilities
Payable for investments purchased	$245,264
Payable for fund shares redeemed	84,168
Total liabilities		329,432
Net Assets		$28,261,192
Net Assets consist of:
Paid in capital		$21,433,524
Total accumulated earnings (loss)		6,827,668
Net Assets		$28,261,192
Net Asset Value, offering price and redemption price per share ($28,261,192 ÷ 1,889,624 shares)		$14.96
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$61,204
Expenses
Independent trustees' fees and expenses	$27
Total expenses		27
Net Investment income (loss)		61,177
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(7,342)
Capital gain distributions from underlying funds:
Affiliated issuers	174,802
Total net realized gain (loss)		167,460
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	3,979,017
Total change in net unrealized appreciation (depreciation)		3,979,017
Net gain (loss)		4,146,477
Net increase (decrease) in net assets resulting from operations		$4,207,654
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$61,177	$395,669
Net realized gain (loss)	167,460	466,769
Change in net unrealized appreciation (depreciation)	3,979,017	186,334
Net increase (decrease) in net assets resulting from operations	4,207,654	1,048,772
Distributions to shareholders	(177,378)	(705,688)

Share transactions
Proceeds from sales of shares	6,550,603	9,250,820
Reinvestment of distributions	177,377	705,688
Cost of shares redeemed	(3,274,212)	(6,077,779)

Net increase (decrease) in net assets resulting from share transactions	3,453,768	3,878,729
Total increase (decrease) in net assets	7,484,044	4,221,813

Net Assets
Beginning of period	20,777,148	16,555,335
End of period	$28,261,192	$20,777,148

Other Information
Shares
Sold	477,112	715,072
Issued in reinvestment of distributions	13,729	55,602
Redeemed	(236,254)	(464,488)
Net increase (decrease)	254,587	306,186

Financial Highlights
Fidelity Flex® Freedom Blend 2060 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.71	$12.46	$10.50	$11.85	$12.46	$8.46
Income from Investment Operations
Net investment income (loss) A,B	.03	.27	.25	.34	.36	.18
Net realized and unrealized gain (loss)	2.33	.46	1.98	(1.14)	.18	4.51
Total from investment operations	2.36	.73	2.23	(.80)	.54	4.69
Distributions from net investment income	(.02)	(.26)	(.23)	(.27)	(.34)	(.18)
Distributions from net realized gain	(.09)	(.22)	(.04)	(.28)	(.81)	(.50)
Total distributions	(.11)	(.48)	(.27)	(.55)	(1.15)	(.69) C
Net asset value, end of period	$14.96	$12.71	$12.46	$10.50	$11.85	$12.46
Total Return D,E	18.66%	5.88%	21.48%	(6.53)%	3.84%	56.58%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	.50% I	2.06%	2.21%	3.38%	2.81%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$28,261	$20,777	$16,555	$11,142	$328	$158
Portfolio turnover rate J	27 % I	41%	34%	35%	31%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2065 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	222	1,744
Fidelity Series Corporate Bond Fund (a)	73	693
Fidelity Series Government Bond Index Fund (a)	75	692
Fidelity Series International Credit Fund (a)	4	35
Fidelity Series International Developed Markets Bond Index Fund (a)	53	464
Fidelity Series Investment Grade Bond Fund (a)	68	692
Fidelity Series Investment Grade Securitized Fund (a)	76	692
Fidelity Series Long-Term Treasury Bond Index Fund (a)	202,759	1,107,063
TOTAL BOND FUNDS (Cost $1,121,072)		1,112,075

Domestic Equity Funds - 51.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	94,432	2,120,943
Fidelity Series Large Cap Growth Index Fund (a)	45,820	1,362,685
Fidelity Series Large Cap Stock Fund (a)	47,935	1,270,273
Fidelity Series Large Cap Value Index Fund (a)	140,774	2,557,856
Fidelity Series Small Cap Core Fund (a)	42,338	556,748
Fidelity Series Small Cap Opportunities Fund (a)	16,658	262,694
Fidelity Series Value Discovery Fund (a)	54,152	914,623
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,241,253)		9,045,822

International Equity Funds - 41.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	31,792	609,460
Fidelity Series Emerging Markets Fund (a)	38,487	444,143
Fidelity Series Emerging Markets Opportunities Fund (a)	74,422	1,777,192
Fidelity Series International Growth Fund (a)	59,140	1,221,248
Fidelity Series International Index Fund (a)	30,790	460,620
Fidelity Series International Small Cap Fund (a)	10,665	216,608
Fidelity Series International Value Fund (a)	75,037	1,229,858
Fidelity Series Overseas Fund (a)	74,810	1,214,167
Fidelity Series Select International Small Cap Fund (a)	983	13,674
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,727,351)		7,186,970

Short-Term Funds - 0.9%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $161,666)	16,256	161,745

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $11,768)	4.23	11,768	11,768

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $14,263,110)	17,518,380
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2)
NET ASSETS - 100.0%	17,518,378

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,159	651	91	16	-	25	1,744	222
Fidelity Series Blue Chip Growth Fund	1,370,193	523,661	214,687	54,048	(1,090)	442,866	2,120,943	94,432
Fidelity Series Canada Fund	350,022	225,288	38,587	-	(310)	73,047	609,460	31,792
Fidelity Series Corporate Bond Fund	900	3,471	3,729	16	43	8	693	73
Fidelity Series Emerging Markets Fund	295,996	123,770	60,725	-	(13)	85,115	444,143	38,487
Fidelity Series Emerging Markets Opportunities Fund	1,184,658	488,666	218,755	-	607	322,016	1,777,192	74,422
Fidelity Series Government Bond Index Fund	1,458	5,990	6,816	20	60	-	692	75
Fidelity Series Government Money Market Fund	-	88,703	76,935	1,114	-	-	11,768	11,768
Fidelity Series International Credit Fund	33	1	-	1	-	1	35	4
Fidelity Series International Developed Markets Bond Index Fund	-	6,802	6,420	-	81	1	464	53
Fidelity Series International Growth Fund	821,167	321,263	70,413	-	(506)	149,737	1,221,248	59,140
Fidelity Series International Index Fund	311,177	128,702	39,819	-	345	60,215	460,620	30,790
Fidelity Series International Small Cap Fund	152,121	44,231	13,592	-	510	33,338	216,608	10,665
Fidelity Series International Value Fund	815,887	337,012	118,813	-	1,062	194,710	1,229,858	75,037
Fidelity Series Investment Grade Bond Fund	1,384	5,691	6,383	23	(5)	5	692	68
Fidelity Series Investment Grade Securitized Fund	870	3,318	3,540	15	37	7	692	76
Fidelity Series Large Cap Growth Index Fund	881,449	308,544	112,079	1,473	(421)	285,192	1,362,685	45,820
Fidelity Series Large Cap Stock Fund	813,784	374,930	83,421	59,672	406	164,574	1,270,273	47,935
Fidelity Series Large Cap Value Index Fund	1,674,504	777,420	92,805	-	(2,636)	201,373	2,557,856	140,774
Fidelity Series Long-Term Treasury Bond Index Fund	793,492	405,816	91,065	17,244	(4,459)	3,279	1,107,063	202,759
Fidelity Series Overseas Fund	817,331	354,402	78,808	-	439	120,803	1,214,167	74,810
Fidelity Series Select International Small Cap Fund	2,083	13,328	3,957	-	288	1,932	13,674	983
Fidelity Series Small Cap Core Fund	384,497	118,227	39,317	-	840	92,501	556,748	42,338
Fidelity Series Small Cap Opportunities Fund	170,973	66,774	10,475	4,210	(295)	35,717	262,694	16,658
Fidelity Series Treasury Bill Index Fund	-	280,408	118,717	3,412	(25)	79	161,745	16,256
Fidelity Series Value Discovery Fund	601,017	289,784	34,097	-	(747)	58,666	914,623	54,152
	11,446,155	5,296,853	1,544,046	141,264	(5,789)	2,325,207	17,518,380

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,112,075	1,112,075	-	-

Domestic Equity Funds	9,045,822	9,045,822	-	-

International Equity Funds	7,186,970	7,186,970	-	-

Short-Term Funds	161,745	161,745	-	-

Money Market Funds	11,768	11,768	-	-
Total Investments in Securities:	17,518,380	17,518,380	-	-
Fidelity Flex® Freedom Blend 2065 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $14,263,110)	$17,518,380

Total Investment in Securities (cost $14,263,110)		$17,518,380
Cash		1
Receivable for investments sold		86,478
Receivable for fund shares sold		90,236
Total assets		17,695,095
Liabilities
Payable for investments purchased	$172,551
Payable for fund shares redeemed	4,166
Total liabilities		176,717
Net Assets		$17,518,378
Net Assets consist of:
Paid in capital		$14,188,174
Total accumulated earnings (loss)		3,330,204
Net Assets		$17,518,378
Net Asset Value, offering price and redemption price per share ($17,518,378 ÷ 1,154,745 shares)		$15.17
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$36,067
Expenses
Independent trustees' fees and expenses	$15
Total expenses		15
Net Investment income (loss)		36,052
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(5,789)
Capital gain distributions from underlying funds:
Affiliated issuers	105,197
Total net realized gain (loss)		99,408
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,325,207
Total change in net unrealized appreciation (depreciation)		2,325,207
Net gain (loss)		2,424,615
Net increase (decrease) in net assets resulting from operations		$2,460,667
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,052	$200,866
Net realized gain (loss)	99,408	172,455
Change in net unrealized appreciation (depreciation)	2,325,207	52,607
Net increase (decrease) in net assets resulting from operations	2,460,667	425,928
Distributions to shareholders	(67,771)	(329,528)

Share transactions
Proceeds from sales of shares	5,176,780	7,218,901
Reinvestment of distributions	67,771	329,528
Cost of shares redeemed	(1,565,221)	(2,550,409)

Net increase (decrease) in net assets resulting from share transactions	3,679,330	4,998,020
Total increase (decrease) in net assets	6,072,226	5,094,420

Net Assets
Beginning of period	11,446,152	6,351,732
End of period	$17,518,378	$11,446,152

Other Information
Shares
Sold	372,338	551,946
Issued in reinvestment of distributions	5,173	25,637
Redeemed	(113,071)	(192,821)
Net increase (decrease)	264,440	384,762

Financial Highlights
Fidelity Flex® Freedom Blend 2065 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.86	$12.56	$10.57	$11.92	$12.47	$8.42
Income from Investment Operations
Net investment income (loss) A,B	.04	.29	.26	.33	.35	.18
Net realized and unrealized gain (loss)	2.34	.45	1.99	(1.15)	.19	4.51
Total from investment operations	2.38	.74	2.25	(.82)	.54	4.69
Distributions from net investment income	(.01)	(.26)	(.22)	(.25)	(.32)	(.18)
Distributions from net realized gain	(.06)	(.18)	(.04)	(.28)	(.76)	(.45)
Total distributions	(.07)	(.44)	(.26)	(.53)	(1.09) C	(.64) C
Net asset value, end of period	$15.17	$12.86	$12.56	$10.57	$11.92	$12.47
Total Return D,E	18.61%	5.94%	21.49%	(6.62)%	3.86%	56.66%
Ratios to Average Net Assets B,F,G
Expenses before reductions	-% H,I	-% H	.01%	-% H	-% H	-% H
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	.51% I	2.21%	2.29%	3.24%	2.78%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$17,518	$11,446	$6,352	$2,748	$301	$136
Portfolio turnover rate J	22 % I	32%	24%	34%	31%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Flex® Freedom Blend 2070 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	83	653
Fidelity Series Corporate Bond Fund (a)	28	267
Fidelity Series Government Bond Index Fund (a)	29	267
Fidelity Series International Developed Markets Bond Index Fund (a)	23	196
Fidelity Series Investment Grade Bond Fund (a)	26	267
Fidelity Series Investment Grade Securitized Fund (a)	29	267
Fidelity Series Long-Term Treasury Bond Index Fund (a)	75,939	414,626
TOTAL BOND FUNDS (Cost $414,788)		416,543

Domestic Equity Funds - 51.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	35,355	794,068
Fidelity Series Large Cap Growth Index Fund (a)	17,155	510,184
Fidelity Series Large Cap Stock Fund (a)	17,947	475,589
Fidelity Series Large Cap Value Index Fund (a)	52,704	957,639
Fidelity Series Small Cap Core Fund (a)	15,915	209,288
Fidelity Series Small Cap Opportunities Fund (a)	6,262	98,750
Fidelity Series Value Discovery Fund (a)	20,274	342,426
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,026,301)		3,387,944

International Equity Funds - 41.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	11,906	228,236
Fidelity Series Emerging Markets Fund (a)	14,415	166,345
Fidelity Series Emerging Markets Opportunities Fund (a)	27,873	665,611
Fidelity Series International Growth Fund (a)	22,146	457,309
Fidelity Series International Index Fund (a)	11,511	172,205
Fidelity Series International Small Cap Fund (a)	4,009	81,432
Fidelity Series International Value Fund (a)	28,108	460,690
Fidelity Series Overseas Fund (a)	28,021	454,788
Fidelity Series Select International Small Cap Fund (a)	370	5,141
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,253,596)		2,691,757

Short-Term Funds - 0.6%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $40,753)	4,099	40,781

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $24,212)	4.23	24,212	24,212

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,759,650)	6,561,237
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	6,561,238

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	552	155	61	6	(1)	8	653	83
Fidelity Series Blue Chip Growth Fund	652,506	81,629	120,614	20,570	(3,443)	183,990	794,068	35,355
Fidelity Series Canada Fund	166,686	56,052	24,734	-	(398)	30,630	228,236	11,906
Fidelity Series Corporate Bond Fund	428	1,510	1,694	7	19	4	267	28
Fidelity Series Emerging Markets Fund	140,954	23,245	31,698	-	(915)	34,759	166,345	14,415
Fidelity Series Emerging Markets Opportunities Fund	564,135	93,028	120,029	-	(3,828)	132,305	665,611	27,873
Fidelity Series Government Bond Index Fund	694	2,610	3,066	9	29	-	267	29
Fidelity Series Government Money Market Fund	-	37,693	13,481	527	-	-	24,212	24,212
Fidelity Series International Developed Markets Bond Index Fund	-	3,167	3,009	-	38	-	196	23
Fidelity Series International Growth Fund	390,554	48,330	42,819	-	(363)	61,607	457,309	22,146
Fidelity Series International Index Fund	148,184	20,639	21,605	-	442	24,545	172,205	11,511
Fidelity Series International Small Cap Fund	72,436	5,666	11,169	-	19	14,480	81,432	4,009
Fidelity Series International Value Fund	389,006	57,562	65,951	-	2,809	77,264	460,690	28,108
Fidelity Series Investment Grade Bond Fund	658	2,484	2,875	10	(2)	2	267	26
Fidelity Series Investment Grade Securitized Fund	414	1,444	1,610	6	17	2	267	29
Fidelity Series Large Cap Growth Index Fund	419,756	43,755	68,722	596	(1,035)	116,430	510,184	17,155
Fidelity Series Large Cap Stock Fund	387,539	72,274	51,447	23,414	(237)	67,460	475,589	17,947
Fidelity Series Large Cap Value Index Fund	797,408	168,253	83,814	-	(1,737)	77,529	957,639	52,704
Fidelity Series Long-Term Treasury Bond Index Fund	377,895	98,825	59,085	7,035	(3,362)	353	414,626	75,939
Fidelity Series Overseas Fund	389,216	62,452	48,384	-	1,066	50,438	454,788	28,021
Fidelity Series Select International Small Cap Fund	994	3,436	67	-	(1)	779	5,141	370
Fidelity Series Small Cap Core Fund	183,089	13,953	24,465	-	(2,323)	39,034	209,288	15,915
Fidelity Series Small Cap Opportunities Fund	81,414	10,829	7,698	1,624	(995)	15,200	98,750	6,262
Fidelity Series Treasury Bill Index Fund	-	109,448	68,681	1,311	(13)	27	40,781	4,099
Fidelity Series Value Discovery Fund	286,205	63,105	29,053	-	(1,396)	23,565	342,426	20,274
	5,450,723	1,081,544	905,831	55,115	(15,610)	950,411	6,561,237

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	416,543	416,543	-	-

Domestic Equity Funds	3,387,944	3,387,944	-	-

International Equity Funds	2,691,757	2,691,757	-	-

Short-Term Funds	40,781	40,781	-	-

Money Market Funds	24,212	24,212	-	-
Total Investments in Securities:	6,561,237	6,561,237	-	-
Fidelity Flex® Freedom Blend 2070 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $5,759,650)	$6,561,237

Total Investment in Securities (cost $5,759,650)		$6,561,237
Receivable for investments sold		39,922
Receivable for fund shares sold		4,728
Total assets		6,605,887
Liabilities
Payable for investments purchased	$44,561
Payable for fund shares redeemed	88
Total liabilities		44,649
Net Assets		$6,561,238
Net Assets consist of:
Paid in capital		$5,739,228
Total accumulated earnings (loss)		822,010
Net Assets		$6,561,238
Net Asset Value, offering price and redemption price per share ($6,561,238 ÷ 547,390 shares)		$11.99
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$14,446
Expenses
Independent trustees' fees and expenses	$6
Total expenses		6
Net Investment income (loss)		14,440
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(15,610)
Capital gain distributions from underlying funds:
Affiliated issuers	40,669
Total net realized gain (loss)		25,059
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	950,411
Total change in net unrealized appreciation (depreciation)		950,411
Net gain (loss)		975,470
Net increase (decrease) in net assets resulting from operations		$989,910
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	For the period June 28, 2024 (commencement of operations) through March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,440	$66,093
Net realized gain (loss)	25,059	28,703
Change in net unrealized appreciation (depreciation)	950,411	(148,824)
Net increase (decrease) in net assets resulting from operations	989,910	(54,028)
Distributions to shareholders	(32,364)	(81,508)

Share transactions
Proceeds from sales of shares	763,305	6,578,229
Reinvestment of distributions	30,881	78,074
Cost of shares redeemed	(641,216)	(1,070,045)

Net increase (decrease) in net assets resulting from share transactions	152,970	5,586,258
Total increase (decrease) in net assets	1,110,516	5,450,722

Net Assets
Beginning of period	5,450,722	-
End of period	$6,561,238	$5,450,722

Other Information
Shares
Sold	68,738	630,683
Issued in reinvestment of distributions	2,984	7,669
Redeemed	(60,654)	(102,030)
Net increase (decrease)	11,068	536,322

Financial Highlights
Fidelity Flex® Freedom Blend 2070 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.23
Net realized and unrealized gain (loss)	1.86	.15 D
Total from investment operations	1.89	.38
Distributions from net investment income	(.01)	(.17)
Distributions from net realized gain	(.05)	(.05)
Total distributions	(.06)	(.22)
Net asset value, end of period	$11.99	$10.16
Total Return E	18.72%	3.83%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I	-% I
Expenses net of fee waivers, if any H	- % I	-% I
Expenses net of all reductions, if any H	-% I	-% I
Net investment income (loss)	.50% I	2.88% I
Supplemental Data
Net assets, end of period (000 omitted)	$6,561	$5,451
Portfolio turnover rate J	31 % I	37% I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended September 30, 2025

1. Organization.
Fidelity Flex Freedom Blend Retirement Fund (formerly Fidelity Flex Freedom Blend Income Fund), Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund, Fidelity Flex Freedom Blend 2065 Fund and Fidelity Flex Freedom Blend 2070 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds are available only to certain fee-based accounts and advisory programs offered by Fidelity. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity U.S. equity funds, international equity funds, bond funds, and short-term funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Flex Freedom Blend Retirement Fund	2,823,381	247,577	(17,012)	230,565
Fidelity Flex Freedom Blend 2010 Fund	2,430,548	263,260	(18,671)	244,589
Fidelity Flex Freedom Blend 2015 Fund	6,961,957	960,014	(102,752)	857,262
Fidelity Flex Freedom Blend 2020 Fund	21,052,706	3,630,198	(485,564)	3,144,634
Fidelity Flex Freedom Blend 2025 Fund	36,703,560	7,604,922	(1,031,454)	6,573,468
Fidelity Flex Freedom Blend 2030 Fund	63,527,590	15,154,511	(1,226,582)	13,927,929
Fidelity Flex Freedom Blend 2035 Fund	63,831,108	18,097,495	(750,213)	17,347,282
Fidelity Flex Freedom Blend 2040 Fund	58,113,854	20,836,853	(683,944)	20,152,909
Fidelity Flex Freedom Blend 2045 Fund	60,301,956	23,177,757	(393,279)	22,784,478
Fidelity Flex Freedom Blend 2050 Fund	47,245,499	17,894,290	(320,209)	17,574,081
Fidelity Flex Freedom Blend 2055 Fund	36,612,497	12,135,284	(235,461)	11,899,823
Fidelity Flex Freedom Blend 2060 Fund	21,660,535	6,709,225	(108,548)	6,600,677
Fidelity Flex Freedom Blend 2065 Fund	14,328,168	3,228,135	(37,923)	3,190,212
Fidelity Flex Freedom Blend 2070 Fund	5,775,046	796,433	(10,242)	786,191

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Flex Freedom Blend Retirement Fund	(164,601)	(73,810)	(238,411)
Fidelity Flex Freedom Blend 2010 Fund	(97,025)	(35,694)	(132,719)
Fidelity Flex Freedom Blend 2015 Fund	(96,683)	(-)	(96,683)

Due to a merger in a prior period, approximately $105,564 of Fidelity Flex Freedom Blend Income Fund's realized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $38,550 of those capital losses per year to offset gains.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Freedom Blend Retirement Fund	612,868	1,340,291
Fidelity Flex Freedom Blend 2010 Fund	497,324	527,703
Fidelity Flex Freedom Blend 2015 Fund	1,199,582	2,043,226
Fidelity Flex Freedom Blend 2020 Fund	4,255,724	10,669,786
Fidelity Flex Freedom Blend 2025 Fund	7,191,165	12,340,107
Fidelity Flex Freedom Blend 2030 Fund	14,235,872	19,135,648
Fidelity Flex Freedom Blend 2035 Fund	14,912,346	20,067,643
Fidelity Flex Freedom Blend 2040 Fund	15,077,746	13,803,581
Fidelity Flex Freedom Blend 2045 Fund	15,529,230	11,737,135
Fidelity Flex Freedom Blend 2050 Fund	12,192,159	10,449,741
Fidelity Flex Freedom Blend 2055 Fund	11,209,134	6,076,871
Fidelity Flex Freedom Blend 2060 Fund	6,819,410	3,307,019
Fidelity Flex Freedom Blend 2065 Fund	5,296,853	1,544,046
Fidelity Flex Freedom Blend 2070 Fund	1,081,544	905,831
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services and the Funds do not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Funds, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
8. Prior Fiscal Year Reorganization Information
On June 14, 2024, Fidelity Flex Freedom Blend Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Flex Freedom Blend 2005 Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by Fidelity Flex Freedom Blend Income Fund. The acquisition was accomplished by an exchange of shares of Fidelity Flex Freedom Blend Income Fund for shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by Fidelity Flex Freedom Blend Income Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of Fidelity Flex Freedom Blend Income Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Flex Freedom Blend 2005 Fund	2,624,395	30,237	2,626,768	275,344	.9957442348

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Flex Freedom Blend Income Fund	1,064,921	3,691,689

Pro forma results of operations of the combined entity for the entire period ended March 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$127,324
Total net realized gain (loss)	(1,300)
Total change in net unrealized appreciation (depreciation)	86,615
Net increase (decrease) in net assets resulting from operations	$212,639

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fidelity Flex Freedom Blend Income Fund Statement of Operations since June 14, 2024.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex Freedom Blend Income Fund
Fidelity Flex Freedom Blend 2010 Fund
Fidelity Flex Freedom Blend 2015 Fund
Fidelity Flex Freedom Blend 2020 Fund
Fidelity Flex Freedom Blend 2025 Fund
Fidelity Flex Freedom Blend 2030 Fund
Fidelity Flex Freedom Blend 2035 Fund
Fidelity Flex Freedom Blend 2040 Fund
Fidelity Flex Freedom Blend 2045 Fund
Fidelity Flex Freedom Blend 2050 Fund
Fidelity Flex Freedom Blend 2055 Fund
Fidelity Flex Freedom Blend 2060 Fund
Fidelity Flex Freedom Blend 2065 Fund
Fidelity Flex Freedom Blend 2070 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In considering whether to renew the Advisory Contract for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable. The Board's decision to renew the funds' Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered FMR's staffing as it relates to the funds, including the backgrounds of investment personnel, and also considered FMR's implementation of the funds' investment program and experience. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, such as its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the absolute investment performance of each fund, as well as each fund's relative investment performance. The Board noted that the funds are available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that each fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that each fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of each fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that each fund does not pay a management fee and concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of each fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the funds were not relevant to the renewal of the Advisory Contracts because the funds pay no advisory fees and FMR or an affiliate bears all expenses of the funds, with limited exceptions.
Economies of Scale. The Board concluded that because the funds pay no advisory fees and FMR or an affiliate bears all expenses of the funds with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the funds' Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the lineup of the Fidelity funds; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed through September 30, 2026.

1.9884227.108
XFC-SANN-1125

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 20, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	November 20, 2025